--------------
DELAWARE GROUP
--------------
PREMIUM FUND
============
SEMI-ANNUAL REPORT
-------------------
JUNE 30, 1997

DECATUR TOTAL RETURN SERIES
DELCHESTER SERIES
CAPITAL RESERVES SERIES
CASH RESERVES SERIES
DELCAP SERIES
DELAWARE FUND SERIES
INTERNATIONAL EQUITY SERIES
VALUE SERIES
TREND SERIES
GLOBAL BOND SERIES
STRATEGIC INCOME SERIES
DEVON SERIES
EMERGING MARKETS SERIES
CONVERTIBLE SECURITIES SERIES
QUANTUM SERIES

July 31, 1997

Dear Policyholder:

The first six months of Premium Fund's 1997 fiscal year was an opportune time to be an investor. Equities provided significant capital appreciation potential and domestic and global bond markets yielded many income and total return opportunities.

   Below is a comparison of the short-term performance of stocks of large and small companies, domestic bonds and overseas stocks as measured by unmanaged indexes. Complete performance information for your Funds, including charges and expenses, can be found in the financial section of this report.

Aggregate Total Return                        Six Months Ended June 30, 1997
Standard & Poor's 500 Index                              +20.60%
Russell 2000 Index                                       +10.17%
Lehman Brothers Government/Corporate Bond Index           +2.74%
Morgan Stanley Europe Australia Far East Index           +10.35%

Past performance does not guarantee future results. Performance quoted above is at net asset value and assumes reinvestment of dividends.

   As for the U.S. stock market, despite a brief second quarter lull, the first half of 1997 mirrored its ebullient performance of 1996 amid strong corporate earnings growth, mild inflation and rising consumer confidence. In general, shares of large companies significantly outperformed the shares of smaller companies and value stocks tended to outperform growth stocks.

   The most significant shift in the U.S. bond market was the continuing narrowing of spreads between U.S. Treasuries and high-yield bonds of comparable maturity. This suggests healthy investor demand for high-yield issues and an expectation that the credit standings of highly leveraged companies will remain stable.

   Overseas, European equity markets performed well. One of the strongest was Germany, which is benefiting from corporate earnings growth among major export-oriented companies such as car manufacturers. The United Kingdom and France also held up well despite political change. In Japan, we believe skyrocketing export volume may be a catalyst for future growth.

   Emerging equity markets, especially those in Latin America and Eastern Europe, also offered strong returns. In particular, Mexico and Brazil did well amid forecasts of buoyant growth and low inflation. The Pacific Rim region offered mixed results. Thailand performed poorly amid financial sector instability.

   The following pages detail the performance and expenses of each Series. Remember that your annuity is designed to offer the powerful advantage of diversification and tax-deferred earnings potential for investors.

Sincerely,

/s/ Wayne A. Stork
-------------------
Wayne A. Stork
Chairman, President and Chief Executive Officer
Delaware Group Premium Fund, Inc.

Delaware Group Premium Fund, Inc.- Decatur Total Return Series
(Formerly Equity/Income Series)
Statement of Net Assets
June 30, 1997
(Unaudited)
                                                Number           Market
                                              of Shares           Value
  COMMON STOCK-97.38%
  Aerospace & Defense-1.37%
  General Dynamics.....................        48,500         $ 3,637,500
                                                               -----------
                                                                3,637,500
                                                               -----------
  Automobiles & Automotive Parts-4.27%
  FORD MOTOR...........................       142,000            5,360,500
  General Motors.......................        47,400            2,639,588
  ITT Industries.......................        82,800            2,132,100
  LucasVarity ADR......................        33,800            1,170,325
                                                               -----------
                                                                11,302,513
                                                               -----------
  Banking, Finance & Insurance-20.89%
  American General.....................        98,200            4,689,050
  AON..................................       105,325            5,450,569
  Banc One.............................        84,600            4,097,813
  Bank of Boston.......................        51,700            3,725,631
  CIGNA................................        23,300            4,135,750
  Chase Manhattan......................        49,600            4,814,300
  Crestar Financial....................       105,700            4,109,088
  Fleet Financial Group................        56,000            3,542,000
  Hartford Financial Services                  45,000            3,723,750
  Mellon Bank..........................        81,600            3,682,200
  Mercantile Bancorporation............        52,400            3,183,300
  Signet Banking.......................        48,500            1,746,000
  Summit Bancorp.......................        91,650            4,593,956
  U.S. Bancorp.........................        60,000            3,849,375
                                                               -----------
                                                                55,342,782
                                                               -----------
  Cable, Media & Publishing-2.79%
  Dow Jones & Company..................           700               28,350
  MCGRAW-HILL..........................       125,400            7,375,088
                                                               -----------
                                                                 7,403,438
                                                               -----------
  Chemicals-5.91%
  DUPONT(E.I.)DENEMOURS................       102,000            6,413,250
  Eastman Chemical.....................         8,900              565,150
  Hercules.............................        14,500              694,188
  Imperial Chemical ADR................        77,300            4,396,438
  Rhone-Poulenc ADR....................        86,300            3,592,238
                                                               -----------
                                                                15,661,264
                                                               -----------

                                               Number             Market
                                             of Shares             Value
  COMMON STOCK (Continued)
  Electronics & Electrical Equipment-3.81%
  Eaton................................        58,500            $ 5,107,781
  Thomas & Betts.......................        94,900              4,988,181
                                                                 -----------
                                                                  10,095,962
                                                                 -----------
  Energy-10.49%
  Atlantic Richfield...................        53,000              3,736,500
  British Petroleum ADR................        63,443              4,750,325
  Consolidated Natural Gas.............        38,900              2,093,306
  Mobil................................        65,200              4,555,850
  Texaco...............................        48,800              5,307,000
  USX-Marathon Group...................       102,700              2,965,463
  Williams.............................       100,350              4,390,313
                                                                 -----------
                                                                  27,798,757
                                                                 -----------
  Environmental Services-3.09%
  Browning Ferris......................       153,100              5,090,575
  Waste Management.....................        96,600              3,103,275
                                                                 -----------
                                                                   8,193,850
                                                                 -----------
  Food, Beverage & Tobacco-9.43%
  Anheuser-Busch.......................       107,500              4,508,281
  Fortune Brands.......................       123,900              4,623,019
 *Gallagher Group.......................       47,500                875,781
  General Mills........................         1,700                110,713
  Heinz (H.J.).........................        93,800              4,326,525
  Philip Morris........................        99,600              4,419,750
  Quaker Oats..........................        57,000              2,557,875
  RJR Nabisco Holdings.................       108,040              3,565,320
                                                                 -----------
                                                                  24,987,264
                                                                 -----------
  Healthcare & Pharmaceuticals-13.58%
  AMERICAN HOME PRODUCTS...............        84,800              6,487,200
  Bausch & Lomb........................        82,300              3,878,388
  BAXTER INTERNATIONAL.................       128,100              6,693,225
  BRISTOL-MYERS SQUIBB.................        88,500              7,168,500
  Glaxo Wellcome ADR...................       105,900              4,427,944
  PHARMACIA & UPJOHN...................       210,700              7,321,825
                                                                 -----------
                                                                  35,977,082
                                                                 -----------

-------------------
Top 10 stock holdings, representing 25.0% of net assets, are in bold.

Decatur Total Return Series
Statement of Net Assets (Continued)
                                              Number               Market
                                            of Shares               Value
  COMMON STOCK (Continued)
  Metals & Mining-1.10%
  Freeport-McMoRan Copper & Gold Class B       93,600           $  2,913,300
                                                                ------------
                                                                   2,913,300
                                                                ------------
  Paper & Forest Products-2.09%
  Georgia-Pacific......................        39,500              3,372,313
  Temple-Inland........................        40,040              2,162,160
                                                                ------------
                                                                   5,534,473
                                                                ------------
  Retail-2.43%
  Eastman Kodak........................        47,800              3,668,650
  May Department Stores................        58,300              2,754,675
                                                                ------------
                                                                   6,423,325
                                                                ------------
  Telecommunications-7.00%
  Alltel...............................        75,700              2,531,219
  BCE..................................       127,800              3,578,400
  BellSouth............................        81,300              3,770,288
  Frontier.............................       239,100              4,767,056
  SBC Communications...................        62,900              3,891,938
                                                                ------------
                                                                  18,538,901
                                                                ------------
  Transportation & Shipping-3.95%
  Norfolk Southern.....................        38,200              3,848,650
  UNION PACIFIC........................        93,900              6,619,950
                                                                ------------
                                                                  10,468,600
                                                                ------------

                                                Number            Market
                                              of Shares            Value
  COMMON STOCK (Continued)
  Miscellaneous-5.18%
  BOC Group............................        56,000         $  1,988,000
  Block (H&R)..........................         5,900              190,275
  Minnesota Mining & Manufacturing             40,600            4,141,200
  PITNEY BOWES.........................       103,900            7,402,875
                                                              ------------
                                                                13,722,350
                                                              ------------
  Total Common Stock
   (cost $212,048,114)..................                       258,001,361
                                                              ------------


                                              Principal
                                                Amount
  REPURCHASE AGREEMENTS-3.53%
  With Chase Manhattan 5.80% 7/1/97 (dated
    6/30/97, collateralized by $3,286,000
    U.S. Treasury Notes 5.375% due 11/30/97,
    market value $3,297,182)...............    $3,230,000          3,230,000
  With J.P. Morgan Securities 5.80% 7/1/97
    (dated 6/30/97, collateralized by $3,112,000
    U.S. Treasury Notes 5.125% due 4/30/98,
    market value $3,123,486)...............     3,055,000          3,055,000
  With PaineWebber 5.80% 7/1/97 (dated 6/30/97,
    collateralized by $1,934,000 U.S. Treasury Notes
    7.25% due 2/15/98, market value $2,033,071
    and $1,047,000 U.S. Treasury Notes 9.125%
    due 5/15/99, market value $1,114,310)..     3,055,000          3,055,000
  Total Repurchase Agreements                                   ------------
    (cost $9,340,000)....................                          9,340,000
                                                                ------------


TOTAL MARKET VALUE OF SECURITIES-100.91% (cost $221,388,114)..... 267,341,361

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS-(0.91%)..........  (2,413,438)
                                                                 ------------
NET ASSETS APPLICABLE TO 15,441,237 SHARES ($.01 PAR VALUE) OUTSTANDING;
  EQUIVALENT TO $17.16 PER SHARE -100.00%........................$264,927,923
                                                                 ============
COMPONENTS OF NET ASSETS AT JUNE 30, 1997:
Common stock, $.01 par value, 750,000,000 shares authorized
 to the Fund with 50,000,000 shares allocated to the Series......$208,562,324
Accumulated undistributed:
  Net investment income..........................................     958,691
  Net realized gain on investments...............................   9,453,661
  Net unrealized appreciation of investments.....................  45,953,247
                                                                 ------------
Total net assets.................................................$264,927,923
                                                                 ============
--------------------
*Non-income producing security for the period ended June 30, 1997.
 ADR-American Depository Receipt

                             See accompanying notes

Delaware Group Premium Fund, Inc.-Delchester Series (Formerly High-Yield Series) Statement of Net Assets
June 30, 1997
(Unaudited)
                                                  Principal      Market
                                                   Amount        Value
CORPORATE BONDS-89.45%
Aerospace & Defense-0.09%
Roller Bearing Company of America
    sr sub nts 9.625% 6/15/07..................   $  75,000   $   76,125
                                                              ----------
                                                                  76,125
                                                              ----------
Automobiles & Automotive Parts-4.26%
Collins & Aikman sr sub nts 10.00% 1/15/07.....     750,000      759,375
CSK Auto sr sub nts 11.00% 11/1/06.............     500,000      522,500
Delco Remy International
  sr sub nts 10.625% 8/1/06....................     250,000      266,875
Exide sr nts 10.75% 12/15/02...................     100,000      105,250
Motors & Gears sr nts 10.75% 11/15/06..........     500,000      518,125
Penda sr nts 10.75% 3/1/04.....................     600,000      609,000
Ryder Transportation sr sub nts
  10.00% 12/1/06...............................     600,000      618,000
                                                              ----------
                                                               3,399,125
                                                              ----------
Banking, Finance & Insurance-0.85%
Cityscape Financial sr nts 12.75% 6/1/04.......     475,000      471,438
Life Partners sr sub nts 12.75% 7/15/02........     200,000      207,250
                                                              ----------
                                                                 678,688
                                                              ----------
Buildings & Materials-4.54%
Atrium sr sub nts 10.50% 11/15/06..............     500,000      515,000
Clarks Material sr nts 10.75% 11/15/06.........     500,000      526,250
Nortek sr nts 9.25% 3/15/07....................     500,000      515,000
NVR sr nts 11.00% 4/15/03......................     250,000      268,438
Reliant Building sr sub nts 10.875% 5/1/04.....     500,000      515,000
Safelite Glass sr sub nts 9.875% 12/15/06......     500,000      528,750
Williams Scotsman sr nts 9.875% 6/1/07.........     750,000      751,875
                                                              ----------
                                                               3,620,313
                                                              ----------
Cable, Media & Publishing-11.75%
Adelphia Communications
  sr nts 9.50% 2/15/04.........................     325,000      314,438
Adelphia Communications
  sr debs 11.875% 9/15/04......................     400,000      427,000
Allbritton sr sub debs 11.50% 8/15/04..........     150,000      158,063
Big Flower Press sr sub nts 8.875% 7/1/07......     450,000      443,250
Cablevision Systems sr sub nts 9.875% 5/15/06..     425,000      455,813
Comcast Cellular sr nts 9.50% 5/1/07...........   1,000,000    1,015,000
Fundy Cable Limited sr nts 11.00% 11/15/05.....     250,000      271,563

                                                  Principal       Market
                                                   Amount         Value
CORPORATE BONDS (Continued)
Cable, Media & Publishing (Continued)
Hollinger International Publishing
  sr sub nts 9.25% 3/15/07.....................  $  550,000   $  562,375
Intermed Capital Partners sr nts 11.25% 8/1/06.     500,000      540,000
Jones Intercable sr nts 8.875% 4/1/07..........     275,000      281,875
Katz Media sr sub nts 10.50% 1/15/07...........     900,000      889,875
Lamar Advertising unsec sr sub nts
  9.625% 12/1/06...............................     500,000      513,750
Marcus Cable sr disc nts
  0.00%/14.25%  12/15/05.......................     800,000      636,000
Rogers Cablesystems sr sec nts
  10.00% 12/1/07...............................   1,040,000    1,120,600
Rogers Cablesystems sr sub nts 11.00% 12/1/15..     270,000      294,975
STC Broadcasting sr sub nts 11.00% 3/15/07.....     600,000      642,000
Sullivan Graphics sr sub nts 12.75% 8/1/05.....     500,000      519,375
Universal Outdoor sr sub nts 9.75% 10/15/06....     275,000      285,313
                                                              ----------
                                                               9,371,265
                                                              ----------
Chemicals-5.33%
Astor sr sub nts 10.50% 10/15/06...............     650,000      693,875
BPC Holding sr nts 12.50% 6/15/06..............     400,000      437,500
Harris Chemical sr sub nts 10.75% 10/15/03.....   1,000,000    1,027,500
ISP Holdings sr nts 9.00% 10/15/03.............     275,000      286,688
Pioneer Americas Acquisition
    sr nts 9.25% 6/15/07.......................     100,000       99,125
Sterling Chemical Holdings
  sr disc nts 0.00%/13.50% 8/15/08.............   1,675,000    1,109,688
TEXAS Petrochemical sr sub nts
  11.125% 7/1/06...............................     250,000      269,375
UCC Investors Holding sub nts
  0.00%/12.00% 5/1/05..........................     350,000      323,750
                                                              ----------
                                                               4,247,501
                                                              ----------
Computers & Technology-1.61%
Precise Technology sr sub nts 11.125% 6/15/07..      75,000       76,500
Statia Terminals mtg nts 11.75% 11/15/03.......     250,000      265,000
Unisys nts 11.75% 10/15/04.....................     110,000      120,725
Unisys sr nts 12.00% 4/15/03...................     750,000      821,250
                                                              ----------
                                                               1,283,475
                                                              ----------
4

Delchester Series
Statement of Net Assets (Continued)
                                                   Principal     Market
                                                    Amount        Value
CORPORATE BONDS (Continued)
Consumer Products-4.18%
Calmar sr sub nts 11.50% 8/15/05...............  $  500,000   $  520,000
Consumers International sr nts 10.25% 4/1/05...     225,000      238,500
E&S Holdings sr sub nts 10.375% 10/1/06........     250,000      262,500
French Fragrance sr nts 10.375% 5/15/07........   1,000,000    1,032,500
Prime Succession Acquisition
  sr sub nts 10.75% 8/15/04....................     200,000      220,000
Shop Vac sr sub nts 10.625% 9/1/03.............     500,000      532,500
William Carter sr sub nts 10.375% 12/1/06......     500,000      527,500
                                                              ----------
                                                               3,333,500
                                                              ----------
Electronics & Electrical Equipment-2.48%
Amphenol unsec sr sub nts 9.875% 5/15/07.......     700,000      728,000
Electronics Retailing Systems
    unit 0.00%/13.25% 2/1/04...................     500,000      346,250
IMO Industries sr sub nts 11.75% 5/1/06........     500,000      600,000
Tracor sr sub nts 8.50% 3/1/07.................     300,000      300,000
                                                              ----------
                                                               1,974,250
                                                              ----------
Energy-4.35%
Clark USA sr nts 10.875%12/1/05................     500,000      532,500
Kelley Oil & Gas sr sub nts 10.375% 10/15/06...     300,000      312,750
Mariner Energy sr sub nts 10.50% 8/1/06........     500,000      525,000
MESA Operating sr sub nts 11.625% 7/1/06.......     500,000      386,250
Transamerican Energy sr nts 11.50% 6/15/02.....     250,000      243,750
Transamerican Energy
    sr disc nts 0.00%/13.00% 6/15/02...........   1,000,000      725,000
United Refining sr unsec nts 10.75% 6/15/07....     750,000      748,125
                                                              ----------
                                                               3,473,375
                                                              ----------
Environmental Services-0.46%
Petro Stopping Centers sr nts 10.50% 2/1/07....     350,000      363,125
                                                              ----------
                                                                 363,125
                                                              ----------
Food, Beverage & Tobacco-4.57%
CARROLS sr nts 11.50% 8/15/03..................     200,000      214,750
CFP Holdings sr nts 11.625% 1/15/04............     525,000      545,344
Core-Mark sr sub nts 11.375% 9/15/03...........     300,000      314,625
Delta Beverage Group sr nts 9.75% 12/15/03.....     825,000      863,156
International Home Foods
  sr sub nts 10.375% 11/1/06...................     500,000      518,750
MBW Foods sr sub nts 9.875% 2/15/07............     300,000      309,750

                                                   Principal      Market
                                                    Amount        Value
CORPORATE BONDS (Continued)
Food, Beverage & Tobacco (Continued)
Mafco sr sub nts 11.875% 11/15/02.............. $  250,000    $  270,313
Windy Hill Pet Food sr sub nts 9.75% 5/15/07...    600,000       610,500
                                                              ----------
                                                               3,647,188
                                                              ----------
Healthcare & Pharmaceuticals-2.87%
Dynacare sr nts 10.75% 1/15/06.................    500,000       521,875
Fresensius Medical Care
  co gtd nts 9.00% 12/1/06.....................    450,000       461,250
Imed sr sub nts 9.75% 12/1/06..................    500,000       508,750
Integrated Health Services
    sr sub nts 9.50% 9/15/07...................    500,000       516,250
Owens & Minor sr sub nts 10.875% 6/1/06........    250,000       278,125
                                                              ----------
                                                               2,286,250
                                                              ----------
Industrial Machinery-2.99%
Hawk sr nts 10.25% 12/1/03.....................    780,000       807,300
Interlake sr nts 12.125% 3/1/02................    100,000       104,500
International Wire Group
  sr sub nts 11.75% 6/1/05.....................    500,000       546,875
Jordan Industries sr nts 10.375% 8/1/03........    400,000       420,000
Spinnaker Industries sr nts 10.75% 10/15/06....    500,000       506,875
                                                              ----------
                                                               2,385,550
                                                              ----------
Leisure, Lodging & Entertainment-9.01%
AMF Group sr sub nts 10.875% 3/15/06............   400,000       433,000
American Skiing sr sub nts 12.00% 7/15/06.......   300,000       316,500
Booth Creek Ski Holdings
    sr nts 12.50% 3/15/07.......................   600,000       619,500
Casino America sr nts 12.50% 8/1/03.............   650,000       676,000
Cinemark USA sr sub nts 9.625% 8/1/08...........   975,000       996,938
Coleman Escrow
    1st priority disc nts 0.00% 5/15/01......... 1,000,000       632,500
Coleman Escrow
    2nd priority disc nts 0.00% 5/15/01.........   575,000       345,000
Eldorado Resorts LLC
  sr sub nts 10.50% 8/15/06.....................   200,000       215,000
Hollywood Casino sr nts 12.75% 11/1/03..........   600,000       640,500
Host Mar Travel Plaza sr nts 9.50% 5/15/05......   300,000       314,250
KSL Recreation sr sub nts 10.25% 5/1/07.........   100,000       105,250
Riddell Sports sr nts 10.50% 7/15/07............    25,000        25,625
Station Casinos sr sub nts 9.75% 4/15/07........   575,000       570,688

Delchester Series
Statement of Net Assets (Continued)
                                                   Principal        Market
                                                    Amount          Value
CORPORATE BONDS (Continued)
Leisure, Lodging & Entertainment (Continued)
Sun International Hotels
    sr sub nts 9.00% 3/15/07....................  $500,000      $  510,000
Trump-Atlantic City 1st mtg nts 11.25% 5/1/06...   800,000         784,000
                                                                ----------
                                                                 7,184,751
                                                                ----------
Metals & Mining-4.27%
AK Steel sr nts 10.75% 4/1/04...................   750,000         810,000
Commonwealth Aluminum
  sr sub nts 10.75% 10/1/06.....................   300,000         317,250
G.S.Technologies sr nts 12.00% 9/1/04...........   550,000         594,688
G.S.Technologies sr nts 12.25% 10/1/05..........   525,000         579,469
Weirton Steel sr nts 11.375% 7/1/04.............   400,000         428,000
Westmin Resources sr nts 11.00% 3/15/07.........   650,000         676,000
                                                                ----------
                                                                 3,405,407
                                                                ----------
Packaging & Containers-2.91%
Gaylord Container sr nts 9.75% 6/15/07..........   500,000         500,000
Plastic Containers sr nts 10.00% 12/15/06.......   500,000         520,000
Stone Container sr nts 11.875% 8/1/16...........   575,000         619,563
Stone Container sr sub units 12.25% 4/1/02......   300,000         308,250
U.S. Can sr nts 10.125% 10/15/06................   350,000         373,625
                                                                ----------
                                                                 2,321,438
                                                                ----------
Paper & Forest Products-6.40%
Drypers sr nts 10.25% 6/15/07...................   325,000         324,188
Fibermark sr nts 9.375% 10/15/06................   400,000         399,500
Four M sr nts 12.00% 6/1/06..................... 1,000,000       1,040,000
MAXXAM Group sr sec nts 11.25% 8/1/03...........   950,000         986,813
MAXXAM Group sr sec nts 12.00% 8/1/03...........   600,000         619,500
Pacific Lumber sr nts 10.50% 3/1/03.............   700,000         725,375
Repap Wisconsin sr nts 9.875% 5/1/06............ 1,000,000       1,010,000
                                                                ----------
                                                                 5,105,376
                                                                ----------
Retail-1.72%
Central Tractor sr nts 10.625% 4/1/07...........   290,000         301,600
Fleming sr nts 10.625%12/15/01..................   750,000         791,250
Leslie's Poolmart sr nts 10.375% 7/15/04........   175,000         180,469
Shoppers Food sr nts 9.75% 6/15/04..............   100,000         100,250
                                                                ----------
                                                                 1,373,569
                                                                ----------

                                                  Principal       Market
                                                   Amount         Value
CORPORATE BONDS (Continued)
Telecommunications-8.71%
Arch Communications Group
  sr disc nts 0.00%/10.75% 3/15/08..............$1,000,000    $   527,500
Century Communications sr nts 9.75% 2/15/02.....   500,000        522,500
Echostar sr sec nts 12.50% 7/1/02...............   500,000        498,750
Galaxy Telecommunication L.P.
  sr sub nts 12.375% 10/1/05....................   500,000        533,750
JACOR Communications
  unsec sr sub nts 9.75% 12/15/06...............   500,000        528,750
McCaw International units 0.00%/13.00% 4/15/07..   300,000        150,000
Metrocall unsec sr sub nts 10.375% 10/1/07......   500,000        460,000
Paging Network sr sub nts 10.125% 8/1/07........   450,000        438,750
Rogers Cantel Mobile Communications
  sr sub nts 11.125% 7/15/02.................... 1,200,000      1,249,500
TELEX Communications
    sr sub nts 10.50% 5/1/07.................... 1,000,000      1,045,000
Teleport Communications sr nts 9.875% 7/1/06....   250,000        266,250
Teleport Communications
  sr disc nts  0.00%/7.25% 7/1/07............... 1,000,000        723,750
                                                              -----------
                                                                6,944,500
                                                              -----------
Textiles, Apparel & Furniture-1.27%
Anvil Knitwear sr nts 10.875% 3/15/07........... 1,000,000      1,010,000
                                                              -----------
                                                                1,010,000
                                                              -----------
Transportation & Shipping-2.19%
Ameriking sr nts 10.75% 12/1/06.................   450,000        473,063
Blue Bird Body sr nts 10.75% 11/15/06...........   600,000        642,000
Chemical Leaman sr nts 10.375% 6/15/05..........   325,000        332,313
Eletson Holdings
  1st pfd mtg nts 9.25% 11/15/03................   100,000        101,500
Equimar Shipholdings
  1st priority ship mtg nts 9.875% 7/1/07.......   200,000        199,750
                                                              -----------
                                                                1,748,626
                                                              -----------
Miscellaneous-2.64%
Coinmach sr nts 11.75% 11/15/05.................   500,000        554,375
DiGiorgio sr nts 10.00% 6/15/07.................   350,000        344,313
Dyncorp sr sub nts 9.50% 3/1/07.................   315,000        318,938
Kindercare Learning Centers
   sr sub nts 9.50% 2/15/09.....................   325,000        320,125
Rayovac sr sub nts 10.25% 11/1/06...............   335,000        352,588
Therma-Wave sr nts 10.625% 5/15/04..............   200,000        213,500
                                                              -----------
                                                                2,103,839
                                                              -----------
Total Corporate Bonds (cost $69,018,481)........               71,337,236
                                                              -----------

Delchester Series
Statement of Net Assets (Continued)

                                                     Number        Market
                                                   of Shares       Value
COMMON STOCK-0.01%
Terex Corporation appreciation rights...........        800     $    9,600
                                                                ----------
Total Common Stock (cost $2,000)................                     9,600
                                                                ----------
PREFERRED STOCK-2.17%
El Paso Electric pik............................      5,909        664,761
Pegasus Communication unit 12.75% 1/1/02........      5,000        490,000
Silgan Holdings pik 13.25% 7/15/06..............        532        571,900
                                                                ----------
Total Preferred Stock (cost $1,624,704).........                 1,726,661
                                                                ----------

CONVERTIBLE PREFERRED STOCK-0.31%
Pantry Pride $14.875 cv pfd.....................      2,500        250,000
                                                                ----------
Total Convertible Preferred Stock
  (cost $262,500)...............................                   250,000
                                                                  --------
WARRANTS-0.03%
NS Group warrants...............................        400         20,000
                                                                ----------
Total Warrants (cost $652)......................                    20,000
                                                                ----------

                                                    Principal      Market
                                                     Amount        Value
REPURCHASE AGREEMENTS-5.64%
With Chase Manhattan 5.80% 7/1/97 (dated
 6/30/97, collateralized by $1,584,000
 U.S. Treasury Notes 5.375% due 11/30/97,
 market value $1,588,931).......................   $1,557,000     $ 1,557,000
With J.P. Morgan Securities 5.95% 7/1/97 (dated
 6/30/97, collateralized by $1,500,000
 U.S. Treasury Notes 5.125% due 4/30/98,
 market value $1,505,226).......................    1,472,000       1,472,000
With PaineWebber 5.80% 7/1/97 (dated
 6/30/97, collateralized by $932,000
 U.S. Treasury Notes 7.25% due 2/15/98,
 market value $965,291 and $505,000
 U. S. Treasury Notes 9.125% due 5/15/99,
 market value $536,993).........................    1,472,000       1,472,000
                                                                  -----------
Total Repurchase Agreements
  (cost $4,501,000).............................                    4,501,000
                                                                  -----------
TOTAL MARKET VALUE OF SECURITIES-97.61% (cost $75,409,337)........ 77,844,497
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES-2.39%.............  1,903,292
                                                                  -----------
NET ASSETS APPLICABLE TO 8,581,023 SHARES ($.01 PAR VALUE) OUTSTANDING;
  EQUIVALENT TO $9.29 PER SHARE-100.00%...........................$79,747,789
                                                                  ===========
COMPONENTS OF NET ASSETS AT JUNE 30, 1997:
Common stock, $.01 par value, 750,000,000 shares authorized to the
 Fund with 50,000,000 shares allocated to the Series..............$79,167,239
Accumulated undistributed:
  Net investment income...........................................     69,701
  Net realized loss on investments................................ (1,924,311)

  Net unrealized appreciation of investments......................  2,435,160
                                                                  -----------
Total net assets..................................................$79,747,789
                                                                  ===========

---------------
Summary of Abbreviations:
cv-convertible               mtg-mortgage       sec-secured
co gtd-company guaranteed    nts-notes          sr-senior
debs-debentures              pfd-preferred      sub-subordinated
disc-discount                pik-pay-in-kind    unsec-unsecured

                                 See accompanying notes

Delaware Group Premium Fund, Inc.-Capital Reserves Series
Statement of Net Assets
June 30, 1997
(Unaudited)

                                                    Principal         Market
                                                     Amount           Value
  ASSET BACKED SECURITIES-11.95%
  Advanta
    Series 93-1A2 5.95% 5/25/09...............     $   45,873     $   44,422
  American Finance Home Equity
    Series 94-2A 2A1 6.95% 6/25/24............        212,403        212,787
    Series 91-1A 8.00% 7/25/06 ...............         32,975         33,464
  Case Equipment Loan Trust
    Series 95-B A3 6.15% 9/15/02 .............        472,121        472,636
  Furst Series 96-2A2 6.46% 9/24/11 ..........        615,000        609,619
  IMC Home Equity Loan Trust
    Series 95-3 A2 6.50% 11/25/10 ............        270,000        269,326
  MetLife Capital Equipment Loan Trust
    Series 97-A A 6.85% 5/20/08 ..............        410,000        413,716
  NationsCredit Grantor Trust
    Series 96-1A 5.85% 9/15/11................        234,897        230,587
  The Money Store Home Equity Trust
    Series 97-A A9 7.235% 4/15/27 ............        385,000        390,173
  UCFC Home Equity Loan
    Series 96-B A3 7.30% 4/15/14 .............        625,000        633,086
                                                                   ---------
  Total Asset-Backed Securities
    (cost $3,300,032 ) .......................                     3,309,816
                                                                   ---------
  COLLATERALIZED MORTGAGE
    OBLIGATIONS-31.12%
  Asset Securitization Corporation
    Series 96-D2 A1 6.92% 2/14/29 ............        635,443        634,351
    Series 96-D3 A1B 7.21% 10/13/26 ..........        400,000        406,500
    Series 97-D4 A1A 7.35% 4/14/29............        779,251        796,419
  Conti Series 96-MCI D 7.80% 4/15/06.........        360,000        367,470
  Merrill Lynch Mortgage Investors
    Series 97-C1 A1 6.95% 6/18/29.............        260,000        260,528

                                                    Principal        Market
                                                     Amount           Value
  COLLATERALIZED MORTGAGE
    OBLIGATIONS (Continued)
  Morgan Stanley Capital Trust
    Series 97-C1 A1B 7.46% 2/15/20 ...........       $320,000     $  328,400
  Mortgage Capital Funding
    Series 96-MC2 A1 6.758% 12/21/26 .........        387,577        385,336
    Series 96-MC2 C 7.224% 9/20/06............        275,000        274,828
  Nomura Asset Securities
    Series 96-MD5 A3 7.918% 4/13/36...........        460,000        475,956
    Series 95-MD3 A1A 8.17% 3/4/20............        474,804        493,574
  Prudential Home Mortgage
    Series 93-61 A3 6.50% 12/25/08............        465,000        460,586
  Residential Accredit Loans
    Series 96-QS2 A3 7.05% 3/25/19 ...........        680,000        681,381
    Series 96-QS3 AI3 7.29% 6/25/26 ..........        225,000        226,477
    Series 95-QS1 A3 7.30% 6/25/21 ...........        220,000        221,238
    Series 96-QS2 A6 7.45% 4/25/23............        540,000        539,156
    Series 97-QS6 A5 7.50% 6/25/12............        550,000        562,719
    Series 96-A4 A5 7.50% 4/25/27.............        540,000        544,219
  Resolution Trust Corporation
    Series 95-C1 A2B 6.75% 2/25/27 ...........        400,000        397,250
  Residential Funding Mortgage
    Series 96-S9 7.25% 4/25/26 ...............        364,518        362,087
  Travelers Mortgage Securities
    Series 1 Z2 12.00% 3/14/14 ...............        175,066        199,575
                                                                   ---------
  Total Collateralized Mortgage Obligations
    (cost $8,554,832).........................                     8,618,050
                                                                   ---------
8

Capital Reserves Series
Statement of Net Assets (Continued)
                                                   Principal        Market
                                                    Amount          Value
  CORPORATE BONDS-21.22%
  AT&T Capital 6.83% 1/30/01.................      $545,000      $  544,319
  Barrick Gold 7.50% 5/1/07..................       475,000         485,688
  Continental Airlines 7.206% 12/30/05.......       395,000         394,013
  Credit Foncier de France 8.00% 1/14/02.....       340,000         353,175
  Federal Express 7.65% 1/15/14..............       440,000         446,600
  Firstar Capital Trust I 8.32% 12/15/26.....       315,000         320,513
  Ford Motor Credit 7.00% 9/25/01 ...........       850,000         858,500
  Great Western Financial Trust II
    8.206% 2/1/27............................       500,000         496,875
  Lehman Brothers Holdings 6.84% 9/25/98.....       485,000         488,720
  Norfolk Southern 6.70% 5/1/00 .............       450,000         451,688
  Pep Boys 7.00% 6/1/05......................       100,000          98,875
  Summit Bank 6.75% 6/15/03..................       430,000         425,163
  U.S. West Capital Funding 6.20% 11/30/00 ..       520,000         512,200
                                                                  ---------
  Total Corporate Bonds (cost $5,822,220)....                     5,876,329
                                                                  ---------
  MORTGAGE BACKED SECURITIES-21.53%
  Federal Home Loan Mortgage Corporation
    5.75% 11/15/17...........................       500,000         492,062
  Federal Home Loan Mortgage Corporation
    7.00% 10/1/97 to 7/1/11..................       559,244         560,932
  Federal Home Loan Mortgage Corporation
    7.50% 5/1/09.............................       103,789         105,346
  Federal Home Loan Mortgage Corporation
    8.50% 9/1/08 to 6/14/14..................       267,875         279,262
  Federal National Mortgage Association
    5.75% 4/25/18............................       300,000         294,967
  Federal National Mortgage Association
    7.50% 2/1/27.............................       447,977         447,176
  Federal National Mortgage Association
    8.00% 1/1/10 to 9/1/16...................       695,284         717,064
  Federal National Mortgage Association
    9.00% 10/1/06............................       285,850         299,249

                                                   Principal         Market
                                                    Amount            Value
  MORTGAGE BACKED SECURITIES (Continued)
  Federal National Mortgage Association
    9.50% 11/1/21 to 5/1/22...................   $  521,742      $  562,340
  Government National Mortgage Association
    9.00% 6/15/21.............................      540,217         577,695
  Government National Mortgage Association
    10.00% 2/15/10 to 7/15/20 ................      332,071         368,129
  Government National Mortgage Association
    10.50% 11/15/19...........................      187,548         206,772
  Government National Mortgage Association
    12.00% 11/15/11...........................       57,556          65,739
  Government National Mortgage Association II
    9.00% 11/15/21............................      701,926         751,500
  Government National Mortgage Association II
    11.00% 12/15/09...........................       23,268          26,082
  Government National Mortgage Association II
    12.00% 6/20/14 to 2/20/16 ................      183,484         208,158
  Total Mortgage-Backed Securities                                ---------
    (cost $5,903,652).........................                    5,962,473
                                                                  ---------
  MUNICIPAL BONDS-3.32%
  New York State Dorm Authority Revenue
    (Taxable Pension Obligations)
    6.23% 10/1/98.............................      530,000         530,000
  Philadelphia PA Industrial Development
    Authority Revenue 6.488% 6/15/04..........      390,000         390,000
                                                                  ---------
  Total Municipal Bonds (cost $920,000).......                      920,000
                                                                  ---------
  U.S. TREASURY OBLIGATIONS-9.83%
  U.S. Treasury Notes 5.875% 4/30/98 .........    2,180,000       2,182,638
  U.S. Treasury Notes 5.875% 3/31/99 .........      385,000         384,104
  U.S. Treasury Notes 6.00% 9/30/98 ..........      155,000         155,201
  Total U.S. Treasury Obligations                                 ---------
    (cost $2,717,535).........................                    2,721,943
                                                                  ---------

Capital Reserves Series
Statement of Net Assets (Continued)

                                                  Principal         Market
                                                   Amount           Value
  REPURCHASE AGREEMENTS-4.49%
  With Chase Manhattan 5.80% 7/01/97 (dated
    6/30/97, collateralized by $435,000
    U.S. Treasury Notes 5.375% due 11/30/97,
    market value $439,154)......................  $430,000          $430,000
  With J.P. Morgan Securities 5.80% 7/01/97
    (dated 6/30/97, collateralized by $407,000
  U.S. Treasury Notes 5.125% due 4/30/98,
    market value $416,019)......................   407,000           407,000
  With PaineWebber 5.80% 7/01/97 (dated
    6/30/97, collateralized by $258,000
    U.S. Treasury Notes 7.25% due 2/15/98,
    market value $266,790, and $139,000
    U.S. Treasury Notes 9.125% due 5/15/99,
    market value $148,416)......................   $407,000          407,000
                                                                 -----------
  Total Repurchase Agreements
    (cost $1,244,000)...........................                   1,244,000
                                                                 -----------

TOTAL MARKET VALUE OF SECURITIES (cost $28,462,271)-103.46% ....  28,652,611
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS-(3.46%).........    (958,898)
                                                                 -----------
NET ASSETS APPLICABLE TO 2,866,497 SHARES ($.01 PAR VALUE)
  OUTSTANDING; EQUIVALENT TO $9.66 PER SHARE-100.00%............ $27,693,713
                                                                 ===========

COMPONENTS ON NET ASSETS AT JUNE 30, 1997:
Common stock, $.01 par value, 750,000,000 shares authorized
 to the Fund with 50,000,000 shares allocated to the Series..... $29,189,320
Accumulated undistributed:
  Net realized loss on investments .............................  (1,685,947)
  Net unrealized appreciation of investments ...................     190,340
                                                                 -----------
Total net assets................................................ $27,693,713
                                                                 ===========

                           See accompanying notes

Delaware Premium Fund, Inc.-Cash Reserves Series (Formerly Money Market Series) Statement of Net Assets
June 30, 1997
(Unaudited)

                                                   Principal        Market
                                                    Amount           Value
COMMERCIAL PAPER-54.22%
Financial Services -25.99%
Abbey National N.A. 5.64% 10/1/97...........     $1,500,000      $ 1,478,380
Ciesco L.P. 5.55% 8/22/97...................      1,000,000          991,983
Commonwealth Bank of Australia
  5.56% 9/23/97.............................      1,000,000          987,027
Den Danske 5.63% 8/6/97.....................      1,500,000        1,491,555
International Nederlanden U.S. Insured
  Holdings 5.61% 10/1/97....................      1,000,000          985,663
Safeco Credit 5.60% 7/9/97..................        500,000          499,378
Unilever Capital 5.53% 7/14/97 .............      1,500,000        1,497,005
                                                                  ----------
Total Financial Services....................                       7,930,991
                                                                  ----------
Industrial-15.23%
duPont (E.I.)deNemours 5.54% 12/2/97........        500,000          488,151
duPont (E.I.)deNemours 5.58% 7/8/97.........      1,670,000        1,668,188
Kellogg  5.50% 8/1/97.......................      1,000,000          995,264
Zeneca Wilmington 5.64% 7/22/97 ............      1,500,000        1,495,065
                                                                  ----------
Total Industrial............................                       4,646,668
                                                                  ----------
Mortgage Bankers and Brokers-13.00%
Bear Stearns 5.58% 9/22/97..................      1,000,000          987,135
CS First Boston 5.62% 8/5/97................      1,500,000        1,491,804
Goldman Sachs Group L.P. 5.57% 8/4/97 ......        500,000          497,370
Goldman Sachs Group L.P. 5.60% 9/3/97.......      1,000,000          990,044
                                                                  ----------
Total Mortgage Bankers and Brokers .........                       3,966,353
                                                                  ----------
Total Commercial Paper......................                      16,544,012
                                                                  ----------

                                                   Principal         Market
                                                     Amount           Value
FLOATING RATE NOTES*-17.20%
Bank One Columbus 5.69% 9/24/97 ............     $1,000,000       $  999,842
Federal Farm Credit Bank Floating Rate
  Medium Term Note  5.55% 2/20/98 ..........      1,000,000          999,625
Merrill Lynch 5.66% 4/6/98..................      1,500,000        1,500,000
Student Loan Marketing Association Floating
  Rate Medium Term Note 5.25% 10/3/97.......      1,250,000        1,249,813
Student Loan Marketing Association
  5.32% 8/4/97..............................        500,000          499,814
                                                                  ----------
Total Floating Rate Notes ..................                       5,249,094
                                                                  ----------
YANKEE CERTIFICATES OF DEPOSIT-4.92%
ABN-AMRO Finance-Chicago
  6.03% 6/11/98.............................        500,000          500,041
West Deutsche L.B. Giro 5.54% 7/28/97.......      1,000,000        1,000,000
                                                                  ----------
Total Yankee Certificates of Deposit .......                       1,500,041
                                                                  ----------
MISCELLANEOUS INVESTMENTS-9.02%
Bank of America NTSA-Bank Notes
  5.52% 11/21/97............................        500,000          499,886
Eli Lilly 6.13% 11/6/97.....................      1,750,000        1,751,211
Northern Trust Bank Notes 5.96% 6/17/98.....        500,000          499,816
                                                                  ----------
Total Miscellaneous Investments ............                       2,750,913
                                                                  ----------

Cash Reserves Series
Statement of Net Assets (Continued)

                                                   Principal          Market
                                                    Amount             Value
REPURCHASE AGREEMENTS-16.99%
With Chase Manhattan 5.80% 7/1/97 (dated
  6/30/97, collateralized by $1,824,000
  U.S. Treasury Notes 5.375% due
  11/30/97, market value $1,830,395)............  $1,793,000        $1,793,000
With J.P. Morgan Securities 5.95% 7/1/97
  (dated 6/30/97, collateralized by $1,728,000
  U.S. Treasury Notes 5.125% due 4/30/98,
  market value $1,733,969)......................   1,696,000         1,696,000
With PaineWebber 5.80% 7/1/97 (dated
  6/30/97, collateralized by $1,073,000
  U.S. Treasury Notes 7.25% due 2/15/98,
  market value $1,111,983 and $581,000
  U.S. Treasury Notes 9.125% due 5/15/99,
  market value  $618,597).......................  $1,696,000         1,696,000
                                                                    ----------
Total Repurchase Agreements.....................                     5,185,000
                                                                    ----------

TOTAL MARKET VALUE OF SECURITIES-102.35% (COST $31,229,060)**.......31,229,060
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS-(2.35%) ............  (715,689)
                                                                    ----------
NET ASSETS APPLICABLE TO 3,051,337 SHARES ($0.01 PAR VALUE)
  OUTSTANDING; EQUIVALENT TO $10.00 PER SHARE-100.00%...............$30,513,371
                                                                    ===========
------------------
 *Floating Rate Notes-The interest rate shown is the rate as of June 30, 1997 and the maturity shown is the longer of the next interest readjustment date or the date the principal amount shown can be recovered through demand.
**Also the cost for federal income tax purposes.

                               See accompanying notes

Delaware Group Premium Fund, Inc.-DelCap Series (Formerly Growth Series) Statement of Net Assets
June 30, 1997
(Unaudited)

                                                    Number      Market
                                                   of Shares    Value
 COMMON STOCK-90.01%
 Banking, Finance & Insurance-5.20%
 AMBAC.........................................      7,200     $ 549,900
 Blanch(E.W.)Holdings..........................     39,800     1,062,163
 CMAC Investment...............................     41,200     1,967,300
*FIRSTPLUS Financial Group.....................     31,600     1,074,400
 Signet Banking................................     11,000       396,000
                                                               ---------
                                                               5,049,763
                                                               ---------
 Computers & Technology-25.09%
*Acxiom........................................     56,300     1,157,669
 Adobe Systems.................................     42,300     1,484,466
*Affiliated Computer Services Class A .........     66,300     1,856,400
*BA Merchant Services Class A .................     20,500       390,781
*BISYS GROUP...................................     62,400     2,618,850
*BMC SOFTWARE..................................     39,200     2,173,150
*Bay Networks..................................      8,500       225,781
*Cascade Communications........................     36,400     1,004,412
 Cognizant ....................................     23,100       935,550
*Compuware.....................................     41,300     1,977,230
*DST Systems...................................     10,000       333,125
 Dallas Semiconductor..........................     19,200       753,600
 FIRST DATA....................................     49,046     2,154,959
*Gateway 2000..................................     12,400       402,225
*Intuit........................................     13,000       297,781
*LSI Logic.....................................     33,500     1,072,000
 Linear Technology.............................     11,800       609,544
*Netscape Communications.......................      8,800       281,875
*Pure Atria....................................     63,700       903,744
*Rational Software.............................     45,300       760,191
*Sterling Commerce.............................     36,019     1,184,111
*StorMedia Class A.............................     90,950       653,703
*Xilinx........................................     22,800     1,117,912
                                                              ----------
                                                              24,349,059
                                                              ----------
----------------
Top 10 stock holdings, representing 23.6% of net assets, are in bold.

                                                    Number      Market
                                                  of Shares      Value
 COMMON STOCK (Continued)
 Energy-7.03%
*AES...........................................    37,597   $ 2,659,988
*Calenergy.....................................    51,400     1,953,200
*Global Industries Limited.....................    34,600       806,613
*Newpark Resources ............................    30,100     1,015,875
*Weatherford Enterra...........................     9,900       381,150
                                                             ----------
                                                              6,816,826
                                                             ----------
 Environmental Services-4.91%
*PHILIP SERVICES...............................   155,700     2,471,738
*USA Waste Services............................    26,100     1,008,113
*United Waste Systems..........................    31,300     1,281,344
                                                             ----------
                                                              4,761,195
                                                             ----------
 Food, Beverage & Tobacco-3.06%
*Foodmaker.....................................   107,300     1,757,038
*General Cigar Holdings........................    39,300     1,156,894
*Swisher International Group Class A...........     3,200        55,200
                                                             ----------
                                                              2,969,132
                                                             ----------
 Healthcare & Pharmaceuticals-17.24%
*DURA PHARMACEUTICALS .........................    55,700     2,217,556
*Genesis Health Ventures.......................    24,500       826,875
*HEALTH MANAGEMENT ASSOCIATES CLASS A .........    75,645     2,155,883
*Healthsouth...................................    48,500     1,209,469
*Incyte Pharmaceuticals........................     7,600       500,650
*Interim Services..............................    24,000     1,068,000
*Interneuron Pharmaceutical....................     1,800        36,338
*MedPartners...................................    83,800     1,812,175
*Orthodontic Centers of America ...............    87,700     1,597,784
*PHYCOR........................................    68,600     2,360,269
*Quorum Health Group...........................    28,500     1,015,313
 Teva Pharmaceutical ADR.......................    10,200       661,088
*Vencor........................................    29,200     1,262,900
                                                             ----------
                                                             16,724,300
                                                             ----------

DelCap Series
Statement of Net Assets (Continued)

                                                  Number        Market
                                                 of Shares      Value
 COMMON STOCK (Continued)
 Leisure, Lodging & Entertainment-4.88%
*HFS...........................................   31,300      $1,815,400
*Interstate Hotels.............................   21,600         635,850
 La Quinta Inns................................   28,200         616,875
*Mirage Resorts ...............................   28,700         724,675
*Prime Hospitality.............................   47,700         942,075
                                                              ----------
                                                               4,734,875
                                                              ----------
 Retail-13.99%
*Bed Bath & Beyond.............................   53,700       1,632,816
*CompUSA.......................................   82,500       1,773,750
 Fastenal......................................    7,800         381,225
*GENERAL NUTRITION.............................   73,800       2,061,788
*Guitar Center.................................    9,200         155,825
*Hertz Class A.................................   32,200       1,159,200
*Kohl's .......................................   26,600       1,408,138
*Officemax.....................................   61,000         880,688
*Outback Steakhouse............................   31,000         748,844
 St. John Knits ...............................   15,400         831,600
*Staples.......................................   67,400       1,562,837
*U.S. Rentals..................................   14,100         356,025
*Value City Department Stores..................   29,700         241,313
*Viking Office Products........................   20,000         378,750
                                                              ----------
                                                              13,572,799
                                                              ----------
 Telecommunications-1.84%
*Clear Channel Communications..................   19,300       1,188,156
*Premiere Technologies.........................   22,900         596,831
                                                               ----------
                                                               1,784,987
                                                               ----------
 Textiles, Apparel & Furniture-1.87%
*Reebok International..........................   15,100         705,925
*Tommy Hilfiger................................   27,600       1,109,175
                                                              ----------
                                                               1,815,100
                                                              ----------
 Transportation & Shipping-1.22%
 Illinois Central..............................   33,950       1,186,128
                                                              ----------
                                                               1,186,128
                                                              ----------
 Miscellaneous-3.68%
*CUC INTERNATIONAL.............................   77,813       2,008,535
 Loewen Group..................................   27,600         959,100
*Personnel Group of America....................   16,700         481,169
*SITEL.........................................    5,700         117,563
                                                              ----------
                                                               3,566,367
                                                              ----------
  Total Common Stock (cost $71,805,482)........               87,330,531
                                                              ----------

DelCap Series
Statement of Net Assets (Continued)

                                                Principal        Market
                                                  Amount          Value
  REPURCHASE AGREEMENTS-7.83%
  With Chase Manhattan 5.80% 7/1/97 (dated
   6/30/97, collaterized by $1,573,000
   U.S. Treasury Notes 5.375% due 11/30/97,
   market value $1,578,359 and $1,101,000
   U.S. Treasury Notes 5.375% due 11/30/97,
   market value $1,104,220)....................$ 2,628,000     $2,628,000
  With J.P. Morgan Securities 5.95% 7/1/97
   (dated 6/30/97, collaterized by $1,573,000
   U.S. Treasury Notes 5.125% due 4/30/98,
   market value $1,578,893 and $959,000
   U.S. Treasury Notes 5.125% due 4/30/98,
   market value $962,367)......................  2,486,000      2,486,000
  With PaineWebber 5.80% 7/1/97 (dated
   6/30/97, collaterized by $1,573,000
   U.S. Treasury Notes 7.25% due 2/15/98,
   market value $1,629,693 and $852,000
   U.S. Treasury Notes 9.125% due 5/15/99,
   market value $906,600)......................$2,485,000       2,485,000
                                                              -----------
  Total Repurchase Agreements
    (cost $7,599,000).........................                  7,599,000
                                                              -----------

TOTAL MARKET VALUE OF SECURITIES (cost $79,404,482)-97.84%.... 94,929,531
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES-2.16%.........  2,099,541
                                                               ----------
NET ASSETS APPLICABLE TO 6,087,190 SHARES ($0.01 PAR VALUE)
  OUTSTANDING; EQUIVALENT TO $15.94 PER SHARE-100%............$97,029,072
                                                              ===========
COMPONENTS OF NET ASSETS AT JUNE 30, 1997:
Common Stock, $0.01 par value 750,000,000 shares authorized
 to the Fund with 50,000,000 shares allocated to the Series...$78,387,198 Accumulated undistributed:
  Net investment loss.........................................    (59,205)
  Net realized gain on investments ...........................  3,176,030
  Net unrealized appreciation on investments ................. 15,525,049
                                                              -----------
Total net assets .............................................$97,029,072
                                                              ===========
-------------------
*Non-income producing security for the period ended June 30, 1997. ADR-American Depository Receipt

                               See accompanying notes

Delaware Group Premium Fund, Inc.-Delaware Fund Series
(Formerly Multiple Strategy Series)
Statement of Net Assets
June 30, 1997
(Unaudited)
                                          Number of       Market
                                           Shares         Value
COMMON STOCK-61.14%
Aerospace & Defense-2.49%
GenCorp................................    54,100       $1,251,063
Lockheed Martin........................    11,500        1,190,969
                                                        ----------
                                                         2,442,032
                                                        ----------
Automobiles & Automotive Parts-1.86%
DANAHER................................    36,000        1,829,250
                                                        ----------
                                                         1,829,250
                                                        ----------
Banking, Finance & Insurance-7.83%
American International Group...........     9,000        1,344,375
BB&T...................................    13,400          603,000
Chubb..................................    16,700        1,116,813
Federal National Mortgage..............    29,100        1,269,488
Nationwide Financial Services Class A..    30,400          807,500
Penncorp Financial Group...............    15,200          585,200
State Street Bank......................    19,300          892,625
UNUM...................................    25,400        1,066,800
                                                        ----------
                                                         7,685,801
                                                        ----------
Buildings & Materials-2.00%
Chicago Bridge and Iron................    21,300          471,263
Foster Wheeler.........................    37,000        1,498,500
                                                        ----------
                                                         1,969,763
                                                        ----------
Cable, Media & Publishing-1.85%
Banta..................................    27,950          761,638
Reynolds & Reynolds Class A............    66,900        1,053,675
                                                        ----------
                                                         1,815,313
                                                        ----------
Computers & Technology-3.49%
Hewlett-Packard........................    22,900        1,282,400
WALLACE COMPUTER SERVICES..............    71,300        2,143,456
                                                        ----------
                                                         3,425,856
                                                        ----------
Consumer Products-2.49%
General Electric.......................    12,000          784,500
MASCO..................................    39,700        1,657,475
                                                        ----------
                                                         2,441,975
                                                        ----------
Electronics & Electrical Equipment-2.54%
Intel..................................     3,300          467,259
Motorola...............................    15,400        1,170,400
Teleflex...............................    27,400          856,250
                                                        ----------
                                                         2,493,909
                                                        ----------
-------------------
Top 10 stock holdings, representing 22.6% of net assets, are in bold.

                                        Number of       Market
                                         Shares         Value
COMMON STOCK (Continued)
Energy-2.57%
Compagnie Francaise de Petroleum Total   12,958     $  657,619
Kerr-McGee.............................  19,900      1,261,163
Royal Dutch Petroleum..................  11,200        609,000
                                                    ----------
                                                     2,527,782
                                                    ----------
Food, Beverage & Tobacco-6.08%
CONAGRA................................  46,900      3,007,463
PHILIP MORRIS..........................  51,000      2,263,125
Universal Foods........................  18,300        697,688
                                                    ----------
                                                     5,968,276
                                                    ----------
Healthcare & Pharmaceuticals-8.81%
Baxter International...................  13,000        679,250
COLUMBIA/HCA HEALTHCARE................  50,400      1,981,350
Hillenbrand Industries.................  18,600        883,500
Johnson & Johnson......................  19,900      1,281,063
SCHERING-PLOUGH........................  51,200      2,451,200
SmithKline Beecham.....................  15,000      1,374,375
                                                    ----------
                                                     8,650,738
                                                    ----------
Real Estate-3.41%
Colonial Properties Trust..............   9,000        264,375
D.R. Horton............................  61,300        635,988
Developers Diversified Realty            13,800        552,000
Health Care Property Investors           13,700        482,925
Kilroy Realty..........................  20,300        512,575
Nationwide Health Properties.            22,600        497,200
Sun Communities........................  12,000        402,750
                                                    ----------
                                                     3,347,813
                                                    ----------
Retail-3.02%
May Department Stores..................  15,900        751,275
RITE AID...............................  38,700      1,930,163
Storage Trust Realty...................   3,900        103,350
Storage USA............................   4,800        183,600
                                                    ----------
                                                     2,968,388
                                                    ----------
Telecommunications-1.37%
ALLTEL.................................  40,400      1,350,875
                                                    ----------
                                                     1,350,875
                                                    ----------
16

Delaware Fund Series
Statement of Net Assets (Continued)

                                               Number of       Market
                                                Shares         Value
COMMON STOCK (Continued)
Textiles, Apparel & Furniture-2.94%
HON Industries.............................     29,800     $  1,319,581
Miller (Herman)............................     22,800          817,950
Valspar....................................     25,300          749,513
                                                            -----------
                                                              2,887,044
                                                            -----------
Utilities-2.11%
CMS Energy.................................     32,000        1,128,000
Edison International.......................     16,000          398,000
Illinova...................................     24,900          547,800
                                                            -----------
                                                              2,073,800
                                                            -----------
Miscellaneous-6.28%
ECOLAB.....................................     45,100        2,153,525
Pentair....................................     21,900          719,963
Tompkins ADR...............................     28,000          500,500
TYCO INTERNATIONAL.........................     40,100        2,789,456
                                                            -----------
                                                              6,163,444
                                                            -----------
Total Common Stock (cost $45,822,720)......                  60,042,059
                                                            -----------
CONVERTIBLE PREFERRED STOCK-0.24%
Metals & Mining-0.24%
Freeport-McMoRan Copper & Gold 5.00% pfd cv      8,700          238,148
                                                            -----------
Total Convertible Preferred Stock
  (cost $201,026)..........................                     238,148
                                                            -----------
                                               Principal
                                                Amount
ASSET-BACKED SECURITIES-3.30%
ADVANTA Series 93-1A2 5.95% 5/25/09........   $ 61,164           59,229
American Finance Home Equity
  Series 94-2 A1 6.95% 6/25/24.............     60,114           60,223
  Series 92-5 A 7.20% 2/15/08..............     99,781          100,204
  Series 91-1 A 8.00% 7/25/06..............     11,679           11,852
Case Equipment Loan Trust
  Series 95-B A3 6.15% 9/15/02.............    429,201          429,669
FURST Series 96-2 A2 6.46% 9/25/11.........    555,000          550,144
IMC Home Equity Loan Trust
  Series 95-3 A2 6.50% 11/25/10............    225,000          224,439
MetLife Capital Equipment Loan Trust
  Series 97-A A 6.85% 5/20/08..............    420,000          423,806
NationsCredit Grantor Trust
  Series 96-1A 5.85% 9/15/11...............    172,718          169,550

                                             Principal       Market
                                              Amount         Value
ASSET-BACKED SECURITIES (Continued)
Neiman Marcus Group
  Series 95-1A 7.60% 6/15/03.............    $400,000      $  411,814
The Money Store Home Equity Trust
  Series 97-A A9 7.235% 5/15/28..........     330,000         334,434
UCFC Home Equity Loan
  Series 96-B A3 7.30% 4/15/14...........     460,000         465,951
                                                           ----------
Total Asset-Backed Securities
  (cost $3,234,788) .....................                   3,241,315
                                                           ----------
COLLATERALIZED MORTGAGE
  OBLIGATIONS-8.50%
Asset Securization Corporation
  Series 96-D2 A1 6.92% 2/14/29..........     371,490         370,851
  Series 96-D3 A1B 7.21% 10/13/26........     360,000         365,850
  Series 97-D4 A1A 7.35% 4/14/29.........     647,753         662,023
  Series 97-MD7 A3 7.843% 1/13/30........     400,000         413,313
Chase Commercial Mortgage Securities
  Series 96-2 C 6.90% 11/19/06...........     250,000         244,453
Conti Series 96-MCI D 7.80% 4/15/06......     300,000         306,225
Merrill Lynch Mortgage Investors
  Series 97-C1 A1 6.95% 6/18/29..........     225,000         225,457
Morgan Stanley Capital Trust
  Series 97-C1 A1A 6.85% 2/15/20.........     340,329         342,031
  Series 97-C1 A1B 7.46% 2/15/20.........     275,000         282,219
Mortgage Capital Funding
  Series 96-MC2 A1 6.758% 12/21/26.......     338,516         336,559
  Series 96-MC2 C 7.224% 9/20/06.........     245,000         244,847
Nomura Asset Securities
  Series 96-MD5 A3 7.918% 4/13/36........     340,000         351,794
  Series 95-MD3 A1A 8.17% 3/4/20.........     339,146         352,553
Norwest Asset Securities
  Series 97-1 A8 7.25% 2/25/12...........     442,991         445,119
Prudential Home Mortgage
  Series 93-61 A3 6.50% 12/25/08.........     440,000         435,823
Residential Accredit Loans
  Series 97-QS1 A5 6.75% 2/25/27.........     400,000         397,250
  Series 96-QS2 A3 7.05% 3/25/19.........     400,000         400,813
  Series 96-QS3 AI3 7.29% 6/25/26........     200,000         201,313
  Series 95-QS1 A3 7.30% 6/25/21.........     180,000         181,013
  Series 96-QS2 A6 7.45% 4/25/23.........     445,000         444,305
  Series 97-QS6 A5 7.50% 6/25/12.........     370,000         378,556
  Series 97-QS3 A3 7.50% 4/25/27.........     445,000         448,477

Delaware Fund Series
Statement of Net Assets (Continued)

                                             Principal       Market
                                              Amount         Value
COLLATERALIZED MORTGAGE
  OBLIGATIONS (Continued)
Residential Funding Mortgage
  Series 96-S9 7.25% 4/25/26..............   $384,222      $  381,660
Travelers Mortgage Securities
  Series 1 Z2 12.00% 3/1/14...............    117,833         134,329
                                                           ----------
Total Collateralized Mortgage Obligations
  (cost $8,290,728).......................                  8,346,833
                                                           ----------
CORPORATE BONDS-7.21%
ABN-AMRO Bank NV 8.25% 8/1/09.............     80,000          84,200
AT&T Capital 6.83% 1/30/01................    500,000         499,375
Barrick Gold 7.50% 5/1/07.................    475,000         485,688
Chase Manhattan 6.25% 1/15/06.............    385,000         363,825
Continental Airlines 7.206% 12/30/05......    295,000         294,263
Credit Foncier de France 8.00% 1/14/02....    275,000         285,656
Federal Express 7.65% 1/15/14.............    450,000         456,750
Firstar Capital Trust I 8.32% 12/15/26....    260,000         264,550
Ford Motor Credit 7.00% 9/25/01...........    800,000         808,000
Lehman Brothers Holdings 6.84% 9/25/98....    300,000         302,301
MBNA America Bank, NA 6.00% 12/26/00......    450,000         439,313
Norfolk Southern 6.70% 5/1/00.............    350,000         351,313
Pep Boys 7.00% 6/1/05.....................    395,000         390,556
Santander Financial Issuances
  6.80% 7/15/05...........................    175,000         171,719
Summit Bank 6.75% 6/15/03.................    320,000         316,400
Travelers/Aetna Property & Casualty
  6.75% 4/15/01...........................    775,000         775,969
U.S. Bancorp 8.125% 5/15/02...............    430,000         452,575
U.S. West Capital Funding 6.20% 11/30/00..    340,000         334,900
                                                           ----------
Total Corporate Bonds (cost $7,040,266)..                   7,077,353
                                                           ----------

                                            Principal        Market
                                              Amount          Value
MORTGAGE-BACKED SECURITIES-6.13%
Federal Home Loan Mortgage Corporation
  5.75% 11/15/17.........................  $  500,000      $  492,062
Federal Home Loan Mortgage Corporation
  7.00% 10/1/17..........................      92,596          93,203
Federal Home Loan Mortgage Corporation
  7.50% 5/1/09...........................      59,308          60,198
Federal Home Loan Mortgage Corporation
  8.50% 9/1/08...........................      93,785          97,537
Federal Home Loan Mortgage
  Corporation-Gold 6.00% 3/1/11..........     242,282         234,181
Federal Home Loan Mortgage
 Corporation-Gold 7.00% 7/1/11...........      93,265          93,410
Federal Home Loan Mortgage
 Corporation-Gold 8.50% 6/1/14...........      73,453          76,758
Federal National Mortgage Association
  5.75% 4/25/18..........................     300,000         294,967
Federal National Mortgage Association
  6.50% 2/1/26...........................     394,923         378,632
Federal National Mortgage Association
  7.50% 2/1/27...........................     742,971         745,293
 Federal National Mortgage Association
  8.00% 1/1/10 to 9/1/16.................     414,178         427,255
 Federal National Mortgage Association
  9.50% 6/1/19 to 5/1/22.................     468,398         505,167
Government National Mortgage Association
  7.00% 12/15/22.........................     578,718         571,846
Government National Mortgage Association
  8.50% 8/15/21 to 11/15/21..............     629,962         661,519
Government National Mortgage Association
  9.00% 6/15/21 to 11/15/21..............   1,119,598       1,197,633
Government National Mortgage Association
  10.00% 1/15/18.........................      79,206          87,374
                                                           ----------
Total Mortgage-Backed Securities
  (cost $5,946,419)......................                   6,017,035
                                                           ----------

Delaware Fund Series
Statement of Net Assets (Continued)

                                            Principal       Market
                                             Amount          Value
MUNICIPAL BONDS-0.41%
Philadelphia PA Industrial Development
  Authority Revenue 6.488% 6/15/04.....   $  400,000     $  400,000
                                                         ----------
Total Municipal Bonds (cost $400,000)..                     400,000
                                                         ----------
U.S. TREASURY OBLIGATIONS-3.94%
U.S. Treasury Notes 5.75% 8/15/03......      400,000        386,388
U.S. Treasury Notes 6.375% 8/15/02.....      700,000        700,084
U.S. Treasury Notes 6.50% 5/15/05......      225,000        224,566
U.S. Treasury Bonds 6.625% 2/15/27.....      460,000        450,322
U.S. Treasury Bonds 7.50% 11/15/24.....    1,955,000      2,110,892
                                                         ----------
Total U.S. Treasury Obligations
  (cost $3,787,573)....................                   3,872,252
                                                         ----------

MASTER REPURCHASE AGREEMENTS-8.81%
With Chase Manhattan 5.80%
 7/01/97 (dated 6/30/97, collateralized
 by $3,023,000 U.S. Treasury Notes 5.375%
 due 11/30/97, market value
 $3,054,306)..........................     2,992,000      2,992,000
With J.P. Morgan Securities 5.80% 7/01/97
 (dated 6/30/97, collateralized by
 $2,883,000 U.S. Treasury Notes 5.125%
 due 4/30/98, market value
 $2,893,404)..........................     2,830,000      2,830,000
With PaineWebber 5.80% 7/01/97 (dated
 6/30/97, collateralized by $1,791,000
 U.S. Treasury Notes 7.25% due 2/15/98,
 market value $1,855,521, and $970,000
 U.S. Treasury Notes 9.125% due 5/15/99,
 market value $1,032,228)..............    2,830,000      2,830,000
                                                         ----------
Total Repurchase Agreements
  (cost $8,652,000)....................                   8,652,000
                                                         ----------

TOTAL MARKET VALUE OF SECURITIES (cost
 $83,375,520)-99.68%...................                  97,886,995
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES-0.32%.      313,903
                                                         ----------
NET ASSETS APPLICABLE TO 5,806,718 SHARES
  ($.01 PAR VALUE) OUTSTANDING;
  EQUIVALENT TO $16.91 PER SHARE-100.00%..............   98,200,898
                                                         ==========

COMPONENTS OF NET ASSETS AT JUNE 30, 1997:
Common stock, $.01 par value, 750,000,000 shares
 authorized to the Fund with 50,000,000 shares
 allocated to the Series............................... $78,005,879
Accumulated undistributed:
  Net investment income................................   1,085,290
  Net realized gain on investments.....................   4,598,254
  Net unrealized appreciation of investments...........  14,511,475
                                                         ----------
Total net assets....................................... $98,200,898
                                                         ----------
--------------------
ADR-American Depository Receipt

                          See accompanying notes

Delaware Group Premium Fund, Inc.-International Equity Series Statement of Net Assets
June 30, 1997
(Unaudited)
                                                           Market
                                              Number        Value
                                            of Shares      (U.S. $)
  COMMON STOCK-94.68%
  Australia-10.84%
  Amcor..............................        865,000     $ 5,736,023
  CSR................................      1,224,966       4,735,365
  Foster's Brewing Group.............      1,797,051       3,331,253
  NATIONAL AUSTRALIA BANK............        448,327       6,408,764
                                                         -----------
                                                          20,211,405
                                                         -----------
  Belgium-2.15%
  Electrabel.........................         18,700       4,006,419
                                                         -----------
                                                           4,006,419
                                                         -----------
  France-7.57%
  Alcatel Alsthom....................         24,015       3,007,340
  Campagnie de Saint Gobain..........         28,408       4,142,320
  ELF AQUITAINE......................         47,259       5,097,954
  Societe Television Francaise.......         21,000       1,875,861
                                                         -----------
                                                          14,123,475
                                                         -----------
  Germany-8.45%
  BAYER..............................        134,600       5,185,679
  Continental........................        117,200       2,909,422
  Rheinisch Westfaelisches Kalkwerke.         78,000       3,353,877
  Siemens............................         72,050       4,314,532
                                                         -----------
                                                          15,763,510
                                                         -----------
  Hong Kong-2.60%
  Hong Kong Electric.................        810,000       3,262,166
  Wharf Holdings.....................        366,000       1,587,402
                                                         -----------
                                                           4,849,568
                                                         -----------
  Indonesia-1.77%
  PT Bank Dagang Nasional............      3,974,250       2,819,769
  PT Semen Gresik....................        210,000         470,744
                                                         -----------
                                                           3,290,513
                                                         -----------
  Japan-14.16%
  Amano..............................        185,000       2,099,062
  Eisai Co...........................        197,000       3,731,094
  HITACHI............................        398,000       4,446,346
---------------
Top 10 stock holdings, representing 27.7% of net assets, are in bold.

                                                           Market
                                           Number          Value
                                          of Shares       (U.S. $)
  COMMON STOCK(Continued)
  Japan (Continued)
  Kinki Coca-Cola Bottling..........      191,000      $ 2,617,238
  Koito Manufacturing...............      272,000        2,079,616
  Matsushita Electric...............      205,000        4,133,102
  Nichido Fire & Marine.............      483,000        3,524,225
  West Japan Railway................          965        3,781,672
                                                       -----------
                                                        26,412,355
                                                       -----------
  Malaysia-1.97%
  Oriental Holdings Berhad..........      319,200        2,401,901
  Sime Darby Berhad.................      380,000        1,264,158
                                                       -----------
                                                         3,666,059
                                                       -----------
  Netherlands-6.41%
  Elsevier..........................      199,500        3,332,620
  Koninklijke Van Ommeren...........       60,100        2,332,376
  Royal Dutch Petroleum.............       63,000        3,275,936
  Unilever NV.......................       14,360        3,021,926
                                                       -----------
                                                        11,962,858
                                                       -----------
  New Zealand-4.26%
  Carter Holt Harvey Limited........    1,187,800        3,078,484
  TELECOM CORPORATION OF NEW ZEALAND      954,784        4,871,189
                                                       -----------
                                                         7,949,673
                                                       -----------
  Philippines-1.04%
  Philippine Long Distance Telephone
    Company ADR.....................       30,100        1,933,925
                                                       -----------
                                                         1,933,925
                                                       -----------
  Singapore -1.28%
  Jardine Matheson Holdings Limited.      336,622        2,390,016
                                                       -----------
                                                         2,390,016
                                                       -----------
  South Korea- 0.72%
  Cho Hung Bank Limited GDR.........      201,970        1,348,150
                                                       -----------
                                                         1,348,150
                                                       -----------
  Spain-4.80%
  Banco Central Hispanoamerica S.A..       92,449        3,381,056
  Iberdrola S.A.....................      197,800        2,496,322
  Telefonica de Espana..............      106,500        3,078,368
                                                       -----------
                                                         8,955,746
                                                       -----------
20

International Equity Series
Statement of Net Assets (Continued)
                                                            Market
                                            Number           Value
                                           of Shares       (U.S. $)
  COMMON STOCK (Continued)
  United Kingdom-26.66%
  BG..................................     700,000      $   2,575,523
  BASS................................     411,000          5,015,577
  Blue Circle Industries..............     522,000          3,719,541
  BOOTS...............................     433,200          5,073,734
  British Airways.....................     345,000          3,931,585
  CABLE & WIRELESS....................     556,000          5,114,253
 *Centrica............................     700,000            853,652
  GKN.................................     252,000          4,340,164
  Glaxo Wellcome......................     214,470          4,436,475
  Great Universal Stores..............     323,000          3,269,499
  RTZ.................................     212,100          3,695,345
  Taylor Woodrow......................   1,365,000          4,022,361
  Unigate.............................     458,000          3,686,694
                                                         ------------
                                                           49,734,403
                                                         ------------
  Total Common Stock (cost $140,851,181)                  176,598,075
                                                         ------------
  Warrants-0.06%
  Indonesia-0.06%
 *Pt Bank Dagang Nasional Warrants 2/14/00 283,875            116,761
                                                         ------------
  Total Warrants (cost $0)............                        116,761
                                                         ------------

                                                             Market
                                            Principal        Value
                                              Amount        (U.S. $)
  REPURCHASE AGREEMENTS-7.27%
  With Chase Manhattan 5.80% 7/1/97 (dated
    6/30/97, collateralized by $4,774,000
    U.S. Treasury Notes 5.375% due 11/30/97,
    market value $4,790,092)............... $4,693,000    $  4,693,000
  With J.P. Morgan Securities 5.80% 7/1/97
    (dated 6/30/97, collateralized by
    $4,521,000  U.S. Treasury Notes 5.125%
    due 4/30/98, market value $4,537,749)..  4,438,000       4,438,000
  With PaineWebber 5.80% 7/1/97 (dated
    6/30/97, collateralized by $1,521,000
    U.S. Treasury Notes 9.125% due 5/15/99,
    market value $1,618,851 and $2,809,000
    U.S. Treasury Notes 7.25% due 2/15/98,
    market value $2,910,028)...............  4,438,000       4,438,000
                                                          ------------
  Total Repurchase Agreements
    (cost $13,569,000).....................                 13,569,000
                                                          ------------

TOTAL MARKET VALUE OF SECURITIES
 (cost $ 154,420,181)-102.01%............................  190,283,836
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS-(2.01%)..   (3,756,803)
                                                          ------------
NET ASSETS APPLICABLE TO 11,245,867 SHARES
  ($.01 PAR VALUE) OUTSTANDING;
  EQUIVALENT TO $16.59 PER SHARE-100.00%................. $186,527,033
                                                          ============

COMPONENTS OF NET ASSETS AT JUNE 30,1997:
Common stock, $.01 par value, 750,000,000 shares
 authorized to the fund with 50,000,000 shares allocated
 to the Series........................................... $146,129,964
Accumulated undistributed:
  Net investment income**................................    4,663,173
  Net realized loss on investments.......................     (337,428)
  Net unrealized appreciation of investments and
   foreign currencies....................................   36,071,324
                                                          ------------
Total net assets......................................... $186,527,033
                                                          ============
----------------
 *Non-income producing security for the period ended June 30, 1997. **Undistributed net investment income includes net realized gain (loss) on foreign currencies. Net realized gains on foreign currencies are included as a component of ordinary income in accordance with provisions of the Internal Revenue Code.
  ADR-American Depository Receipt
  GDR-Global Depository Receipt

                             See accompanying notes

Delaware Group Premium Fund, Inc.-Value Series
Statement of Net Assets
June 30, 1997
(Unaudited)                              Number     Market
                                        of Shares     Value
  COMMON STOCK-87.40%
  Aerospace & Defense-1.42%
  THIOKOL.............................  10,200    $   714,000
                                                  -----------
                                                      714,000
                                                  -----------
  Automobiles & Automotive Parts-2.07%
  Arvin Industries....................  20,800        566,800
  CLARCOR.............................  19,100        472,725
                                                  -----------
                                                    1,039,525
                                                  -----------
  Banking, Finance & Insurance-20.13%
  CMAC Investment.....................   7,600        362,900
  Enhance Financial Services Group      16,000        702,000
  EVEREST RE HOLDINGS.................  18,000        713,250
  Farm Family Holdings................  20,200        563,075
  Financial Federal...................  26,100        574,200
  HORACE MANN EDUCATORS...............  15,400        754,600
  Keystone Financial..................  16,050        501,563
  NAC RE Group........................  10,600        512,775
  North Fork Bancorporation...........  23,800        508,725
  Onbancorp...........................   8,600        438,063
  PMI Group...........................  10,600        661,175
  Penncorp Financial Group............  17,900        689,150
  SCPIE Holdings......................   9,800        272,563
  TIG Holdings........................  21,200        662,500
  TITAN HOLDINGS......................  33,696        800,298
  UNION PLANTERS......................  15,000        778,125
  Westamerica Bancorporation..........   7,900        598,425
                                                  -----------
                                                   10,093,387
                                                  -----------
  Buildings & Materials-2.27%
  Chicago Bridge and Iron.............  24,600        544,275
  Synthetic Industries................  27,300        592,069
                                                  -----------
                                                    1,136,344
                                                  -----------
  Cable, Media & Publishing-2.18%
  Devon Group.........................  14,700        518,175
  King World Productions..............  16,400        574,000
                                                  -----------
                                                    1,092,175
                                                  -----------
---------------
Top 10 stock holdings, representing 16.1% of net assets, are in bold.

                                                  Number        Market
                                                 of Shares       Value
 COMMON STOCK (Continued)
 Chemicals-3.69%
 Ferro....................................        13,300      $  492,931
 Lawter International.....................        51,300         647,663
*Scotts....................................       24,500         710,500
                                                             -----------
                                                               1,851,094
                                                             -----------
 Computers & Technology-1.47%
 Cadmus Communications....................        22,900         359,244
*Micro Linear..............................       36,600         379,725
                                                             -----------
                                                                 738,969
                                                             -----------
 Electronics & Electrical Equipment-3.91%
*Burr-Brown................................       14,400         495,450
 KUHLMAN..................................        28,800         928,800
*Rexel.....................................       29,000         536,500
                                                             -----------
                                                               1,960,750
                                                             -----------
 Energy-5.54%
*Belco Oil & Gas...........................       22,800         487,350
*EVI.......................................       12,800         537,600
*Offshore Logistics........................       34,300         655,988
*Pool Energy Services......................       31,600         575,712
*SEACOR Holdings...........................       10,000         523,125
                                                             -----------
                                                               2,779,775
                                                             -----------
 Food, Beverage & Tobacco-3.75%
 DiMon....................................        20,600         545,900
*Fresh America.............................       23,800         435,838
 SCHWEITZER-MAUDUIT INTERNATIONAL.........        23,900         896,250
                                                             -----------
                                                               1,877,988
                                                             -----------

Value Series
Statement of Net Assets (Continued)

                                                  Number          Market
                                                of Shares         Value
 COMMON STOCK (Continued)
 Healthcare & Pharmaceuticals-2.98%
*Lincare Holdings..........................      10,600         $  456,131
*Marqxette Electronics A...................      25,500            561,000
*Maxicare Health Plans.....................      21,300            478,584
                                                               -----------
                                                                 1,495,715
                                                               -----------
 Industrial Machinery-8.55%
 Columbus McKinnon........................       25,100            472,194
*Global Industries Technology..............      19,600            401,800
 IDEX.....................................       20,850            688,050
 KEYSTONE INTERNATIONAL...................       27,300            946,969
 Regal-Beloit.............................       21,600            572,400
*Shaw Group................................      19,900            323,375
 TriMas...................................       16,000            450,000
 Watts Industries.........................       18,000            432,000
                                                               -----------
                                                                 4,286,788
                                                               -----------
 Leisure, Lodging & Entertainment-1.13%
*Ascent Entertainment Group................      20,000            185,625
*Hollywood Park............................      26,100            380,081
                                                               -----------
                                                                   565,706
                                                               -----------
 Metals & Mining-0.49%
 Century Aluminum........................        17,000            247,563
                                                               -----------
                                                                   247,563
                                                               -----------
 Paper & Forest Products-3.44%
 Caraustar Industries.....................       12,700            439,738
 Chesapeake...............................       10,700            361,125
 Glatfelter (P.H.)........................       21,200            424,000
 Rayonier.................................       11,900            500,544
                                                               -----------
                                                                 1,725,407
                                                               -----------

                                            Number             Market
                                           of Shares            Value
 COMMON STOCK (Continued)
 Real Estate-11.74%
 Cali Realty.........................       19,400          $  659,600
 Chateau Communities.................       15,116             432,690
 D.R. Horton.........................       52,400             543,650
 Duke Realty Investments.............       11,700             473,850
 Excel Realty Trust..................       17,600             464,200
 Kilroy Realty.......................        7,100             179,275
 PATRIOT AMERICAN HOSPITALITY........       31,900             813,450
 Prentiss Properties Trust...........       25,300             648,313
 Public Storage......................       19,000             555,750
 Reckson Associates Realty...........       28,600             657,800
 Starwood Lodging Trust..............       10,750             458,891
                                                           -----------
                                                             5,887,469
                                                           -----------
 Retail-2.58%
*Kemet................................      25,300             630,919
*Waban................................      20,600             663,063
                                                           -----------
                                                             1,293,982
                                                           -----------
 Textiles, Apparel & Furniture-3.55%
 Heilig-Meyers.......................       34,500             677,063
 Kellwood............................       22,000             610,500
*Quaker Fabric........................      30,000             491,250
                                                           -----------
                                                             1,778,813
                                                           -----------
 Transportation & Shipping-4.97%
 Airborne Freight....................       11,400             477,375
*M.S. Carriers........................      22,600             565,000
*MESABA HOLDINGS......................      49,400             737,913
 USFreightways.......................       27,600             712,425
                                                           -----------
                                                             2,492,713
                                                           -----------
 Utilities-1.54%
 Public Service Company of New Mexico       18,100             323,538
 Sierra Pacific Resources............       14,100             451,200
                                                           -----------
                                                               774,738
                                                           -----------
 Total Common Stock (cost $36,156,687)                      43,832,901
                                                           -----------

Value Series
Statment of Net Assets (Continued)

                                                 Principal           Market
                                                   Amount            Value
  REPURCHASE AGREEMENTS-9.10%
  With Chase Manhattan 5.80% 7/1/97 (dated
    6/30/97, collateralized by $1,605,000
    U.S. Treasury Notes 5.375% due 11/30/97,
    market value $1,610,465)................    $1,578,000       $1,578,000
  With J.P. Morgan Securities 5.80% 7/1/97
    (dated 6/30/97, collateralized by
    $1,520,000 U.S. Treasury Notes 5.125%
    due 4/30/98, market value
    $1,525,625).............................     1,492,000        1,492,000
  With PaineWebber 5.80% 7/1/97 (dated
    6/30/97, collateralized by $944,000
    U.S. Treasury Notes 7.25% due 2/15/98,
    market value $978,373 and $512,000
    U.S. Treasury Notes 9.125% due
    5/15/99, market value $544,270).........     1,492,000        1,492,000
                                                                -----------
  Total Repurchase Agreements
    (cost $4,562,000).......................                      4,562,000
                                                                -----------

TOTAL MARKET VALUE OF SECURITIES
  (cost $40,718,687)-96.50%.................                     48,394,901
RECEIVABLES AND OTHER ASSETS
  NET OF LIABILITIES-3.50%..................                      1,757,471
                                                                -----------
NET ASSETS APPLICABLE TO 3,181,440 SHARES
  ($.01 PAR VALUE) OUTSTANDING;
  EQUIVALENT TO $15.76 PER SHARE-100.00%.....                   $50,152,372
                                                                ===========

COMPONENTS OF NET ASSETS AT JUNE 30, 1997:
Common stock, $.01 par value, 750,000,000
 shares authorized to the Fund with
 50,000,000 shares allocated to the
 Series......................................                   $41,162,495
Accumulated undistributed:
  Net investment income......................                       207,458
  Net realized gain on investments...........                     1,106,205
  Net unrealized appreciation of investments.                     7,676,214
                                                                -----------
Total net assets.............................                   $50,152,372
                                                                ===========
-----------------
*Non-income producing security for the period ended June 30, 1997.

                           See accompanying notes

Delaware Group Premium Fund, Inc.-Trend Series
(Formerly Emerging Growth Series)
Statement of Net Assets
June 30, 1997
(Unaudited)
                                             Number      Market
                                           of shares      Value
 COMMON STIOCK-88.74%
 Aerospace & Defense-1.41%
 AAR.................................      25,700    $  830,431
*Kellstrom Industries.................      16,400      258,300
                                                     ----------
                                                      1,088,731
                                                     ----------
 Banking, Finance & Insurance-2.26%
*Long Beach Financial................        8,900        77,875
 Medallion Financial.................       28,900       547,294
 Ocwen Asset Investment..............       36,100       728,769
 Security Capital Pacific Trust......       16,900       386,588
                                                      ----------
                                                       1,740,526
                                                      ----------
 Buildings & Materials-0.47%
*Comfort Systems USA..................      23,100       360,938
                                                      ----------
                                                         360,938
                                                      ----------
 Cable, Media, & Publishing-6.07%
*EVERGREEN MEDIA CLASS A..............      29,600     1,319,050
*Gemstar International Group Limited..      19,200       356,400
*HSN..................................      33,852     1,059,991
*Hollywood Entertainment..............      29,100       669,300
*Journal Register.....................      22,900       455,138
*Metro Networks.......................      12,200       297,375
*Norwood Promotional Products.........      35,900       520,550
                                                      ----------
                                                       4,677,804
                                                      ----------
 Computers & Technology-14.13%
*Activision...........................       1,000        14,375
*Aspect Development...................      25,000       650,781
*Black Box............................      16,200       651,544
*Checkfree............................      41,800       735,419
*Credit Management Solutions..........      32,400       417,150
*Cypress Semiconductor................      79,300     1,149,850
*EMC..................................      32,500     1,267,500
*GTECH Holdings.......................      25,400       819,150
*INSO.................................      20,600       428,094
*Komag................................      40,300       661,172
*NOVA.................................      28,800       747,000
*PSW Technologies.....................      17,400       207,713
*Peerless Systems.....................      55,000       770,000
*Platinum Technology .................      73,495       982,996
*Puma Technology......................      22,800       192,375
*Veritas Software.....................      23,700     1,187,963
                                                      ----------
                                                      10,883,082
                                                      ----------
-----------------
Top 10 stock holdings, representing 19.3% of net assets, are in bold.

                                                 Number        Market
                                               of shares       Value
  COMMON STOCK (Continued)
  Consumer Products-0.78%
 *Home Products International.............      12,700      $  126,206
 *Racing Champions........................      27,100         418,356
 *Zag Industries Limited..................       5,300          53,828
                                                            ----------
                                                               598,390
                                                            ----------
  Electronics & Electrical Equipment-6.35%
 *Aavid Thermal Technologies..............      17,200         351,525
 *ITI Technologies........................      23,800         545,913
 *Micrel..................................       6,400         324,800
 *P-COM...................................      34,600       1,137,475
  Pittston Brink's Group..................      29,900         897,000
 *Protection One..........................      40,500         549,281
 *Sipex...................................      30,500       1,086,563
                                                            ----------
                                                             4,892,557
                                                            ----------
  Energy-2.91%
 *Patterson Energy........................      23,400       1,058,850
 *Precision Drilling......................      24,400       1,180,350
                                                            ----------
                                                             2,239,200
                                                            ----------
  Environmental Services-4.16%
 *REPUBLIC INDUSTRIES.....................      71,240       1,727,570
 *Superior Services.......................      21,600         508,950
 *TETRA Technologies......................      14,300         338,731
 *Veritas DGC.............................      26,000         591,500
 *Waste Industries........................       2,300          40,681
                                                            ----------
                                                             3,207,432
                                                            ----------
  Food, Beverage & Tobacco-0.61%
 *Cheesecake Factory......................         800          16,800
 *United Natural Foods....................      21,900         453,056
                                                            ----------
                                                               469,856
                                                            ----------

Trend Series
Statement of Net Assets (Continued)

                                               Number      Market
                                             of shares     Value
  COMMON STOCK (Continued
  Healthcare & Pharmaceuticals-13.46%
  ADAC Laboratories.....................      21,500   $  507,938
 *Alternative Living Services...........      27,200      610,300
 *AMERICAN ONCOLOGY RESOURCES...........      72,200    1,213,863
 *ArQule................................      19,700      339,825
 *Ariad Pharmaceuticals.................      46,200      294,525
 *Capstone Pharmacy.....................      67,800      735,206
 *Cerus.................................      29,300      267,363
 *DepoTech..............................      29,200      396,025
 *DUSA Pharmaceuticals..................      37,200      230,175
 *FPA Medical Management................      28,300      670,356
 *Guilford Pharmaceuticals..............      44,600    1,092,700
 *Medical Resources.....................       5,900       98,088
 *Physician Sales & Service.............      30,600      582,356
 *PMR...................................      21,500      507,938
 *Renal Care Group......................      17,500      730,625
 *Res-Care..............................      10,500      198,844
 *SUNRISE ASSISTED LIVING...............      36,400    1,278,550
 *Vertex Pharmaceuticals................      16,100      613,813
                                                       ----------
                                                       10,368,490
                                                       ----------
  Industrial Machinery-2.18%
 *Central Sprinkler.....................      11,900      316,838
 *PRI Automation........................      24,300      921,881
  Spinnaker Industries..................      14,000      441,000
                                                       ----------
                                                        1,679,719
                                                       ----------
  Leisure, Lodging & Entertainment-8.88%
 *Ascent Entertainment Group............      49,300      457,566
 *CAPSTAR HOTEL.........................      57,200    1,830,400
 *Dave & Buster's.......................       7,400      198,875
 *Equity Marketing......................      35,100      842,400
 *EXTENDED STAY AMERICA.................      95,560    1,505,064
 *Florida Panthers......................      36,000      868,500
 *Mirage Resorts........................      23,200      585,800
 *Morton's Restaurant Group.............      27,200      540,600
 *Teardrop Golf.........................       2,100        7,744
                                                       ----------
                                                        6,836,949
                                                       ----------

                                      Number       Market
                                    of shares      Value
  COMMON STOCK (Continued
  Metals & Mining-0.38%
 *Kaynar Technologies..................       15,800   $  290,325
                                                       ----------
                                                          290,325
                                                       ----------
  Packaging & Containers-1.28%
 *Silgan Holdings......................       25,400      982,663
                                                       ----------
                                                          982,663
                                                       ----------
  Real Estate-0.24%
  CWM Mortgage Holdings................        7,800      186,713
                                                       ----------
                                                          186,713
                                                       ----------
  Retail-9.29%
 *Amazon.com ..........................       18,000      335,812
 *Cost Plus............................       39,700    1,027,238
 *Duty Free International..............       56,300    1,055,625
  Eagle Hardware & Garden..............       39,600      904,612
 *GENERAL NUTRITION....................       56,800    1,586,850
 *Linens 'n Things.....................       13,600      402,900
 *Piercing Pagoda......................       23,200      580,000
  Schultz Sav-O Stores.................       14,400      260,100
 *Staples..............................       25,650      594,759
 *Wilmar Industries....................       16,300      402,406
                                                       ----------
                                                        7,150,302
                                                       ----------
  Telecommunications-4.85%
 *IntelCom Group.......................       26,600      510,388
 *PageMart Wireless....................       58,100      497,481
 *PairGain Technologies................       12,000      186,375
 *Powerwave Technologies...............        6,500      146,250
 *Telco Systems........................       57,800      509,363
 *TELEPORT COMMUNICATIONS GROUP........       40,200    1,369,313
 *TeleSpectrum Worldwide...............       48,800      344,650
 *Yurie Systems........................        9,900      168,609
                                                       ----------
                                                        3,732,429
                                                       ----------
 Textiles, Apparel & Furniture-0.95%
*Cyrk .................................        3,600       41,850
*Quiksilver ...........................       12,300      392,063
*Sport-Haley...........................       17,500      295,313
                                                       ----------
                                                          729,226
                                                       ----------
26

Trend Series
Statement of Net Assets (Continued)

                                            Number          Market
                                           of shares        Value
 COMMON STOCK (Continued
 Transportation & Shipping-0.49%
*Midwest Express Holdings..............      13,650    $   373,669
                                                       -----------
                                                           373,669
                                                       -----------
 Utilities-1.18%
*AES...................................      10,596        749,667
*York Research.........................      20,400        156,825
                                                       -----------
                                                           906,492
                                                       -----------
 Miscellaneous-6.41%
*AHL Services..........................      18,500        283,281
*CUC INTERNATIONAL.....................      67,860      1,751,636
*Catalina Marketing  ..................      10,900        524,563
*KLA Instruments     ..................      11,000        536,594
*NFO Research..........................      24,400        622,200
*Norrell...............................      28,900        953,700
*Pierce Leahy..........................       8,200        147,600
 RCM Technologies......................      10,800        115,425
                                                       -----------
                                                         4,934,999
                                                       -----------
  Total Common Stock (cost $60,465,170)                 68,330,492
                                                       -----------


                                            Principal      Market
                                             Amount        Value
  REPURCHASE AGREEMENTS-10.82%
  With Chase Manhattan 5.80% 7/1/97 (dated
   6/30/97, collateralized by $2,932,000
   U.S. Treasury Notes 5.375% due 11/30/97,
   market value $2,941,693)................ $2,882,000   $  2,882,000
  With J.P. Morgan Securities 5.95% 7/1/97
   (dated 6/30/97, collateralized by
   $2,777,000 U.S. Treasury Notes 5.125%
   due 4/30/98, market value $2,786,724)...  2,726,000      2,726,000
  With PaineWebber 5.80% 7/1/97 (dated
   6/30/97, collateralized by $934,000
   U.S. Treasury Notes 9.125% due 5/15/99,
   market value  $994,170 and $1,725,000
   U.S. Treasury Notes 7.25% due 2/15/98,
   market value $1,787,108)................  2,725,000      2,725,000
                                                            ---------
 Total Repurchase Agreements
  (cost $8,333,000)........................                 8,333,000
                                                            ---------

TOTAL MARKET VALUE OF SECURITIES
 (cost $68,798,170)-99.56%.................              $76,663,492
RECEIVABLES AND OTHER ASSETS NET OF
LIABILITIES-0.44%                                            340,416
                                                         -----------
NET ASSETS APPLICABLE TO 5,107,059 SHARES
(.01 PAR VALUE) OUTSTANDING;
EQUIVALENT TO $15.08 PER SHARE-100.00%.....              $77,003,908
                                                         ===========

COMPONENTS OF NET ASSETS AT JUNE 30,1997:
Common stock, $.01 par value, 750,000,000
 shares authorized to the fund with
 50,000,000 shares allocated to the
 Series....................................              $69,192,324
Accumulated undistributed:
  Net investment income....................                    9,707
  Net realized loss on investments.........                  (63,445)
  Net unrealized appreciation of investments               7,865,322
                                                         -----------
Total net assets...........................              $77,003,908
                                                         ===========
-----------------
*Non-income producing security for the period ended June 30, 1997.

                                 See accompanying notes

Delaware Group Premium Fund, Inc.-Global Bond Series
Statement of Net Assets
June 30, 1997
(Unaudited)
                                                            Market
                                               Principal    Value
                                                Amount*    (U.S. $)
BONDS-91.59%
Australia-3.86%
New South Wales International
  7.00% 4/1/04............................ A$   150,000  $  111,121
Queensland Treasury-Global
  8.00% 5/14/03...........................      580,000     463,890
                                                         ----------
                                                            575,011
                                                         ----------
Canada-6.21%
Autobahn Schnell 8.50% 3/3/03............. C$    60,000      48,540
Banque National De Paris 9.00% 8/13/02....      250,000     204,754
Export-Import Bank of Japan
  7.75% 10/8/02...........................      160,000     125,168
General Electric Capital of Canada
  7.125% 2/12/04..........................      100,000      76,192
Government of Canada 9.00% 12/1/04........      100,000      84,796
Government of Canada 10.25% 3/15/14.......      100,000      97,721
KFW International Finance
  6.50% 12/28/01..........................       60,000      44,819
Kingdom of Norway 8.375% 1/27/03..........      200,000     160,805
Ontario Hydro 10.00% 3/19/01..............      100,000      83,345
                                                         ----------
                                                            926,140
                                                         ----------
Finland-1.44%
Republic of Finland Government
  7.875% 7/28/04.......................... Fim  200,000     214,125
                                                         ----------
                                                            214,125
                                                         ----------
Germany-7.56%
Baden Wurt L-Finance NV
  6.625% 8/20/03.......................... Dem  250,000     154,364
DSL Finance NV Amsterdam
  6.00% 2/21/06...........................      500,000     292,447
Deut Pfandbriefe Hypobk Bank
  5.625% 2/7/03...........................      500,000     296,058
Euro Bank Reconstruction &
  Development 4.875% 2/28/01..............      500,000     292,676
International Bank Reconstruction &
  Development 6.125% 9/27/02..............      150,000      91,458
                                                         ----------
                                                          1,127,003
                                                         ----------

                                                                       Market
                                                    Principal          Value
                                                     Amount*          (U.S. $)
BONDS- (Continued)
Italy-10.51%
Buoni Poliennali Del Tes 9.50% 2/1/01......  Itl 1,000,000,000      $  648,564
Italian Government 12.00% 1/1/03...........      1,000,000,000         732,517
Republic of Italy 3.50% 6/20/01............         20,000,000         186,232
                                                                    ----------
                                                                     1,567,313
                                                                    ----------
Japan-8.77%
International Bank Reconstruction &
  Development 4.50% 6/20/00................  Jpy    20,000,000         190,814
Japan Government-129 (10 Year Issue)
   6.40% 3/20/00...........................         60,000,000         596,727
Japan Highway 7.875% 9/27/02...............            400,000         314,186
Matsushita Electric Industries
  7.25% 8/1/02.............................            200,000         205,500
                                                                    ----------
                                                                     1,307,227
                                                                    ----------
New Zealand-12.24%
Government of New Zealand
  8.00% 2/15/01............................  Nz$       250,000         176,848
Government of New Zealand
  8.00% 4/15/04............................          2,300,000       1,647,967
                                                                    ----------
                                                                     1,824,815
                                                                    ----------
Sweden-10.48%
Swedish Government 8.00% 8/15/07 ..........  Sk      4,000,000         569,829
Swedish Government 9.00% 4/20/09...........            300,000          45,894
Swedish Government 10.25% 5/5/03...........          2,300,000         359,666
Swedish Government 13.00% 6/15/01..........            500,000          81,713
Sweden (Kingdom of) 5.50% 4/12/02..........          4,000,000         504,728
                                                                    ----------
                                                                     1,561,830
                                                                    ----------
United Kingdom-7.22%
Abbey National Treasury 8.00%
  4/2/03...................................Gbp         200,000        340,878
Depfa Finance 7.125% 11/11/03..............            100,000        163,363
Glaxo Wellcome 8.75% 12/01/05..............             80,000        142,844
Powergen 8.50% 7/3/06......................            100,000        173,353
SmithKline Beecham
  8.375% 12/29/00..........................            150,000        256,127
                                                                   ----------
                                                                    1,076,565
                                                                   ----------

Global Bond Series
Statement of Net Assets (Continued)
                                                                 Market
                                              Principal          Value
                                               Amount*          (U.S. $)
BONDS- (Continued)
United States-23.30%
J. Sainsbury 6.25% 3/27/02..................  $100,000        $   98,000
Korea Electric Power 6.375% 12/1/03.........   100,000            96,125
Republic of Finland 5.50% 2/9/01............   800,000           476,996
U.S. Treasury Bonds 13.375% 8/15/01.........   700,000           876,729
U.S.Treasury Inflation Index Notes
  3.375% 1/15/07...........................    404,306           394,704
U.S. Treasury Notes 5.625% 11/30/98........    400,000           398,296
U.S. Treasury Notes 6.125% 7/31/00.........    300,000           298,944
U.S.Treasury Notes 7.50% 11/15/01..........    800,000           833,896
                                                              ----------
                                                               3,473,690
                                                              ----------
Total Bonds (cost $13,606,676)                                13,653,719
                                                              ----------


REPURCHASE AGREEMENTS-12.20%
With Chase Manhattan 5.80% 7/01/97 (dated
  6/30/97, collateralized by $635,000
  U.S. Treasury Notes 5.375% due 11/30/97,
  market value $642,139)...................    629,000           629,000
With J.P. Morgan Securities 5.80% 7/01/97
  (dated 6/30/97, collateralized by $606,000
  U.S. Treasury Notes 5.125% due 4/30/98,
  market value $608,311)...................    595,000           595,000
With PaineWebber  5.80% 7/01/97 (dated
  6/30/97, collateralized by $377,000
  U.S. Treasury Notes 7.25% due 2/15/98,
  market value $390,106, and $204,000)
  U.S. Treasury Notes 9.125% due 5/15/99,
  market value $217,016)..................     595,000           595,000
                                                               ----------
Total Repurchase Agreements
  (cost $1,819,000).......................                     1,819,000
                                                               ----------

TOTAL MARKET VALUE OF SECURITIES (cost $ 15,425,676)-103.79%..  15,472,719
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS-(3.79%).......    (565,124)
                                                               -----------
NET ASSETS APPLICABLE TO 1,411,747 SHARES ($.01 PAR VALUE)
  OUTSTANDING; EQUIVALENT TO $10.56 PER SHARE-100.00%......... $14,907,595
                                                               ===========
COMPONENTS OF NET ASSETS AT JUNE 30, 1997:
Common stock, $.01 par value, 750,000,000 shares authorized
 to the Fund with 50,000,000 shares allocated to the Series... $14,776,925 Accumulated undistributed:
  Net investment income**.....................................     262,294
  Net realized loss on investments**..........................    (183,142)
  Net unrealized appreciation of investments and foreign
    currencies................................................      51,518
                                                               -----------
Total net assets.............................................. $14,907,595
                                                               ===========
--------------------------
*Principal amount is stated in the currency in which each bond is denominated
  A$- Australian Dollars       Jpy-Japanese Yen
  C$- Canadian Dollars         NZ$-New Zealand Dollars
  Fim-Finish Markka            Sk- Swedish Kroner
  Dem-German Deutsche Mark     Gbp-British Pounds
  Itl-Italian Lira             $-  U.S. Dollars

**Accumulated net investment income includes net realized gains on foreign currencies. Net realized gains on foreign currencies are included as a component of ordinary income in accordance with provisions of the Internal Revenue Code.

                               See accompanying notes.

Delaware Group Premium Fund-Strategic Income Series
Statement of Net Assets
June 30, 1997
(Unaudited)


                                                         Market
                                            Principal     Value
                                             Amount*    (U.S. $)
CORPORATE BONDS-42.97%
Areospace & Defense-0.84%
Roller Bearing Company of America
  sr sub nts 9.625% 6/15/07 .........      $  25,000     $ 25,375
                                                         --------
                                                           25,375
                                                         --------
Banking, Finance & Insurance-0.86%
Credit Foncier de France
  sr unsub seasoned 8.00% 1/14/02 ...         25,000       25,969
                                                         --------
                                                           25,969
                                                         --------
Cable, Media & Publishing-7.91%
STC Broadcasting
  sr sub nts 11.00% 3/15/07 .........        200,000      214,000
Von Hoffman Press
  sr sub nts 10.375% 5/15/07 ........         25,000       26,000
                                                         --------
                                                          240,000
                                                         --------
Computers & Technology-0.84%
Precise Technology
  sr sub nts 11.125% 6/15/07 ........         25,000       25,500
                                                         --------
                                                           25,500
                                                         --------
Energy-0.80%
Transamerican Energy
  sr nts 11.50% 6/15/02..............         25,000       24,375
                                                         --------
                                                           24,375
                                                         --------
Food, Beverage & Tobacco-0.50%
AFC Enterprises
  sr sub nts 10.25% 5/15/07 .........         15,000       15,263
                                                         --------
                                                           15,263
                                                         --------
Healthcare & Pharmaceuticals -1.92%
Cardinal Health nts 6.00% 1/15/06 ...         35,000       32,769
Leiner Health
  sr sub nts 9.625% 7/10/07 .........         25,000       25,500
                                                         --------
                                                           58,269
                                                         --------

                                                          Market
                                          Principal        Value
                                           Amount*       (U.S. $)
CORPORATE BONDS (Continued)
Metals & Mining-6.86%
Westmin Resources
  sr nts 11.00% 3/15/07................    $200,000    $  208,000
                                                         --------
                                                          208,000
                                                         --------
Paper & Forest Products-0.82%
Drypers sr nts 10.25% 6/15/07 .........      25,000        24,938
                                                         --------
                                                           24,938
                                                         --------
Packaging & Containers-4.23%
Stone Container
  sr sub nts 12.25% 4/1/02 ............     125,000       128,438
                                                         --------
                                                          128,438
                                                         --------
Retail-2.56%
Central Tractor sr nts 10.625% 4/1/07 .      50,000        52,000
Leslie's Poolmart
  sr nts 10.375% 7/15/04...............      25,000        25,781
                                                         --------
                                                           77,781
                                                         --------
Telecommunications-4.82%
Paging Network
  sr sub nts 10.125% 8/1/07 ...........     150,000       146,250
                                                         --------
                                                          146,250
                                                         --------
Textiles, Apparel & Furniture-7.50%
Anvil Knitwear sr nts 10.875% 3/15/07 .     200,000       202,000
Riddell Sports sr nts 10.50% 7/15/07 ..      25,000        25,625
                                                         --------
                                                          227,625
                                                         --------
Transportation & Shipping-2.51%
Chemical Leaman
  sr nts 10.375% 6/15/05...............      50,000        51,125
Continential Airlines
  pass thru cert 7.206%12/30/05 .......      25,000        24,938
                                                         --------
                                                           76,063
                                                         --------
Total Corporate Bonds
  (cost $1,287,382)....................                 1,303,846
                                                         --------

Strategic Income Series
Statement of Net Assets (Continued)

                                                              Market
                                                Principal      Value
                                                 Amount*     (U.S. $)
FOREIGN BONDS-29.60%
Australia-3.43%
Queensland Treasury Global
  8.00% 8/14/01.........................A$        130,000    $103,934
                                                             --------
                                                              103,934
                                                             --------
Greece-3.06%
Hellenic Republic 11.00% 11/26/99 ... ..Grd    25,000,000      92,921
                                                             --------
                                                               92,921
                                                             --------
Italy-4.27%
Italian Government 9.50% 2/1/01 ........Itl   200,000,000     129,713
                                                             --------
                                                              129,713
                                                             --------
New Zealand-4.96%
Government of New Zealand
  6.50% 2/15/00.........................NZ$        40,000      27,101
Government of New Zealand
  8.00% 11/15/06.......................           170,000     123,483
                                                             --------
                                                              150,584
                                                             --------
South Africa-4.45%
Republic of South Africa
  12.50% 1/15/02........................Zar      650,0000     134,959
                                                             --------
                                                              134,959
                                                             --------

Sweden-4.28%
Swedish Government 10.25% 5/5/00 .......Swk      400,0000      58,643
Swedish Government 8.00% 8/15/07 .......          500,000      71,229
                                                             --------
                                                              129,872
                                                             --------
United Kingdom-5.15%
UK Treasury 8.00% 6/10/03...............Gbp        90,000     156,158
                                                             --------
                                                              156,158
                                                             --------
Total Foreign Bonds (cost $894,476) ....                      898,141
                                                             --------

                                                           Market
                                          Principal         Value
                                            Amount*        (U.S. $)
AGENCY MORTGAGE-BACKED
  SECURITIES-3.65%
Federal Home Loan Mortgage Corporation
  6.00% 11/1/26.........................   $23,989         $ 23,989
Federal Home Loan Mortgage Corporation
  7.00% 3/1/11............ .............    86,768           86,903
                                                           --------
Total Agency Mortgage-Backed
  Securities (cost $108,826)                                110,892
                                                           --------
ASSET-BACKED SECURITIES-1.65%
CIT Group Securitization
  Series 95 2A2 6.00% 5/15/26 ..........    25,000           24,773
MetLife Capital Equipment Loan Trust
  Series 97-A A 6.85% 5/20/08 ..........    25,000           25,227
                                                           --------
Total Asset-Backed Securities
   (cost $49,716).........                                   50,000
                                                           --------
COLLATERALIZED MORTGAGE
  OBLIGATIONS-5.29%
Merrill Lynch Mortgage Investors-
  Series C1-A1 6.95% 6/18/29 ...........    25,000           25,051
RALI Series 97-QS6 A5 7.50% 6/25/12 ....    40,000           40,925
Residential Accredit Loans
  7.29% 6/25/26.........................    40,000           40,263
Residential Funding Mortgage-Sec I-
  Series 94-S10 A 4 6.50% 3/25/09 ......    30,000           29,240
Travelers Mortgage Securities
  Series 84-1Z2 12.00% 3/1/14 ..........    21,883           24,947
                                                           --------
Total Collateralized Mortgage
  Obligations (cost $159,252) ..........                    160,426
                                                           --------

Strategic Income Series
Statement of Net Assets (Continued)

                                                                        Market
                                                        Principal        Value
                                                         Amount*       (U.S. $)
COMMERCIAL MORTGAGE BACKED SECURITIES-1.67%
First Union-Lehman Brothers Commercial Mortgage
  7.15% 2/18/04 ...................................      $50,000     $   50,641
                                                                     ----------
Total Commercial Mortgage Backed Securities
  (cost $50,375) ..................................                      50,641
                                                                     ----------
U.S. TREASURY OBLIGATIONS-9.56%
U.S. Treasury Bonds 6.25% 8/15/23 .................       25,000         23,156
U.S. Treasury Notes 6.75% 4/30/00 .................      135,000        136,777
U.S. Treasury Notes 7.50% 2/15/05 .................      100,000        105,799
U.S. Treasury Notes 6.25% 2/15/07 .................       25,000         24,469
                                                                     ----------
Total U.S. Treasury Obligations
   (cost $287,693) ................................                     290,201
                                                                     ----------
REPURCHASE AGREEMENTS-7.65%
With Chase Manhattan 5.80% 7/1/97 (dated
  6/30/97, collateralized by $82,000
U.S. Treasury Notes 5.375% due 11/30/97,
  market value $81,900) ...........................      $80,000       $ 80,000
With J.P. Morgan Securities 5.80% 7/1/97
  (dated 6/30/97, collateralized by $77,000
U.S. Treasury Notes 5.125% due 4/30/98,
market value $77,586)..... ........................       76,000         76,000
  With PaineWebber 5.80% 7/1/97 (dated
  6/30/97, collateralized by $48,000
U.S. Treasury Notes 7.25% due 2/15/98,
   market value $49,755 and $26,000
  U.S. Treasury Notes 9.125% due 5/15/99,
  market value $27,679) ...........................       76,000         76,000
                                                                     ----------
Total Repurchase Agreements
      (cost $232,000) .............................                     232,000
                                                                     ----------
TOTAL MARKET VALUE OF SECURITIES-102.04%
  (cost $3,069,720) ...............................                   3,096,147
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS-(2.04%)                 (61,948)
                                                                     ----------
NET ASSETS APPLICABLE TO 296,532 SHARES ($.01 PAR VALUE)
  OUTSTANDING; EQUIVALENT TO $10.23 PER SHARE-100.00%                $3,034,199
                                                                     ==========
COMPONENTS OF NET ASSETS AT JUNE 30, 1997:
Common stock, $.01 par value, 750,000,000 shares authorized
  to the Fund with 50,000,000 shares allocated to the Series         $2,970,217
Accumulated undistributed:
  Net investment income...................................               29,732
  Net realized gain on investments........................                8,102
  Net unrealized appreciation of investments and foreign
    currencies............................................           $   26,148
                                                                     ----------
Total net assets..........................................           $3,034,199
                                                                     ==========
___________________
*Principal amount is stated in the currency in which each security is denominated.

A$-  Australian Dollars      Itl-Italian Lire          Swk-Swedish Krona
Gbp- British Pounds          NZ$-New Zealand Dollar    Zar-South African Rand
Grd- Greek Drakma

Summary of Abbreviations:
certs-certificates     sr-senior
nts-notes              sub-subordinated

                              See accompanying notes
32

Delaware Group Premium Fund, Inc.-Devon Series
Statement of Net Assets
June 30, 1997
(Unaudited)
                                               Number      Market
                                             of shares     Value
COMMON STOCK-88.36%
Aerospace And Defense-3.43%
GENCORP.................................       3,500     $ 80,938
Lockheed Martin.........................         300       31,069
                                                         --------
                                                          112,007
                                                         --------
Automobiles & Automotive Parts-2.33%
Danaher.................................       1,500       76,219
                                                         --------
                                                           76,219
                                                         --------
Banking, Finance & Insurance-12.97%
American International Group.                    400       59,750
BB&T....................................         700       31,500
Chubb...................................         500       33,438
FEDERAL NATIONAL MORTGAGE...............       2,100       91,613
Nationwide Financial Services Class A          1,400       37,188
Penncorp Financial Group................         800       30,800
Provident...............................         800       42,800
State Street Bank.......................         900       41,625
Unum....................................       1,300       54,600
                                                         --------
                                                          423,314
                                                         --------
Buildings & Materials-2.11%
Foster Wheeler..........................       1,700       68,850
                                                         --------
                                                           68,850
                                                         --------
Cable, Media & Publishing-5.27%
Banta...................................       1,000       27,250
Reynolds & Reynolds Class A.............       2,700       42,525
WALLACE COMPUTER SERVICES...............       3,400      102,213
                                                         --------
                                                          171,988
                                                         --------
Computers & Technology-1.89%
Hewlett-Packard.........................       1,100       61,600
                                                         --------
                                                           61,600
                                                         --------
Consumer Products-4.56%
General Electric........................       1,000       65,375
MASCO...................................       2,000       83,500
                                                         --------
                                                          148,875
                                                         --------
Electronics & Electrical Equipment-3.63%
Intel...................................         200       28,313
Motorola................................         900       68,400
Teleflex................................         700       21,875
                                                         --------
                                                          118,588
                                                         --------
-------------
Top 10 stock holdings, representing 30.4% of net assets, are in bold.

                                                 Number        Market
                                                of shares       Value
COMMON STOCK (Continued)
Energy-4.75%
Compagnie Francaise de Petroleum Total            700          $ 35,525
Kerr-McGee..............................        1,200            76,050
Royal Dutch Petroleum...................          800            43,500
                                                               --------
                                                                155,075
                                                               --------
Food, Beverage & Tobacco-7.65%
CONAGRA.................................        1,500            96,188
Hershey Foods...........................          400            22,125
PHILIP MORRIS...........................        2,100            93,188
Universal Foods.........................        1,000            38,125
                                                               --------
                                                                249,626
                                                               --------
Healthcare & Pharmaceuticals-9.67%
Baxter International....................          500            26,125
COLUMBIA/HCA HEALTHCARE.................        2,100            82,556
Johnson & Johnson.......................        1,100            70,813
Schering-Plough.........................        1,500            71,813
SmithKline Beecham......................          700            64,138
                                                               --------
                                                                315,445
                                                               --------
Real Estate-4.77%
Colonial Properties Trust...............          500            14,688
Developers Diversified Realty                     300            12,000
D.R. Horton.............................        2,400            24,900
Health Care Property Investors                    700            24,675
Kilroy Realty...........................          500            12,625
Nationwide Health Properties............        1,400            30,800
Storage USA.............................          500            19,125
Sun Communities.........................          500            16,781
                                                               --------
                                                                155,594
                                                               --------
Retail-4.37%
May Department Stores...................          800            37,800
RITE AID................................        2,100           104,738
                                                               --------
                                                                142,538
                                                               --------
Telecommunications-1.54%
Alltel..................................        1,500            50,156
                                                               --------
                                                                 50,156
                                                               --------

Devon Series
Statement of Net Assets (Continued)

                                                Number           Market
                                              of shares          Value
COMMON STOCK (Continued)
Textiles, Apparel & Furniture-9.84%
ECOLAB..................................        2,900         $  138,475
Hillenbrand Industries..................          900             42,750
HON Industries..........................        1,200             53,137
Miller (Herman).........................          600             21,525
Valspar.................................        2,200             65,175
                                                              ----------
                                                                 321,062
                                                              ----------
Utilities-4.14%
CMS Energy..............................        1,300             45,825
Edison International....................        1,200             29,850
Illinova................................          900             19,800
PacifiCorp..............................        1,800             39,600
                                                              ----------
                                                                 135,075
                                                              ----------
Miscellaneous-5.44%
Pentair.................................        1,100             36,163
Tompkins................................        1,300             23,238
TYCO INTERNATIONAL......................        1,700            118,256
                                                              ----------
                                                                 177,657
                                                              ----------
Total Common Stock (cost $2,728,796)                           2,883,669
                                                              ----------
CONVERTIBLE PREFERRED STOCK-0.42%
Metals And Mining-0.42%
Freeport-McMorran Copper & Gold
  5.00% pfd cv..........................          500             13,688
                                                              ----------
Total Convertble Preferred Stock
  (cost $13,795)........................                          13,688
                                                              ----------

                                                Principal         Market
                                                 Amount           Value
REPURCHASE AGREEMENTS-16.03%
With Chase Manhattan 5.80% 7/1/97 (dated
 6/30/97, collaterized by $108,000 U.S.
 Treasury Notes 5.375% due 11/30/97,
 market value $108,630 and $76,000 U.S.
 Treasury Notes 5.375% due 11/30/97, market
 value $75,998)...............................   $181,000      $ 181,000
With J.P. Morgan Securities 5.95% 7/1/97
 (dated  6/30/97, collaterized by $108,000
 U.S. Treasury Notes 5.125% due 4/30/98, market
 value $108,667 and $66,000 U.S. Treasury
 Notes 5.125% due 4/30/98, market value
 $66,235).....................................    171,000        171,000

With PaineWebber 5.80% 7/1/97 (dated
 6/30/97, collaterized by $108,000 U.S.
 Treasury Notes 7.25% due 2/15/98 market
 value $112,163 and $59,000 U.S. Treasury
 Notes 9.125% due 5/15/99 market value
 $62,397).....................................    171,000        171,000
                                                              ----------
Total Repurchase Agreements
  (cost $523,000).............................                   523,000
                                                              ----------
TOTAL MARKET VALUE OF SECURITIES (cost $3,265,591)-104.81%...  3,420,357
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS-(4.81%)......   (156,991)
                                                               ---------
NET ASSETS APPLICABLE TO 299,304 SHARES ($0.01 PAR VALUE)
  OUTSTANDING; EQUIVALENT TO $10.90 PER SHARE-100.00%........ $3,263,366
                                                              ==========
COMPONENTS OF NET ASSETS AT JUNE 30, 1997:
Common Stock, $0.01 par value 750,000,000 shares authorized
 to the Fund with 50,000,000 shares allocated to the Series.. $3,080,879 Accumulated undistributed:
  Net investment income......................................      7,580
  Net realized gain on investments...........................     20,141
  Net unrealized appreciation on investments.................    154,766
                                                              ----------
Total net assets............................................. $3,263,366
                                                              ==========
                               See accompanying notes
34

Delaware Group Premium Fund, Inc.-Emerging Markets Series
Statement of Net Assets
June 30, 1997
(Unaudited)
                                                             Market
                                               Number        Value
                                             of Shares      (U.S. $)
  COMMON STOCK-86.66%
  Australia-1.16%
  Quilmes Industrial S.A. ADR...........       3,200       $ 37,200
                                                           --------
                                                             37,200
                                                           --------
  Argentina-2.80%
  Transportadora de Gas del sur, S.A.
    Class B.............................      21,000         50,407
  YPF Sociedad Anonima ADR..............       1,300         39,591
                                                           --------
                                                             89,998
                                                           --------
  Brazil-9.00%
  ARACRUZ CELULOSE S.A. ADR.............       4,300         87,613
 *Centrais Electricas de Santa Catarina
  S.A. GDR..............................         300         42,132
  Companhia Energetica
    de Minas Gerais ADR.................         700         35,924
  TELECOMMUNICACOES BRASILEIRAS S.A. ADR         400         60,700
  USINAS SIDERURGICAS
    DE MINAS GERAIS S.A. ADR............       5,600         62,720
                                                           --------
                                                            289,089
                                                           --------
  Chile-4.89%
  Administradora de Fondos
    de Pensiones Provida S.A. ADR.......       1,500         33,000
 *Banco BHIF ADR........................       2,040         43,095
  Cia. de Telecomunicaciones
    de Chile S.A. ADR...................       1,260         41,580
  Empresa Nacional Electricidad S.A. ADR       1,750         39,484
                                                           --------
                                                            157,159
                                                           --------
  Czech Republic-1.34%
 *Telekomunikacni Montaze Praha a.s.....         200         11,531
 *SPT Telecom a.s.......................         300         31,466
                                                           --------
                                                             42,997
                                                           --------
  Egypt-1.51%
 *Commercial International Bank GDR.....       1,100         23,012
 *Suez Cement GDR.......................       1,300         25,610
                                                           --------
                                                             48,622
---------------------                                      --------
Top 10 stock holdings, representing 18.8% of net assets, are in bold.

                                                             Market
                                               Number         Value
                                              of Shares      (U.S. $)
  COMMON STOCK (Continued)
  Greece-3.42%
  Attica Enterprises S.A................        4,300       $ 41,343
  Ergo Bank S.A.........................          650         38,986
  Helenic Bottling Company S.A..........          800         29,531
                                                            --------
                                                             109,860
                                                            --------
  Hong Kong-5.20%
 *First Tractor..........................       4,000          2,633
  Guangdong Kelon Electric Holding             31,000         29,611
  GUANGSHEN RAILWAY......................     130,000         57,054
  Northeast Electrical Transmission &
    Transformation Machinery
    Manufacturing Limited................     164,000         27,309
  Shenzhen Expressway Co Limited.........     184,000         50,471
                                                            --------
                                                             167,078
                                                            --------
  Hungary-1.93%
  MOL Magyar Olaj-es Gazipari Rt GDR....        1,550         34,488
  Richter Gedeon Rt GDR.................          300         27,600
                                                            --------
                                                              62,088
                                                            --------
  India-6.33%
 *BSES Limited GDR.......................       1,350         35,775
  Gujarat Ambuja Cement GDR..............       3,400         39,525
 *India Fund, (The) .....................       2,300         21,994
  LARSEN & TOUBRO GDR....................       3,150         53,944
  Tata Engineering & Locomotive
    Limited GDR..........................       3,400         52,190
                                                            --------
                                                             203,428
                                                            --------
  Indonesia-3.88%
  PT Bank Dagang Nasional...............       64,000         45,409
  PT Semen Gresik.......................       18,000         40,350
  PT United Tractors....................       10,500         38,869
                                                            --------
                                                             124,628
                                                            --------
  Israel-2.48%
  Bank Hapoalim.........................       19,200         39,950
  Israel Chemicals Limited..............       33,600         39,537
                                                            --------
                                                              79,487
                                                            --------

Emerging Markets Series
Statement of Net Assets (Continued)

                                                              Market
                                              Number           Value
                                            of Shares        (U.S. $)
  COMMON STOCK (Continued)
  Luxemburg-1.75%
 *BANQUE LIBANAISE GDR...................     2,700         $ 56,295
                                                            --------
                                                              56,295
                                                            --------
  Malaysia-5.01%
  Leader Universal Holdings Berhad......     15,000           26,970
  Nestle Berhad.........................      2,000           14,970
  Petronas Dagangan Berhad..............     15,000           35,644
  Public Finance Berhad.................     17,000           26,123
  Resorts World Berhad .................      9,000           27,089
  Sime Darby Berhad ....................      9,000           29,941
                                                            --------
                                                             160,737
                                                            --------
  Mexico-7.60%
  ALFA, S.A. de C.V. Class A............      7,800           53,291
  Cemex, S..A. de C.V. Class B                8,200           39,589
  Grupo Minsa S.A. Class C..............     18,000           23,371
  Grupo Minsa ADR ......................      2,400           30,000
  Telefonos De Mexico S.A...............        870           41,543
  VITRO S.A. ADR........................      5,000           56,250
                                                            --------
                                                             244,044
                                                            --------
  Peru-2.17%
  Banco de Credito del Peru.............     15,500           31,234
  Cementos Lima S.A.....................      1,002           20,156
  Telefonica del Peru, S.A. ADR.........        700           18,331
                                                            --------
                                                              69,721
                                                            --------
  Philippines-1.40%
  Philippine Long Distance
  Telephone Company ADR ................        700           44,975
                                                            --------
                                                              44,975
                                                            --------
  Portugal-2.58%
  Electricidade de Portugal, S.A........      2,100           38,518
  Portugal Telecom S.A..................      1,100           44,350
                                                            --------
                                                              82,868
                                                            --------
  Russia-2.67%
 *Gazprom ADR...........................      1,000           16,570
  Lukoil Holding ADR....................        500           39,215
  Mosenergo ADR.........................        700           29,792
                                                            --------
                                                              85,577
                                                            --------

                                                             Market
                                            Number           Value
                                          of Shares         (U.S. $)
 COMMON STOCK (Continued)
 Slovenia-1.39%
*Blagovno Trgovinski Center's GDR.......     1,925        $  18,961
 SKB Banka GDR..........................       800           25,600
                                                          ---------
                                                             44,561
                                                          ---------
South Africa-6.02%
Amalgamated Banks of South Africa            4,000           28,713
ANGLOAMERICAN CORPORATION OF
 SOUTH AFRICA LIMITED...................       920           55,439
Sappi Limited...........................     5,750           51,990
SASOL LIMITED...........................     4,350           57,079
                                                          ---------
                                                            193,221
                                                          ---------
 South Korea-3.27%
 Cho Hung Bank GDR......................     2,600           17,355
 Korea Electric Power ADR...............     2,100           39,753
 Pohang Iron & Steel Limited ADR             1,500           48,000
                                                          ---------
                                                            105,108
                                                          ---------
 Taiwan-1.61%
*Yageo GDR..............................     2,600           51,662
                                                          ---------
                                                             51,662
                                                          ---------
 Thailand-3.94%
 Ayudhya Life Insurance.................    10,500           20,127
 Hana Microelectronics..................     9,000           50,751
 K.R. Percision Public Company..........     1,400           10,564
 Ruang Khao 2 Fund......................    86,500           22,108
 Thai Reinsurance Co. Limited...........     8,600           23,026
                                                          ---------
                                                            126,576
                                                          ---------
 Turkey-1.50%
 Anadolu Isuzu Otomotiv Sanay...........    30,000           17,794
 Netas-Northern Eleckrik
  Telekomunikayson S.A..................   110,371           30,500
                                                          ---------
                                                             48,294
                                                          ---------
 Venezuela-1.81%
*COMPANIA ANONIMA NACIONAL TELEFONOS
  DE VENEZUELA..........................     1,350           58,219
                                                          ---------
                                                             58,219
                                                          ---------
 Total Common Stock (cost $2,610,352)...                  2,783,492
                                                          ---------

Emerging Market Series
Statement of Net Assets (Continued)

                                                                     Market
                                                 Principal            Value
                                                   Amount            (U.S. $)
   REPURCHASE AGREEMENTS-17.68%
   With Chase Manhattan 5.80% 7/1/97 (dated
    6/30/97, collateralized by $200,000
    U.S. Treasury Notes 5.375% due 11/30/97,
    market value $200,514)....................    $196,000           $196,000
   With J.P. Morgan Securities 5.80% 7/1/97
    (dated 6/30/97, collateralized by $189,000
    U.S. Treasury Notes 5.125% due 4/30/98,
    market value $189,951)....................     186,000            186,000



   With PaineWebber 5.80% 7/1/97 (dated
    6/30/97, collateralized by $118,000
    U.S. Treasury Notes 7.25% due 2/15/98,
    market value $121,814 and $64,000
    U.S. Treasury Notes 9.125% due 5/15/99,
    market value $67,765).....................     186,000            186,000
   Total Repurchase Agreements                                       --------
    (cost $568,000)...........................                        568,000
                                                                     --------


TOTAL MARKET VALUE OF SECURITIES (cost $3,178,352)-104.34%         $3,351,492

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS-(4.34%).....         (139,543)
                                                                    ---------
NET ASSETS APPLICABLE TO 296,335 SHARES ($.01 PAR VALUE)
OUTSTANDING; EQUIVALENT TO $10.84 PER SHARE-100.00%.........       $3,211,949
                                                                   ==========
COMPONENTS OF NET ASSETS AT JUNE 30, 1997:
Common stock, $.01 par value, 750,000,000 shares
  authorized to the Fund with 50,000,000 shares allocated
  to the Series.............................................       $3,010,358
Accumulated undistributed:
  Net investment income.....................................            7,747
  Net realized gain on investments .........................           20,750
  Net unrealized appreciation of investments and
   foreign currencies.......................................          173,094
                                                                   ----------
Total net assets............................................       $3,211,949
----------------                                                   ==========
*Non-income producing security for the period ended June 30, 1997.

ADR-American Depository Receipt
GDR-Global Depository Receipt

                               See accompanying notes

Delaware Group Premium Fund, Inc.-Convertible Securities Series
Statement of Net Assets
June 30, 1997
(Unaudited)
                                                  Principal         Market
                                                    Amount          Value
CORPORTATE BONDS-3.68%
Signature Resorts 5.75% 1/15/07.................   $80,000        $ 80,000
                                                                  --------
Total Corporate Bonds (cost $79,000)                                80,000
                                                                  --------
CONVERTIBLE BONDS-38.59%
Computers & Technology-11.11%
Atmel 3.25% 6/1/00..............................    80,000          86,000
Micron Technology 7.00% 7/1/04..................    80,000          78,200
Unisys Corporation 8.25% 3/15/06................    60,000          77,250
                                                                  --------
                                                                   241,450
                                                                  --------
Electronics & Electrical Equipment-3.63%
Samsung Electronics 0.00% 12/31/07..............    80,000          78,900
                                                                  --------
                                                                    78,900
                                                                  --------
Healthcare & Pharmaceuticals-13.38%
ARV Assisted Living 6.75% 4/1/06................    80,000          72,000
NABI 6.50% 2/1/03...............................    90,000          75,150
Phycor 4.50% 2/15/03............................    70,000          76,125
Phymatrix 6.75% 6/15/03.........................    75,000          67,406
                                                                  --------
                                                                   290,681
                                                                  --------
Metals & Mining-2.95%
Mascotech 4.50% 12/15/03........................    75,000          64,125
                                                                  --------
                                                                    64,125
                                                                  --------
Miscellaneous-7.52%
Personnel Group of America 5.75% 7/1/04.........    80,000          85,900
U.S. Office Products 5.50% 2/1/01...............    65,000          77,350
                                                                  --------
                                                                   163,250
                                                                  --------
Total Convertible Bonds (cost $834,479).........                   838,406
                                                                  --------

                                                    Number          Market
                                                  of Shares         Value
COMMON STOCK-24.94%
Automobiles & Automotive Parts-3.32%
Chrysler........................................     2,200        $ 72,188
                                                                  --------
                                                                    72,188
                                                                  --------
Banking, Finance & Insurance-3.55%
Crescent Operating..............................       210           2,940
SunAmerica......................................     1,700          74,163
                                                                  --------
                                                                    77,103
                                                                  --------
Real Estate-18.07%
Boston Properties...............................     3,200          88,000
Crescent Real Estate Equities...................     2,100          66,675
Equity Residential Properties...................     1,500          71,250
Lexington Corporate Properties..................     5,800          81,200
Starwood Lodging Trust..........................     2,000          85,375
                                                                  --------
                                                                   392,500
                                                                  --------
Total Common Stock (cost $506,234)..............                   541,791
                                                                  --------
CONVERTIBLE PREFERRED STOCK-27.74%
Banking, Finance & Insurance-6.13%
American General 6.00% Series A.................     1,000          63,375
National Australia Bank 7.875% unit.............     2,500          69,843
                                                                  --------
                                                                   133,218
                                                                  --------
Cable, Media & Publishing-6.79%
Evergreen Media 6.00%...........................     1,500          82,125
SFX Broadcasting 6.50% 5/31/07..................     1,200          65,400
                                                                  --------
                                                                   147,525
                                                                  --------
Environmental Services-2.60%
Browning-Ferris 7.25%...........................     1,700          56,525
                                                                  --------
                                                                    56,525
                                                                  --------

Convertible Securities Series
Statement of Net Assets (Continued)

                                                    Number          Market
                                                   of Shares         Value

CONVERTIBLE PREFERRED STOCK (Continued)
Leisure, Lodging & Entertainment-2.73%
Felcor Suite Hotels $1.95 Series A..............     2,000         $ 59,250
                                                                   --------
                                                                     59,250
                                                                   --------
Metals & Mining-3.02%
Freeport-McMoran Copper & Gold 7.00%............     2,400           65,700
                                                                   --------
                                                                     65,700
                                                                   --------
Real Estate-3.19%
Insignia Financial 6.50% 9/3/16.................     1,500           69,375
                                                                   --------
                                                                     69,375
Retail-3.28%
Kmart Financing.................................     1,300           71,175
                                                                   --------
                                                                     71,175
                                                                   --------
Total Convertible Preferred Stock
 (cost $592,712)................................                    602,768
                                                                   --------

                                                          Principal      Market
                                                            Amount       Value
REPURCHASE AGREEMENTS-0.60%
With Chase Manhattan 5.80% 7/1/97 (dated
  6/30/97, collaterized by $3,000
  U.S. Treasury Notes 5.375% due 11/30/97, market value
  $2,700 and $2,000 U.S. Treasury Notes 5.375%
  due 11/30/97, market value $1,889).....................   $5,000     $ 5,000
With J.P. Morgan Securities 5.95%
  7/1/97 (dated 6/30/97, collaterized
  by $3,000 U.S. Treasury Notes 5.125%
  due 4/30/98, market value $2,701 and
  $2,000 U.S. Treasury Notes 5.125%
  due 4/30/98, market value $1,646)......................    4,000       4,000
With PaineWebber 5.80% 7/1/97 (dated
  6/30/97, collaterized by $1,000 U.S.
  Treasury Notes 7.25% due 2/15/98
  market value $1,551 and $3,000 U.S.
  Treasury Notes 9.125% due 5/15/99
  market value $2,788)...................................    4,000       4,000
                                                                    ----------
Total Repurchase Agreements
  (cost $13,000).........................................               13,000
                                                                    ----------

TOTAL MARKET VALUE OF SECURITIES (cost $2,025,425)-95.55%......      2,075,965

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES-4.45%..........         96,650
                                                                    ----------
NET ASSETS APPLICABLE TO 209,573 SHARES ($0.01 PAR VALUE)
  OUTSTANDING; EQUIVALENT TO $10.37 PER SHARE-100.00%..........     $2,172,615
                                                                    ==========
COMPONENTS OF NET ASSETS AT JUNE 30, 1997:
Common Stock, $0.01 par value 750,000,000 shares authorized to
 the Fund with 50,000,000 shares allocated to the Series.......     $2,097,983
Accumulated undistributed:
  Net investment income........................................         17,649
  Net realized gain on investments.............................          6,443
  Net unrealized appreciation on investments...................         50,540
                                                                    ----------
Total net assets...............................................     $2,172,615
                                                                    ==========
                             See accompanying notes

Delaware Group Premium Fund, Inc.-Quantum Series
Statement of Net Assets
June 30, 1997
(Unaudited)

                                                         Number       Market
                                                       of Shares       Value
 COMMON STOCK-94.95%
 Automobiles & Automotive Parts-0.21%
 Paccar.......................................           100        $  4,644
                                                                    --------
                                                                       4,644
                                                                    --------

 Banking, Finance & Insurance-31.80%
 Ahmanson (H.F.) & Co.........................           640          27,520
 Allstate.....................................           290          21,170
 AmSouth Bancorporation.......................           600          22,687
 Bank of Boston...............................           265          19,097
 Bank of New York.............................           405          17,618
 BankAmerica..................................           520          33,573
 Bear Stearns.................................           775          26,495
 Chase Manhattan..............................           270          26,207
 CIGNA........................................           180          31,950
 City National................................           760          18,288
 Comdisco.....................................         1,000          26,000
 Comerica.....................................           380          25,840
 Edwards (A.G.)...............................           610          26,306
 First Chicago NBD............................           265          16,033
 First Union..................................           150          13,875
 First of America Bank........................           513          23,447
 Marsh & McLennan.............................           440          31,405
 Mellon Bank..................................           675          30,459
 Mercury General..............................           160          11,640
 Mid Ocean....................................           100           5,244
 NationsBank..................................           500          32,250
 Old Republic International...................           600          18,187
*Oxford Health Plans..........................           375          26,918
 Paine Webber Group...........................           705          24,675
*Reliance Group Holdings......................         1,820          21,613
*Republic New York............................           125          13,438
*Student Loan Marketing Association...........           265          33,655
 SunAmerica...................................           520          25,350
 TRAVELERS GROUP..............................           700          44,144
                                                                    --------
                                                                     695,084
                                                                    --------

                                                         Number       Market
                                                       of Shares       Value
 COMMON STOCK (Continued)
 Buildings & Materials-0.60%
 Oakwood Homes................................            550        $ 13,200
                                                                     --------
                                                                       13,200
                                                                     --------
 Cable, Media & Publishing-2.66%
 Ennis Business Forms.........................            355           3,417
 Harland (John H.)............................            425           9,695
 New York Times...............................            415          20,958
 Omnicom Group................................            390          24,034
                                                                     --------
                                                                       58,104
                                                                     --------
 Chemicals-0.44%
 Avery Dennison...............................            135           5,417
 International Flavors & Fragrances...........             85           4,293
                                                                     --------
                                                                        9,710
                                                                     --------
 Computers & Technology-9.32%
*Cadence Design Systems........................           640          21,440
*COMPAQ COMPUTER...............................           450          44,663
 Deluxe........................................           465          15,868
 HBO...........................................           425          29,272
*MICROSOFT.....................................           360          45,529
*Quantum.......................................         1,140          23,192
*Western Digital...............................           750          23,719
                                                                     --------
                                                                      203,683
                                                                     --------
 Consumer Products-2.27%
 Avon Products................................            385          27,167
 Clorox.......................................            170          22,440
                                                                     --------
                                                                       49,607
                                                                     --------
 Electronics & Electrical Equipment-2.08%
*American Power Conversion.....................         1,225          23,160
 Anixter International.........................         1,300          22,344
                                                                     --------
                                                                       45,504
                                                                     --------
 Energy-2.79%
*Global Marine.................................           850          19,763
 Helmerich & Payne.............................           140           8,068
*Oryx Energy...................................           800          16,900
 Union Texas Petroleum.........................           775          16,227
                                                                     --------
                                                                       60,958
                                                                     --------
------------------------
Top 10 stocks holdings, representing 19.3% of net assets, are in bold.

Quantum Series
Statement of Net Assets (Continued)

                                                       Number           Market
                                                      of Shares          Value
 COMMON STOCK (Continued)
 Food, Beverage & Tobacco-9.18%
*Boston Chicken.................................        1,255         $ 17,531
 Campbell Soup..................................          450           22,500
 COCA COLA......................................          570           39,758
 Flowers Industries.............................        1,340           22,529
 Hershey Foods..................................          510           28,209
 Hormel Foods...................................          160            4,300
 International Multifoods.......................          150            3,769
 Interstate Bakeries............................          465           27,580
 Quaker Oats....................................          500           22,438
 Ralston-Purina Group...........................          145           11,917
                                                                      --------
                                                                       200,531
                                                                      --------
 Healthcare & Pharmaceuticals-6.66%
*Amgen..........................................          375           21,785
*Healthsouth....................................          895           22,319
 JOHNSON & JOHNSON..............................          540           34,763
*Lincare Holdings...............................          495           21,300
*Phycor.........................................          275            9,462
 SCHERING-PLOUGH................................          750           35,906
                                                                      --------
                                                                       145,535
                                                                      --------
 Leisure, Lodging & Entertainment-1.95%
 Callaway Golf..................................          830           29,465
 Fleetwood Enterprises..........................          130            3,876
 King World Productions.........................          265            9,275
                                                                      --------
                                                                        42,616
                                                                      --------
 Metals & Mining-0.47%
 Cleveland Cliffs Iron..........................          250           10,188
                                                                      --------
                                                                        10,188
                                                                      --------
 Packaging & Containers-0.87%
*Sealed Air.....................................          400           19,000
                                                                      --------
                                                                        19,000
                                                                      --------

                                                        Number          Market
                                                       of Shares         Value
 COMMON STOCK (Continued)
 Retail-9.17%
 CVS Corporation...............................           200       $   10,250
 Gap...........................................           440           17,105
 Jostens.......................................           345            9,099
 Ross Stores...................................           875           28,574
*Safeway.......................................           630           29,059
 Sears,Roebuck.................................           535           28,756
 TJX...........................................         1,180           31,123
 Tiffany.......................................           615           28,405
*Woolworth.....................................           750           18,000
                                                                    ----------
                                                                       200,371
                                                                    ----------
 Telecommunications-11.54%
*ADC Telecommunications........................           860           28,756
 AMERITECH.....................................           645           43,820
*Ascend Communications.........................           140            5,499
 NYNEX.........................................           475           27,372
*PairGain Technologies.........................           835           12,969
 SBC COMMUNICATIONS............................           620           38,363
*TELLABS.......................................           630           35,162
 U.S. WEST COMMUNICATIONS GROUP................         1,600           60,300
                                                                    ----------
                                                                       252,241
                                                                    ----------
 Textiles, Apparel & Furniture-1.51%
 NIKE..........................................           240           14,010
*Tommy Hilfiger................................           470           18,888
                                                                    ----------
                                                                        32,898
                                                                    ----------
 Transportation & Shipping-1.43%
*AMR...........................................           230           21,275
*UAL...........................................           140           10,019
                                                                    ----------
                                                                        31,294
                                                                    ----------
  Total Common Stock (cost $1,961,882).........                      2,075,168
                                                                    ----------

Quantum Series
Statement of Net Assets (Continued)

                                                   Principal          Market
                                                     Amount            Value
REPURCHASE AGREEMENTS-5.76%
With Chase Manhattan 5.80% 7/01/97 (dated
  6/30/97, collateralized by $44,000
  U.S. Treasury Notes 5.375% due 11/30/97,
  market value $44,480) .........................  $44,000           $44,000
With J.P. Morgan Securities 5.95% 7/01/97
  (dated 6/30/97, collateralized by $42,000
  U.S. Treasury Notes 5.125% due 4/30/98,
  market value $42,137) .........................   41,000            41,000

With PaineWebber 5.80% 7/01/97 (dated
  6/30/97, collateralized by $26,000
  U.S. Treasury Notes 7.25% due 2/15/98,
  market value $27,022 and $14,000
  U.S. Treasury Notes 9.125% due 5/15/99,
  market value $15,032) ......................... $ 41,000          $ 41,000
Total Repurchase Agreements                                         --------
  (cost $126,000) ...............................                    126,000
                                                                    --------
TOTAL MARKET VALUE OF SECURITIES
 (cost $2,087,882)-100.71% ......................                  2,201,168
LIABILITIES NET OF RECEIVABLES AND
 OTHER ASSETS-(0.71%) ...........................                    (15,533)
NET ASSETS APPLICABLE TO 202,494 SHARES                          -----------
 ($0.01 PAR VALUE) OUTSTANDING;
  EQUIVALENT TO $10.79 PER SHARE-100.00% ........                $ 2,185,635
                                                                 ===========
COMPONENTS OF NET ASSETS AT JUNE  30, 1997:
Common stock, $0.01 par value, 750,000,000 shares
 authorized to the Fund with 50,000,000 shares
  allocated to the Series .......................                $ 2,059,023
Accumulated undistributed :
  Net investment income .........................                      3,212
  Net realized gain on investments ..............                     10,114
  Net unrealized appreciation of investments ....                    113,286
                                                                 -----------
Total net assets ................................                $ 2,185,635
                                                                 ===========

===========

*Non-income producing security for the period ended June 30, 1997.

                             See accompanying notes

Delaware Group Premium Fund, Inc.
Statements of Assets and Liabilities
June 30, 1997
(Unaudited)

                                                     Decatur                                     Capital              Cash
                                                   Total Return           Delchester            Reserves            Reserves
                                                      Series                Series               Series              Series
                                                      ------                ------               ------              ------
ASSETS:
Investments at market ....................         $267,341,361         $ 77,844,497         $ 28,652,611         $ 31,229,060
Cash and foreign currencies ..............               59,743              501,825                 --                  6,053
Dividends and interest receivable.........              590,422            1,485,354              254,277              129,190
Subscriptions receivable .................              143,356               77,434                   73               19,242
Receivable for securities sold ...........            1,741,049                 --                292,699                 --
Other assets .............................                1,950                 --                   --                   --
                                                   ------------         ------------         ------------         ------------
  Total assets ...........................          269,877,881           79,909,110           29,199,660           31,383,545
                                                   ------------         ------------         ------------         ------------
LIABILITIES:
Liquidations payable .....................              466,488                5,101               77,237              850,638
Payable for securities purchased                      4,318,039              104,475              839,091                 --
Other accounts payable and accrued
  expenses ...............................              165,431               51,745              589,619               19,536
                                                   ------------         ------------         ------------         ------------
  Total liabilities ......................            4,949,958              161,321            1,505,947              870,174
                                                   ------------         ------------         ------------         ------------
TOTAL NET ASSETS .........................         $264,927,923         $ 79,747,789         $ 27,693,713         $ 30,513,371
                                                   ============         ============         ============         ============
Investments at cost ......................         $221,388,114         $ 75,409,337         $ 28,462,271         $ 31,229,060
                                                   ============         ============         ============         ============


                                                               [RESTUBBED TABLE]


                                                                                              International
                                                       DelCap              Delaware              Equity               Value
                                                       Series               Series               Series              Series
                                                       ------               ------               ------              ------
ASSETS:
Investments at market ....................         $ 94,929,531         $ 97,886,995         $190,283,836         $ 48,394,901
Cash and foreign currencies ..............                 --                   --                   --                660,835
Dividends and interest receivable.........               13,169              366,279            1,491,016               45,697
Subscriptions receivable .................               74,853              337,454              350,072            1,812,577
Receivable for securities sold ...........            2,484,191              773,895                 --                 51,531
Other assets .............................                1,357                 --                202,705                 --
                                                   ------------         ------------         ------------         ------------
  Total assets ...........................           97,503,101           99,364,623          192,327,629           50,965,541
                                                   ------------         ------------         ------------         ------------
LIABILITIES:
Liquidations payable .....................               12,485               10,908                 --                    205
Payable for securities purchased                        379,580              748,640            3,834,830              748,198
Other accounts payable and accrued
  expenses ...............................               81,964              404,177            1,965,766               64,766
                                                   ------------         ------------         ------------         ------------
  Total liabilities ......................              474,029            1,163,725            5,800,596              813,169
                                                   ------------         ------------         ------------         ------------
TOTAL NET ASSETS .........................         $ 97,029,072         $ 98,200,898         $186,527,033         $ 50,152,372
                                                   ============         ============         ============         ============
Investments at cost ......................         $ 79,404,482         $ 83,375,520         $154,420,181         $ 40,718,687
                                                   ============         ============         ============         ============

                                                 Global        Strategic                   Emerging     Convertible
                                     Trend        Bond          Income        Devon         Markets      Securities     Quantum
                                    Series       Series         Series        Series        Series        Series        Series
                                    ------       ------         ------        ------        ------        ------        ------
ASSETS:
Investments at market ........   $76,663,492   $15,472,719   $ 3,096,147   $ 3,420,357   $ 3,351,492   $ 2,075,965   $ 2,201,168
Cash and foreign currencies
 (cost of foreign currencies
  are $32,722 for the Emerging
  Markets Series) ............          --             925        26,550         1,461        40,622        82,329         2,988
Dividends and interest
 receivable ..................         2,510       373,415        69,368         3,920         4,692        12,191         1,836
Subscriptions receivable .....       152,552        58,736        12,109        73,414        56,468         6,087        31,567
Receivable for
 securities sold .............     1,454,117     1,925,137          --            --            --          67,900        46,152
Other assets .................           156          --            --            --            --            --            --
                                 -----------   -----------   -----------   -----------   -----------   -----------   -----------
  Total assets ...............    78,272,827    17,830,932     3,204,174     3,499,152     3,453,274     2,244,472     2,283,711
                                 -----------   -----------   -----------   -----------   -----------   -----------   -----------
LIABILITIES:
Liquidations payable .........        48,676            37          --            --            --            --            --
Payable for securities
 purchased ...................     1,104,418     2,850,726       166,350       232,914       235,376        69,305        95,822
Other accounts payable
 and accrued expenses ........       115,825        72,574         3,625         2,872         5,949         2,552         2,254
                                 -----------   -----------   -----------   -----------   -----------   -----------   -----------
  Total liabilities ..........     1,268,919     2,923,337       169,975       235,786       241,325        71,857        98,076
                                 -----------   -----------   -----------   -----------   -----------   -----------   -----------
TOTAL NET ASSETS .............   $77,003,908   $14,907,595   $ 3,034,199   $ 3,263,366   $ 3,211,949   $ 2,172,615   $ 2,185,635
                                 ===========   ===========   ===========   ===========   ===========   ===========   ===========
Investments at cost ..........   $68,798,170   $15,425,676   $ 3,069,720   $ 3,265,591   $ 3,178,352   $ 2,025,425   $ 2,087,882
                                 ===========   ===========   ===========   ===========   ===========   ===========   ===========

                             See accompanying notes

Delaware Group Premium Fund, Inc.
Statement of Operations
(Unaudited)

                                                               Six Months Ended 6/30/97
                                        Decatur                           Capital            Cash
                                     Total Return     Delchester         Reserves          Reserves           DelCap
                                        Series          Series            Series            Series            Series
                                        ------          ------            ------            ------            ------
INVESTMENT INCOME:
Interest ....................      $   211,318      $ 3,552,918       $   981,587       $   846,437      $   297,660
Dividends ...................        2,905,712          149,485              --                --             56,526
Foreign tax withheld ........             --               --                --                --               --
                                   -----------      -----------       -----------       -----------      -----------
                                     3,117,030        3,702,403           981,587           846,437          354,186
                                   -----------      -----------       -----------       -----------      -----------
EXPENSES:
Management fees .............          633,817          216,768            81,883            75,993          319,707
Custodian fees ..............            4,221             --               1,512             2,702            5,297
Dividend disbursing
 and transfer
 agent fees and expenses ....           10,614            1,666             1,954             1,420            4,212
Registration fees ...........           21,718            2,945               750             1,650            5,559
Reports and statements
 to shareholders ............            2,600            3,177             1,000             1,110            1,748
Accounting fees and
 salaries ...................           48,273           16,721             6,254             7,093           19,790
Professional fees ...........            5,769            4,927             3,708             2,395            1,420
Directors' fees .............            1,851              838               500               520              934
Taxes (other than taxes
 on income) .................            7,966            1,828               856             1,360            5,251
Other .......................           12,202            2,678               941               557            4,984
                                   -----------      -----------       -----------       -----------      -----------
                                       749,031          251,548            99,358            94,800          368,902
Less expenses absorbed
 by Delaware Management
 Company, Inc. or Delaware
  International Advisers Ltd.             --               --                --                --            (31,450)
                                   -----------      -----------       -----------       -----------      -----------
NET INVESTMENT INCOME .......        2,367,999        3,450,855           882,229           751,637           16,734
                                   -----------      -----------       -----------       -----------      -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS AND
 FOREIGN CURRENCIES:
Net realized gain (loss) on:
 Investment transactions ....        9,630,955        1,172,737           (63,228)             --          3,155,394
 Foreign currencies .........             --               --                --                --               --
                                   -----------      -----------       -----------       -----------      -----------
Net realized gain (loss) ....        9,630,955        1,172,737           (63,228)             --          3,155,394
                                   -----------      -----------       -----------       -----------      -----------
Net change in unrealized
 appreciation (depreciation)
 during the period:
 Investment transactions ....       24,475,763         (156,527)          (24,363)             --          2,073,754
 Foreign currencies .........             --               --                --                --               --
                                   -----------      -----------       -----------       -----------      -----------
  Net change in unrealized
   appreciation (depreciation)      24,475,763         (156,527)          (24,363)             --          2,073,754
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS
 AND FOREIGN CURRENCIES .....       34,106,718        1,016,210           (87,591)             --          5,229,148
                                   -----------      -----------       -----------       -----------      -----------
NET INCREASE IN NET ASSETS
  RESULTING FROM
  OPERATIONS ................      $36,474,717      $ 4,467,065       $   794,638       $   751,637      $ 5,245,882
                                   ===========      ===========       ===========       ===========      ===========

                               [RESTUBBED TABLE]

                                                                        Six Months Ended 6/30/97
                                                       International                                                Global
                                       Delaware           Equity              Value              Trend               Bond
                                        Series            Series              Series             Series             Series
                                        ------            ------              ------             ------             ------
Interest ....................      $  1,052,755      $    269,743       $     86,510       $    235,961       $    427,551
Dividends ...................           559,026         3,177,569            255,050             54,914               --
Foreign tax withheld ........              --            (250,245)              --                 --               (2,231)
                                   ------------      ------------       ------------       ------------       ------------
                                      1,611,781         3,197,067            341,560            290,875            425,320
                                   ------------      ------------       ------------       ------------       ------------
EXPENSES:
Management fees .............           256,553           577,074            129,672            243,484             46,622
Custodian fees ..............             1,050            54,438              6,074             10,339              1,603
Dividend disbursing
 and transfer
 agent fees and expenses ....               675             4,460                920              3,351              1,262
Registration fees ...........               931             5,675              6,400              1,211              1,930
Reports and statements
 to shareholders ............             1,126             7,040              3,002              2,178              1,300
Accounting fees and
 salaries ...................             6,262            28,586              6,892             14,953              2,915
Professional fees ...........               364             4,056              3,651              3,632              7,250
Directors' fees .............               932             1,431                527                766                319
Taxes (other than taxes
 on income) .................             2,213             5,043              1,359              2,065              2,200
Other .......................            10,260            10,076                372              1,964              1,303
                                   ------------      ------------       ------------       ------------       ------------
                                        280,366           697,879            158,869            283,943             66,704
Less expenses absorbed
 by Delaware Management
 Company, Inc. or Delaware
  International Advisers Ltd.              --             (88,086)           (22,400)           (26,767)           (17,567)
                                   ------------      ------------       ------------       ------------       ------------
NET INVESTMENT INCOME .......         1,331,415         2,587,274            205,091             33,699            376,183
                                   ------------      ------------       ------------       ------------       ------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS AND
 FOREIGN CURRENCIES:
Net realized gain (loss) on:
 Investment transactions ....         4,620,764           208,785          1,111,591             17,687           (200,796)
 Foreign currencies .........              --           2,445,945               --                 --               93,001
                                   ------------      ------------       ------------       ------------       ------------
Net realized gain (loss) ....         4,620,764         2,654,730          1,111,591             17,687           (107,795)
Net change in unrealized
 appreciation (depreciation)
 during the period:
 Investment transactions ....         3,870,900        16,254,808          4,720,554          3,715,409           (206,453)
 Foreign currencies .........              --            (296,104)              --                 --               12,036
                                   ------------      ------------       ------------       ------------       ------------
  Net change in unrealized
   appreciation (depreciation)        3,870,900        15,958,704          4,720,554          3,715,409           (194,417)
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS
 AND FOREIGN CURRENCIES .....         8,491,664        18,613,434          5,832,145          3,733,096           (302,212)
                                   ------------      ------------       ------------       ------------       ------------
NET INCREASE IN NET ASSETS
  RESULTING FROM
  OPERATIONS ................      $  9,823,079      $ 21,200,708       $  6,037,236       $  3,766,795       $     73,971
                                   ============      ============       ============       ============       ============

                             See accompanying notes

Delaware Group Premium Fund, Inc.
Statement of Operations (Continued)

                                           5/1/97* to                          5/1/97* to        5/1/97* to
                                             6/30/97           5/1/97* to       6/30/97          6/30/97           5/1/97* to
                                            Strategic          6/30/97          Emerging         Convertible         6/30/97
                                             Income             Devon            Markets         Securities          Quantum
                                             Series             Series           Series            Series             Series
                                             ------             ------           ------            ------             ------
INVESTMENT INCOME:
Interest .........................        $  36,040         $   4,096         $   7,033         $  15,938         $   2,045
Dividends ........................             --               6,356             8,989             4,263             3,422
Foreign tax withheld .............             --                --                (911)             --                --
                                          ---------         ---------         ---------         ---------         ---------
                                             36,040            10,452             5,111            20,201             5,467
                                          ---------         ---------         ---------         ---------         ---------
EXPENSES:
Management fees ..................            2,979             2,259             5,001             2,514             2,191
Custodian fees ...................              958               650             5,312             2,965             1,163
Dividend disbursing and transfer
  agent fees and expenses ........              200               140               120             3,019               137
Registration fees ................            1,850               800             2,538             1,500               695
Reports and statements
 to shareholders .................              300               373               275               391               550
Accounting fees and salaries .....              286               245               253               207               185
Professional fees ................            1,009             1,317             1,150             1,598               875
Directors' fees ..................               39                38                38                38                37
Taxes (other than taxes on income)               55                50                46             1,100                22
Other ............................               64               145                61               587               612
                                          ---------         ---------         ---------         ---------         ---------
                                              7,740             6,017            14,794            13,919             6,467

Less expenses absorbed
 by Delaware
 Management Company,
 Inc. or Delaware
 International Advisers Ltd. .....           (4,114)           (3,145)           (8,845)          (11,367)           (4,212)
                                          ---------         ---------         ---------         ---------         ---------
NET INVESTMENT INCOME ............           32,414             7,580             9,162            17,649             3,212
                                          ---------         ---------         ---------         ---------         ---------
NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS
  AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
  Investment transactions ........            8,102            20,141            20,750             6,443            10,114
  Foreign currencies .............           (2,682)             --              (1,415)             --                --
                                          ---------         ---------         ---------         ---------         ---------
Net realized gain ................            5,420            20,141            19,335             6,443            10,114

Net change in unrealized
 appreciation (depreciation)
 during the period
 Investment transactions .........           26,148           154,766           173,140            50,540           113,286
 Foreign currencies ..............             --                --                 (46)             --                --
                                          ---------         ---------         ---------         ---------         ---------
   Net change in unrealized
     appreciation (depreciation) .           26,148           154,766           173,094            50,540           113,286
NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS
  AND FOREIGN CURRENCIES .........           31,568           174,907           192,429            56,983           123,400
                                          ---------         ---------         ---------         ---------         ---------
NET INCREASE IN NET ASSETS
  RESULTING FROM
  OPERATIONS .....................        $  63,982         $ 182,487         $ 201,591         $  74,632         $ 126,612
                                          =========         =========         =========         =========         =========

-------------------------
*Date of commencement of operations.           See accompanying notes

Delaware Group Premium Fund, Inc.
Statements of Changes in Net Assets
(Unaudited)

                                                                            Six Months Ended 6/30/97
                                                Decatur                            Capital            Cash
                                              Total Return        Delchester       Reserves         Reserves          DelCap
                                                 Series             Series          Series           Series           Series
                                                 ------             ------          ------           ------           ------

INCREASE(DECREASE)IN NET
  ASSETS FROM OPERATIONS:
Net investment income...................     $   2,367,999    $   3,450,855          882,229     $     751,637    $      16,734
Net realized gain (loss) on investments
  and foreign currencies................         9,630,955        1,172,737          (63,228)             --          3,155,394
Net change in unrealized appreciation
  (depreciation) during the period......        24,475,763         (156,527)         (24,363)             --          2,073,754
                                              ------------      -----------      -----------       -----------      -----------
Net increase (decrease) in net assets
  resulting from operations.............        36,474,717        4,467,065          794,638           751,637        5,245,882
                                              ------------      -----------      -----------       -----------      -----------
DISTRIBUTION TO
SHAREHOLDERS FROM:
Net investment income...................        (2,170,882)      (3,381,154)        (882,697)         (751,637)            --
Net realized gain from
  security transactions.................       (14,788,457)            --               --                --         (4,513,513)
                                              ------------      -----------      -----------       -----------      -----------
                                               (16,959,339)      (3,381,154)        (882,697)         (751,637)      (4,513,513)
                                              ------------      -----------      -----------       -----------      -----------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold...............        73,014,133       13,451,883        2,482,264        50,713,775       17,537,843
Net asset value of shares issues upon
  reinvestment of dividends from net
  investment income and net realized
  gain on security transactions.........        16,959,339        3,381,154          882,697           751,583        4,513,513
                                              ------------      -----------      -----------       -----------      -----------
                                                89,973,472       16,833,037        3,364,961        51,465,358       22,051,356
Cost of shares repurchased..............       (11,207,504)      (5,835,847)      (3,350,802)      (47,430,541)      (5,655,129)
                                              ------------      -----------      -----------       -----------      -----------
Increase in net assets derived
  from capital share transactions.......        78,765,968       10,997,190           14,159         4,034,817       16,396,227
                                              ------------      -----------      -----------       -----------      -----------
NET INCREASE(DECREASE)IN
  NET ASSETS............................        98,281,346       12,083,101          (73,900)        4,034,817       17,128,596
                                              ------------      -----------      -----------       -----------      -----------
NET ASSETS:
Beginning of period.....................       166,646,577       67,664,677       27,767,613        26,478,554       79,900,476
                                              ------------      -----------      -----------       -----------      -----------
End of period...........................      $264,927,923      $79,747,778      $27,693,713       $30,513,371      $97,029,072
                                              ============      ===========      ===========       ===========      ===========




                                                                            Six Months Ended 6/30/97
                                                                    International                                          Global
                                                Delaware               Equity            Value           Trend              Bond
                                                 Series                Series            Series          Series            Series
                                                 ------                ------            ------          ------            ------
INCREASE(DECREASE)IN NET
  ASSETS FROM OPERATIONS:
Net investment income..................       $   1,331,415      $   2,587,274      $     205,091    $      33,699    $     376,183
Net realized gain (loss) on investments
  and foreign currencies...............           4,620,764          2,654,730          1,111,591           17,687         (107,795)
Net change in unrealized appreciation
  (depreciation) during the period.....           3,870,900         15,958,704          4,720,554        3,715,409         (194,417)
                                                -----------       ------------         -----------     -----------      -----------
Net increase (decrease) in net assets
  resulting from operations............           9,823,079         21,200,708          6,037,236        3,766,795           73,971
                                                -----------       ------------         -----------     -----------      -----------
DISTRIBUTION TO
SHAREHOLDERS FROM:
Net investment income..................          (2,100,694)        (4,927,079)          (197,794)        (204,613)        (319,448)
Net realized gain from
  security transactions................          (4,899,878)              --           (1,672,255)        (736,608)         (83,855)
                                                -----------       ------------         -----------     -----------      -----------
                                                 (7,000,572)        (4,927,079)        (1,870,049)        (941,221)        (403,303)
                                                -----------       ------------         -----------     -----------      -----------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold..............          17,722,077         36,520,794         21,226,552       22,147,515        6,694,632
Net asset value of shares issues upon
  reinvestment of dividends from net
  investment income and net realized
  gain on security transactions........           7,000,572          4,927,079          1,870,049          941,221          403,303
                                                -----------       ------------         -----------     -----------      -----------
                                                 24,722,649         41,447,873         23,096,601       23,088,736        7,097,935
Cost of shares repurchased.............          (4,746,365)        (2,622,186)          (794,156)      (5,333,895)      (1,331,826)
                                                -----------       ------------         -----------     -----------      -----------
Increase in net assets derived
  from capital share transactions......          19,976,284         38,825,687         22,302,445       17,754,841        5,766,109
                                                -----------       ------------         -----------     -----------      -----------
NET INCREASE(DECREASE)IN
  NET ASSETS...........................          22,798,791         55,099,316         26,469,632       20,580,415        5,436,777
                                                -----------       ------------         -----------     -----------      -----------
NET ASSETS:
Beginning of period....................          75,402,107        131,427,717         23,682,740       56,423,493        9,470,818
                                                -----------       ------------         -----------     -----------      -----------
End of period..........................         $98,200,898       $186,527,033         $50,152,372     $77,003,908      $14,907,595
                                                ===========       ============         ===========     ===========      ===========


                             See accompanying notes

Delaware Group Premium Fund, Inc.
Statements of Changes in Net Assets (Continued)
(Unaudited)


                                              5/1/97*        5/1/97*         5/1/97*         5/1/97*         5/1/97*
                                                to             to              to              to              to
                                              6/30/97        6/30/97        6/30/97          6/30/97         6/30/97
                                             Strategic                      Emerging       Convertible
                                              Income         Devon           Markets       Securities        Quantum
                                              Series         Series          Series          Series          Series
                                           -----------     -----------     -----------     -----------     -----------
INCREASE(DECREASE)IN NET
  ASSETS FROM OPERATIONS:
Net investment income .................    $    32,414     $     7,580     $     9,162     $    17,649     $     3,212
Net realized gain (loss) on investments
  and foreign currencies ..............          5,420          20,141          19,335           6,443          10,114
Net change in unrealized appreciation
  (depreciation) during the period ....         26,148         154,766         173,094          50,540         113,286
                                           -----------     -----------     -----------     -----------     -----------
Net increase (decrease) in net assets
  resulting from operations ...........         63,982         182,487         201,591          74,632         126,612
                                           -----------     -----------     -----------     -----------     -----------
DISTRIBUTION TO
SHAREHOLDERS FROM:
Net investment income .................             --              --              --              --              --
Net realized gain from
  security transactions                             --              --              --              --              --
                                           -----------     -----------     -----------     -----------     -----------
                                                    --              --              --              --              --
                                           -----------     -----------     -----------     -----------     -----------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold .............      2,974,760       3,081,096       3,010,641       2,098,013       2,059,185
Net asset value of shares issues upon
  reinvestment of dividends from net
  investment income and net realized
  gain on security transactions                     --              --              --              --              --
                                           -----------     -----------     -----------     -----------     -----------

                                             2,974,760       3,081,096       3,010,641       2,098,013       2,059,185
Cost of shares repurchased ............         (4,543)           (217)           (283)            (30)           (162)
                                           -----------     -----------     -----------     -----------     -----------
Increase in net assets derived
  from capital share transactions .....      2,970,217       3,080,879       3,010,358       2,097,983       2,059,023

NET INCREASE(DECREASE)IN
  NET ASSETS ..........................      3,034,199       3,263,366       3,211,949       2,172,615       2,185,635
                                           -----------     -----------     -----------     -----------     -----------
NET ASSETS:
Beginning of period                                 --              --              --              --              --
                                           -----------     -----------     -----------     -----------     -----------
End of period .........................    $ 3,034,199     $ 3,263,366     $ 3,211,949     $ 2,172,615     $ 2,185,635
______________                             ===========     ===========     ===========     ===========     ===========
*Date of commencement of operations.

                             See accompanying notes

Delaware Group Premium Fund, Inc.
Statement of Changes in Net Assets (Continued)


                                                                                 Year Ended 12/31/96

                                                   Decatur                          Capital           Cash
                                                Total Return      Delchester       Reserves         Reserves           DelCap
                                                   Series           Series          Series           Series            Series
                                               -------------    -------------    -------------    -------------    -------------
INCREASE IN NET ASSETS
  FROM OPERATIONS:
Net investment income (loss) ...............   $   3,405,801    $   5,569,157    $   1,772,824    $   1,073,967    $     (71,762)
Net realized gain (loss) on investments
  and foreign currencies ...................      14,743,863          684,792         (292,042)            --          4,627,563
Net change in unrealized appreciation
   (depreciation) during the period ........       6,445,954          953,156         (383,633)            --          3,704,225
                                               -------------    -------------    -------------    -------------    -------------
Net increase in net assets resulting
  from operations ..........................      24,595,618        7,207,105        1,097,149        1,073,967        8,260,026
                                               -------------    -------------    -------------    -------------    -------------
SHAREHOLDERS FROM:
Net investment income ......................      (3,496,319)      (5,569,157)      (1,772,356)      (1,073,967)        (270,847)
Net realized gain from security transactions      (8,895,014)            --               --               --         (4,585,059)
                                               -------------    -------------    -------------    -------------    -------------
                                                 (12,391,333)      (5,569,157)      (1,772,356)      (1,073,967)      (4,855,906)
                                               -------------    -------------    -------------    -------------    -------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold ..................      52,083,570       17,364,098        5,108,430       57,526,653       24,165,659
Net asset value of shares issued upon
  reinvestment of dividends from net
  investment income and net realized
  gain on security transactions ............      12,391,333        5,569,157        1,772,356        1,073,758        4,855,906
                                               -------------    -------------    -------------    -------------    -------------
                                                  64,474,903       22,933,255        6,880,786       58,600,411       29,021,565
Cost of shares repurchased .................     (19,036,067)     (13,511,480)      (6,372,705)     (48,460,039)     (10,647,798)
                                               -------------    -------------    -------------    -------------    -------------
Increase in net assets derived from
  capital share transactions ...............      45,438,836        9,421,775          508,081       10,140,372       18,373,767
                                               -------------    -------------    -------------    -------------    -------------
NET INCREASE (DECREASE) IN
  NET ASSETS ...............................      57,643,121       11,059,723         (167,126)      10,140,372       21,777,887
                                               -------------    -------------    -------------    -------------    -------------
NETASSETS:
Beginning of period ........................     109,003,456       56,604,954       27,934,739       16,338,182       58,122,589
                                               -------------    -------------    -------------    -------------    -------------
End of period ..............................   $ 166,646,577    $  67,664,677    $  27,767,613    $  26,478,554    $  79,900,476
                                               =============    =============    =============    =============    =============


-------------
*Date of commencement of operations.


                             See accompanying notes

                                                                                                                      5/2/96*
                                                                                                                         to
                                                                                                                      12/31/96
                                                                 International                                         Global
                                                  Delaware          Equity            Value           Trend             Bond
                                                   Series           Series            Series          Series           Series
                                                -------------    -------------    -------------    -------------    -------------
INCREASE IN NET ASSETS
  FROM OPERATIONS:
Net investment income (loss) ...............    $   2,396,290    $   2,763,530    $     200,524    $     185,659    $     231,186
Net realized gain (loss) on investments
  and foreign currencies ...................        4,893,415        1,560,830        1,671,243          661,923           83,530
Net change in unrealized appreciation
   (depreciation) during the period ........        2,885,535       14,667,391        1,737,511        1,635,650          264,767
                                                -------------    -------------    -------------    -------------    -------------
Net increase in net assets resulting
  from operations ..........................       10,175,240       18,991,751        3,609,278        2,483,232          579,483
                                                -------------    -------------    -------------    -------------    -------------
SHAREHOLDERS FROM:
Net investment income ......................       (2,087,278)      (2,695,399)        (182,035)        (131,779)        (119,481)
Net realized gain from security transactions       (2,685,289)        (725,191)        (455,088)      (1,171,368)
                                                -------------    -------------    -------------    -------------    -------------
                                                   (4,772,567)      (3,420,590)        (637,123)      (1,303,147)        (119,481)
                                                -------------    -------------    -------------    -------------    -------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold ..................       10,105,572       37,727,987       10,317,936       49,046,522        9,137,415
Net asset value of shares issued upon
  reinvestment of dividends from net
  investment income and net realized
  gain on security transactions ............        4,772,567        3,420,590          637,123        1,303,147          119,481
                                                -------------    -------------    -------------    -------------    -------------
                                                   14,878,139       41,148,577       10,955,059       50,349,669        9,256,896
Cost of shares repurchased .................       (8,093,881)      (6,840,060)      (2,173,784)     (15,615,925)        (246,080)
                                                -------------    -------------    -------------    -------------    -------------
Increase in net assets derived from
  capital share transactions ...............        6,784,258       34,308,517        8,781,275       34,733,744        9,010,816
                                                -------------    -------------    -------------    -------------    -------------
NET INCREASE (DECREASE) IN
  NET ASSETS ...............................       12,186,931       49,879,678       11,753,430       35,913,829        9,470,818
                                                -------------    -------------    -------------    -------------    -------------
NETASSETS:
Beginning of period ........................       63,215,176       81,548,039       11,929,310       20,509,664             --
                                                -------------    -------------    -------------    -------------    -------------
End of period ..............................    $  75,402,107    $ 131,427,717    $  23,682,740    $  56,423,493    $   9,470,818
                                                =============    =============    =============    =============    =============


-------------
*Date of commencement of operations.


                             See accompanying notes

Delaware Group Premium Fund, Inc.
Financial Highlights


Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                       Decatur Total Return Series
                                             --------------------------------------------------------------------------------------
                                                Six
                                               Months
                                               Ended
                                              6/30/97(1)                             Year Ended December 31,
                                             (Unaudited)       1996            1995          1994            1993            1992
                                              --------       --------        --------      --------        --------        --------

Net asset value, beginning of period .......  $15.9800       $14.8300        $11.4800      $12.5100        $11.2200        $10.7500
Income from investment operations:
  Net investment income ....................    0.1590         0.3771          0.4155        0.4121          0.4341          0.4155
  Net realized and unrealized gain (loss)
    from investments &
    foreign currencies .....................    2.5410         2.3979          3.5745       (0.4221)         1.2659          0.5045
                                              --------       --------        --------      --------        --------        --------
  Net increase (decrease) in net assets from
     investment operations .................    2.7000         2.7750          3.9900       (0.0100)         1.7000          0.9200
                                              --------       --------        --------      --------        --------        --------
Less dividends and distributions:
  Dividends from net investment income .....   (0.1700)       (0.4200)        (0.4300)      (0.4200)        (0.4100)        (0.4500)
  Distributions from net realized gain on
    security transactions ..................   (1.3500)       (1.2050)        (0.2100)      (0.6000)           none            none
                                              --------       --------        --------      --------        --------        --------
  Total dividends and distributions ........   (1.5200)       (1.6250)        (0.6400)      (1.0200)        (0.4100)        (0.4500)
                                              --------       --------        --------      --------        --------        --------
Net asset value, end of period .............  $17.1600       $15.9800        $14.8300      $11.4800        $12.5100        $11.2200
                                              ========       ========        ========      ========        ========        ========
Total return................................     18.27%         20.72%          36.12%        (0.20%)         15.45%           8.82%

Ratios and supplemental data:
  Net assets, end of period
    (000's omitted).........................  $264,928       $166,647        $109,003       $72,725         $65,519         $38,278
  Ratio of expenses to average net assets ..      0.71%          0.67%           0.69%         0.71%           0.75%           0.79%
  Ratio of expenses to average net assets ..
    prior to expense limitation ............      0.71%          0.67%           0.69%         0.71%           0.76%           0.81%
  Ratio of net investment income to average
     net assets.............................      2.25           2.66%           3.24%         3.63%           3.95%           3.86%
  Ratio of net investment income to average
    net assets prior to expense limitation        2.25%          2.66%           3.24%         3.63%           3.94%           3.84%
  Portfolio turnover........................        54%            81%             85%           91%             67%             72%
  Average commission rate paid(2) ..........   $0.0600        $0.0600             N/A           N/A             N/A             N/A





                                                                            Delchester Series
                                             ------------------------------------------------------------------------------------
                                                 Six
                                                Months
                                                Ended
                                              6/30/97(1)                          Year Ended December 31,
                                             (Unaudited)       1996           1995           1994            1993           1992
                                                -------       -------       -------        -------         -------        -------

Net asset value, beginning of period .......    $9.1700       $8.9400       $8.5400        $9.7700         $9.2900        $9.1300
Income from investment operations:
  Net investment income ....................     0.4363        0.8532        0.8715         0.9621          0.9758         1.0224
  Net realized and unrealized gain (loss)
    from investments &
    foreign currencies .....................     0.1118        0.2300        0.4000        (1.2300)         0.4800         0.1600
                                                -------       -------       -------        -------         -------        -------
  Net increase (decrease) in net assets from
     investment operations .................     0.5481        1.0832        1.2715        (0.2679)         1.4558         1.1824
                                                -------       -------       -------        -------         -------        -------
Less dividends and distributions:
  Dividends from net investment income .....    (0.4281)      (0.8532)      (0.8715)       (0.9621)        (0.9758)       (1.0224)
  Distributions from net realized gain on
    security transactions ..................       none          none          none           none            none           none
                                                -------       -------       -------        -------         -------        -------
  Total dividends and distributions ........    (0.4281)      (0.8532)      (0.8715)       (0.9621)        (0.9758)       (1.0224)
                                                -------       -------       -------        -------         -------        -------
Net asset value, end of period .............    $9.2900       $9.1700       $8.9400         $8.5400        $9.7700        $9.2900
                                                =======       =======       =======         =======        =======        =======
Total return................................       6.12%        12.79%        15.50%          (2.87%)        16.36%         13.44%

Ratios and supplemental data:
  Net assets, end of period
    (000's omitted).........................    $79,748       $67,665       $56,605         $43,686        $34,915        $11,311
  Ratio of expenses to average net assets ..       0.70%         0.70%         0.69%           0.72%          0.80%          0.80%
  Ratio of expenses to average net assets ..
    prior to expense limitation ............       0.70%         0.70%         0.69%           0.72%          0.82%          0.94%
  Ratio of net investment income to average
     net assets.............................       9.59%         9.54%         9.87%          10.56%         10.05%         10.93%
  Ratio of net investment income to average
    net assets prior to expense limitation         9.59%         9.54%         9.87%          10.56%         10.03%         10.79%
  Portfolio turnover........................        104%           93%           74%             47%            43%            73%
  Average commission rate paid(2) ..........        N/A           N/A           N/A             N/A            N/A            N/A

_____________________
1 Ratios have been annualized and total return has not been annualized.
2 Computed by dividing the total amount of commissions paid by the total number of shares purchased and sold during the period for which there was a commission charged.

                             See accompanying notes

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                        Capital Reserves Series
                                                ---------------------------------------------------------------------------------
                                                   Six
                                                  Months
                                                  Ended
                                                 6/30/97(1)                          Year Ended December 31,
                                               (Unaudited)      1996          1995          1994            1993           1992
                                               -----------     -------      -------        --------       --------       --------


Net asset value, beginning of period ........    $9.6900       $9.9300      $9.3000        $10.2600       $10.2000       $10.2300
Income from investment operations:
  Net investment income .....................     0.3099        0.6229       0.6431          0.6355         0.6357         0.6474
  Net realized and unrealized gain (loss)
    from investments &
    foreign currencies ......................    (0.0300)      (0.2400)      0.6300         (0.9050)        0.1450         0.0600
                                                 -------       -------      -------        --------       --------       --------
  Net increase (decrease) in net assets
    from investment operations ..............     0.2799        0.3829       1.2731         (0.2695)        0.7807         0.7074
                                                 -------       -------      -------        --------       --------       --------
Less dividends and distributions:
  Dividends from net investment income ......    (0.3099)      (0.6229)     (0.6431)        (0.6355)       (0.6357)       (0.6474)
  Distributions from net realized gain on
    security transactionsnone ...............       none          none         none         (0.0550)       (0.0850)       (0.0900)
                                                 -------       -------      -------        --------       --------       --------
  Total dividends and distributions .........    (0.3099)      (0.6229)     (0.6431)        (0.6905)       (0.7207)       (0.7374)
                                                 -------       -------      -------        --------       --------       --------
Net asset value, end of period ..............    $9.6600       $9.6900      $9.9300         $9.3000        $10.2600      $10.2000
                                                 =======       =======      =======         =======        ========      ========

Total return.................................       2.94%         4.05%       14.08%         (2.68%)          7.85%          7.20

Ratios and supplemental data:
  Net assets, end of period
    (000's omitted)..........................    $27,694       $27,768      $27,935         $25,975        $24,173         $9,790
  Ratio of expenses to average net assets ...       0.73%         0.72%        0.71%           0.74%          0.80%          0.80%
  Ratio of expenses to average  net assets
    prior to expense limitation .............       0.73%         0.72%        0.71%           0.74%          0.85%          0.98%
  Ratio of net investment income to  average
     net assets..............................       6.48%         6.43%        6.64%           6.57%          6.20%          6.39%
  Ratio of net investment income to  average
     net assets prior to expense limitation         6.48%         6.43%        6.64%           6.57%          6.15%          6.21%
  Portfolio turnover.........................        142%          122%         145%            219%           198%           241%




                                                                            Cash Reserves  Series
                                                ------------------------------------------------------------------------------
                                                   Six
                                                  Months
                                                   Ended
                                                6/30/97(1)                         Year Ended December 31,
                                                (Unaudited)      1996          1995         1994          1993          1992
                                                  --------      --------     --------     --------      --------      --------


Net asset value, beginning of period ........     $10.0000      $10.0000     $10.0000     $10.0000      $10.0000      $10.0000
Income from investment operations:
  Net investment income .....................       0.2431        0.4824       0.5349       0.3614        0.2451        0.3202
  Net realized and unrealized gain (loss)
    from investments &
    foreign currencies ......................         none          none         none         none          none          none
                                                  --------      --------     --------     --------      --------      --------
  Net increase (decrease) in net assets
    from investment operations ..............       0.2431        0.4824       0.5349       0.3614        0.2451        0.3202
                                                  --------      --------     --------     --------      --------      --------
Less dividends and distributions:
  Dividends from net investment income ......      (0.2431)      (0.4824)     (0.5349)     (0.3614)      (0.2451)      (0.3202)
  Distributions from net realized gain on
    security transactionsnone ...............         none          none         none         none          none          none
                                                  --------      --------     --------     --------      --------      --------
  Total dividends and distributions .........      (0.2431)      (0.4824)     (0.5349)     (0.3614)      (0.2451)      (0.3202)
                                                  --------      --------     --------     --------      --------      --------
Net asset value, end of period ..............     $10.0000      $10.0000     $10.0000     $10.0000      $10.0000      $10.0000
                                                  ========      ========     ========     ========      ========      ========

Total return.................................         2.47%         4.93%        5.48%        3.68%         2.48%         3.25%

Ratios and supplemental data:
  Net assets, end of period
    (000's omitted)..........................      $30,513       $26,479      $16,338      $20,125       $10,245        $7,774
  Ratio of expenses to average net assets ...         0.62%         0.61%        0.62%        0.66%         0.80%         0.80%
  Ratio of expenses to average  net assets
    prior to expense limitation .............         0.62%         0.61%        0.62%        0.66%         0.86%         0.85%
  Ratio of net investment income to  average
     net assets..............................         4.94%         4.82%        5.35%        3.79%         2.44%         3.21%
  Ratio of net investment income to  average
     net assets prior to expense limitation           4.94%         4.82%        5.35%        3.79%         2.38%         3.16%
  Portfolio turnover.........................           --            --            --           --           --            --



_______________________
1 Ratios have been annualized and total return has not been annualized.

                             See accompanying notes

Selected data for each share of the Series outstanding throughout each period were as follows:




                                                                             DelCap Series
                                                 --------------------------------------------------------------------
                                                   Six
                                                  Months
                                                  Ended
                                                 6/30/97(1)                    Year Ended December 31,
                                               (Unaudited)     1996        1995        1994        1993      1992
Net asset value, beginning of period ........    $15.8900     $15.1300    $11.7500   $12.2400    $11.1200   $11.0300
Income from investment operations:
  Net investment income (loss) ..............      0.0054      (0.0145)     0.0720     0.0694      0.0558     0.0225
  Net realized and unrealized gain (loss)
    from investments &
    foreign currencies ......................      0.9146       2.0295      3.3780    (0.4994)     1.2142     0.1975
                                                 --------     --------    --------   --------    --------   --------
  Net increase (decrease) in net assets
    from investment operations ..............      0.9200       2.0150      3.4500    (0.4300)     1.2700     0.2200
                                                 --------     --------    --------   --------    --------   --------
Less dividends and distributions:
  Dividends from net investment income ......        none      (0.0700)    (0.0700)   (0.0600)    (0.0200)   (0.0100)
  Distributions from net realized gain on
    security transactions ...................     (0.8700)     (1.1850)       none       none     (0.1300)   (0.1200)
                                                 --------     --------    --------   --------    --------   --------
  Total dividends and distributions .........     (0.8700)     (1.2550)    (0.0700)   (0.0600)    (0.1500)   (0.1300)
                                                 --------     --------    --------   --------    --------   --------
Net asset value, end of period ..............    $15.9400     $15.8900    $15.1300   $11.7500    $12.2400   $11.1200
                                                 ========     ========    ========   ========    ========   ========
Total return.................................        6.05%       14.46%      29.53%     (3.54%)     11.56%      1.99%

Ratios and supplemental data:
  Net assets, end of period
     (000's omitted).........................     $97,029      $79,900     $58,123     $39,344    $33,180    $14,251
  Ratio of expenses to average net assets ...        0.80%       0.80%        0.80%       0.80%      0.80%      0.98%
  Ratio of expenses to average  net assets
    prior to expense limitation .............        0.83%       0.82%        0.85%       0.88%      1.00%      1.25%
  Ratio of net investment income to  average
     net assets..............................        0.04%      (0.11%)       0.61%       0.64%      0.67%      0.28%
  Ratio of net investment income to  average
     net assets prior to expense limitation .        0.01%      (0.13%)       0.56%       0.56%      0.47%      0.01%
  Portfolio turnover.........................         147%         85%          73%         43%        57%        52%
  Average commission rate paid (2) .........      $0.0599     $0.0600          N/A         N/A        N/A        N/A


                    [RESTUBBED TABLE CONTINUED ON NEXT PAGE]

                               [RESTUBBED TABLE]

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                          Delaware Series
                                               ---------------------------------------------------------------------
                                                   Six
                                                  Months
                                                  Ended
                                                6/30/97(1)                         Year Ended December 31,
                                               (Unaudited)    1996      1995       1994        1993          1992
Net asset value, beginning of period ........    $16.6400    $15.5000    $12.6800   $13.3300    $13.5500   $12.9800
Income from investment operations:
  Net investment income (loss) ..............      0.2277      0.5303      0.5088     0.4373      0.3280     0.4572
  Net realized and unrealized gain (loss)
    from investments &
    foreign currencies ......................      1.5623      1.7647      2.7612    (0.4473)     0.6920     1.2328
                                                 --------    --------    --------   --------    --------   --------
  Net increase (decrease) in net assets
    from investment operations ..............      1.7900      2.2950      3.2700    (0.0100)     1.0200     1.6900
                                                 --------    --------    --------   --------    --------   --------
Less dividends and distributions:
  Dividends from net investment income ......     (0.4500)    (0.5000)    (0.4500)   (0.3400)    (0.4600)   (1.0600)
  Distributions from net realized gain on
    security transactions ...................     (1.0700)    (0.6550)      none     (0.3000)    (0.7800)   (0.0600)
                                                 --------    --------    --------   --------    --------   --------
  Total dividends and distributions .........     (1.5200)    (1.1550)    (0.4500)   (0.6400)    (1.2400)   (1.1200)
                                                 --------    --------    --------   --------    --------   --------
Net asset value, end of period ..............    $16.9100    $16.6400    $15.5000   $12.6800    $13.3300   $13.5500
                                                 ========    ========    ========   ========    ========   ========
Total return.................................       11.70%      15.91%      26.58%     (0.15%)      8.18%     13.85%

Ratios and supplemental data:
  Net assets, end of period
     (000's omitted).........................     $98,201     $75,402     $63,215    $47,731     $37,235    $15,150
  Ratio of expenses to average net assets ...        0.66%       0.68%       0.69%      0.70%       0.80%      0.86%
  Ratio of expenses to average  net assets
    prior to expense limitation .............        0.66%       0.68%       0.69%      0.70%       0.89%      0.94%
  Ratio of net investment income to  average
     net assets..............................        3.13%       3.56%       3.75%      3.71%       3.33%      3.60%
  Ratio of net investment income to  average
     net assets prior to expense limitation .        3.13%       3.56%       3.75%      3.71%       3.24%      3.52%
  Portfolio turnover.........................          72%         92%        106%       140%        162%       202%
  Average commission rate paid (2) ..........     $0.0600     $0.0600         N/A        N/A         N/A        N/A


-------------
1 Ratios have been annualized and total return has not been annualized.
2 Computed by dividing the total amount of commissions paid by the total number of shares purchased and sold during the period for which there was a commission charged.


                             See accompanying notes

Selected data for each share of the Series outstanding throughout each period were as follows:



                                                                        International Equity Series
                                               -------------------------------------------------------------------------
                                                 Six
                                                Months
                                                Ended                                                          10/29/92(1)
                                               6/30/97(3)                     Year Ended December 31,              to
                                              (Unaudited)     1996         1995         1994         1993       12/31/92

Net asset value, beginning of period .......   $15.1100     $13.1200     $11.8400     $11.6200     $10.0300     $10.0000
Income from investment operations:
  Net investment income ....................     0.2182       0.5572       0.4194       0.2198       0.0523       0.0153
  Net realized and unrealized gain (loss)
    from investments &
    foreign currencies .....................     1.8068       1.9658       1.1906       0.0802       1.5477       0.0147
                                               --------     --------    ---------     --------     --------     --------
  Net increase in net assets
    from investment operations .............     2.0250       2.5230       1.6100       0.3000       1.6000       0.0300
                                               --------     --------    ---------     --------     --------     --------
Less dividends and distributions:
  Dividends from net investment income .....    (0.5450)     (0.4200)     (0.2400)     (0.0700)     (0.0100)        none
  Distributions from net realized gain on
    security transactions...................       none      (0.1130)     (0.0900)     (0.0100)        none         none
                                               --------     --------    ---------     --------     --------     --------
  Total dividends and distributions ........    (0.5450)     (0.5330)     (0.3300)     (0.0800)      (0.010)        none
                                               --------     --------    ---------     --------     --------     --------
Net asset value, end of period .............   $16.5900     $15.1100     $13.1200     $11.8400     $11.6200     $10.0300
                                               ========     ========    =========     ========     ========     ========
Total return ...............................      13.95%       20.03%       13.98%        2.57%       15.97%        1.73%

Ratios and supplemental data:
  Net assets, end of period
     (000's omitted) .......................   $186,527     $131,428     $ 81,548     $ 57,649     $ 16,664     $    177
  Ratio of expenses to average net assets ..       0.80%        0.80%        0.80%        0.80%        0.80%          (2)
  Ratio of expenses to average  net assets
    prior to expense limitation ............       0.91%        0.91%        0.89%        1.01%        1.85%          (2)
  Ratio of net investment income to  average
     net assets ............................       3.38%        4.71%        3.69%        2.63%        1.85%          (2)
  Ratio of net investment income to  average
     net assets prior to expense limitation        3.27%        4.60%        3.60%        2.42%        0.80%          (2)
  Portfolio turnover .......................          6%           8%          19%          13%           9%          (2)
  Average commission rate paid(4) ............   $ 0.0190     $ 0.0100          N/A          N/A          N/A          N/A


                    [RESTUBBED TABLE CONTINUED ON NEXT PAGE]

                               [RESTUBBED TABLE]

Selected data for each share of the Series outstanding throughout each period were as follows:



                                                                               Value Series
                                                 --------------------------------------------------------------------
                                                   Six
                                                  Months
                                                   Ended                                                     12/27/93(1)
                                                  6/30/97(3)                Year Ended December 31,              to
                                                (Unaudited)         1996           1995           1994        12/31/93

Net asset value, beginning of period .......     $14.5000        $12.4700        $10.2900       $10.210       $10.0000
Income from investment operations:
  Net investment income ....................       0.1145          0.1120          0.1918        0.1481           none
  Net realized and unrealized gain (loss)
    from investments &
    foreign currencies .....................       2.1855          2.5480          2.2082       (0.0681)        0.2100
                                                 --------        --------        --------       -------       --------
  Net increase in net assets
    from investment operations .............       2.3000          2.6600          2.4000        0.0800         0.2100
                                                 --------        --------        --------       -------       --------
Less dividends and distributions:
  Dividends from net investment income .....      (0.1100)        (0.1800)        (0.1500)         none           none
  Distributions from net realized gain on
    security transactions...................      (0.9300)        (0.4500)        (0.0700)         none           none
                                                 --------        --------        --------       -------       --------
  Total dividends and distributions ........      (1.0400)        (0.6300)        (0.2200)         none           none
                                                 --------        --------        --------       -------       --------
Net asset value, end of period .............     $15.7600        $ 14.500        $12.4700       $10.290       $10.2100
                                                 ========        ========        ========       =======       ========
Total return ...............................        16.89%          22.55%          23.85%         0.78%          2.10%

Ratios and supplemental data:
  Net assets, end of period
     (000's omitted) .......................     $ 50,152        $ 23,683        $ 11,929       $ 6,291       $    210
  Ratio of expenses to average net assets ..         0.80%           0.80%           0.80%         0.80%            (2)
  Ratio of expenses to average  net assets
    prior to expense limitation ............         0.93%           0.99%           0.96%         1.41%            (2)
  Ratio of net investment income to  average
     net assets ............................         1.19%           1.28%           2.13%         2.62%            (2)
  Ratio of net investment income to  average
     net assets prior to expense limitation          1.06%           1.09%           1.97%         2.01%            (2)
  Portfolio turnover .......................           58%             84%             71%           26%            (2)
  Average commission rate paid(4) ............     $ 0.0596        $ 0.0600             N/A           N/A            N/A

----------------------
1 Date of commencement of operations; total return has been annualized.
2 The ratio of expenses and net investment income to average net assets and portfolio turnover have been omitted as management believes that such ratios are not meaningful due to the limited net assets of this Series.
3 Ratios have been annualized and total return has not been annualized.
4 Computed by dividing the total amount of commissions paid by the total number of shares purchased and sold during the period for which there was a commission charged.

                             See accompanying notes

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                        Trend Series                         Global Bond Series
                                               ---------------------------------------------------------   ---------------------
                                                  Six                                                         Six
                                                 Months                                                      Months
                                                 Ended                                        12/27/93(1)    Ended      5/2/96(1)
                                                6/30/97(3)        Year Ended December 31,           to      6/30/97(3)     to
                                              (Unaudited)    1996         1995      1994       12/31/93    (Unaudited)  12/31/96

Net asset value, beginning of period .......   $14.5600   $14.0200     $10.1600   $10.2000     $10.0000     $10.9600    $10.0000
Income from investment operations:
  Net investment income ....................     0.0053     0.0500       0.0976     0.0791        none        0.3347      0.3390
  Net realized and unrealized gain (loss)
    from investments &
    foreign currencies .....................     0.7447     1.3800       3.8524    (0.1191)      0.2000      (0.3697)     0.8310
                                               --------   --------     --------   --------     --------     --------    --------
  Net increase (decrease) in net assets
    from investment operations .............     0.7500     1.4300       3.9500    (0.0400)      0.2000      (0.0350)     1.1700
                                               --------   --------     --------   --------     --------     --------    --------
Less dividends and distributions:
  Dividends from net investment income .....    (0.0500)   (0.0900)     (0.0900)      none         none      (0.2800)    (0.2100)
  Distributions from net realized gain on
    security transactions ..................    (0.1800)   (0.8000)        none       none         none      (0.0850)       none
                                               --------   --------     --------   --------     --------     --------    --------
  Total dividends and distributions ........    (0.2300)   (0.8900)     (0.0900)      none         none      (0.3650)    (0.2100)
                                               --------   --------     --------   --------     --------     --------    --------
Net asset value, end of period .............   $15.0800   $14.5600     $14.0200   $10.1600     $10.2000     $10.5600    $10.9600
                                               ========   ========     ========   ========     ========     ========    ========
Total return ...............................       5.25%     11.00%       39.21%     (0.39%)       2.00%       (0.25%)     11.79%

Ratios and supplemental data:
  Net assets, end of period
     (000's omitted) .......................   $ 77,004   $ 56,423     $ 20,510   $  7,087        $ 204     $ 14,908    $  9,471
  Ratio of expenses to average net assets ..       0.80%      0.80%        0.80%      0.80%          (2)         0.80%       0.80%
  Ratio of expenses to average  net assets
    prior to expense limitation ............       0.88%      0.92%        0.96%      1.47%          (2)         1.08%       1.19%
  Ratio of net investment income to  average
     net asset .............................       0.10%      0.56%        1.03%      1.63%          (2)         7.61%       6.51%
  Ratio of net investment income to  average
     net assets prior to expense limitation        0.02%      0.44%        0.87%      0.96%          (2)         7.32%       6.12%
  Portfolio turnover .......................        142%       112%          76%        59%          (2)          107%         56%
  Average commission rate paid(4) ..........   $ 0.0597   $ 0.0598           N/A        N/A          N/A           N/A         N/A
_________________________
1 Date of commencement of operations; ratios have been annualized for the
  Global Bond Series and total return has not been annualized for the Trend
  Series and for the Global Bond Series.
2 The ratio of expenses and net investment income to average net assets and portfolio turnover have been omitted as management believes that such ratios are not meaningful due to the limited net assets
  of this Series.
3 Ratios have been annualized and total return has not been annualized.
4 Computed by dividing the total amount of commissions paid by the total number of shares purchased and sold during the period for which there was a commission charged.


                             See accompanying notes

Selected data for each share of the Series outstanding throughout each period were as follows:


                                               Strategic                     Emerging    Convertible
                                                 Income          Devon        Markets    Securities    Quantum
                                                 Series          Series       Series       Series      Series
                                                 ------          ------       ------       ------      ------
                                                 5/1/97(1)      5/1/97(1)     5/1/97(1)     5/1/97(1)   5/1/97(1)
                                                   to              to           to            to         to
                                                 6/30/97         6/30/97      6/30/97       6/30/97    6/30/97
                                               (Unaudited)     (Unaudited)  (Unaudited)   (Unaudited) (Unaudited)
Net asset value, beginning of period .........  $10.0000        $10.0000     $10.0000      $10.0000     $10.0000
Income from investment operations:
  Net investment income (loss) ...............    0.1093          0.0253       0.0309        0.0590       0.0159
  Net realized and unrealized gain (loss)
    from investments &
    foreign currencies .......................    0.1207          0.8747       0.8091        0.3110       0.7741
                                                 -------         -------      -------       -------     --------
  Net increase (decrease) in net assets
    from investment operations ...............    0.2300          0.9000       0.8400        0.3700       0.7900
                                                 -------         -------      -------       -------     --------
Less dividends and distributions:
  Dividends from net investment income .......      none            none         none          none         none
  Distributions from net realized gain on
    security transactions.....................      none            none         none          none         none
                                                 -------         -------      -------       -------     --------
  Total dividends and distributions ..........      none            none         none          none         none
                                                 -------         -------      -------       -------     --------
Net asset value, end of period ...............  $10.2300        $10.9000     $10.8400      $10.3700     $10.7900
                                                 =======         =======      =======       =======     ========
Total return .................................      2.30%           9.00%        8.40%         3.90%        7.90%

Ratios and supplemental data:
  Net assets, end of period
     (000's omitted) .........................   $ 3,034         $ 3,263      $ 3,212       $ 2,173     $  2,186
  Ratio of expenses to average net assets           0.80%           0.80%        1.50%         0.80%        0.80%
  Ratio of expenses to average  net assets
    prior to expense limitation ..............      1.70%           1.68%        3.71%         4.36%        2.29%
  Ratio of net investment income to  average
     net assets ..............................      7.05%           2.12%        2.28%         5.53%        1.14%
  Ratio of net investment income to  average
     net assets prior to expense limitation ..      6.15%           1.24%        0.07%         1.97%       (0.35%)
  Portfolio turnover .........................       120%             45%          17%           96%          33%
  Average commission rate paid2 ..............       N/A         $0.0600          N/A       $ 0.060     $ 0.0334

---------------------
1 Date of commencement of operations; ratios have been annualized and total return has not been annualized.
2 Computed by dividing the total amount of commissions paid by the total number of shares purchased and sold during the period for which there was a commission charged..

                             See accompanying notes

Delaware Group Premium Fund, Inc.
Notes to Financial Statements
June 30, 1997
(Unaudited)

Delaware Group Premium Fund, Inc. (The "Fund"), is registered as a diversified open-end investment company under the Investment Company Act of 1940, as amended. The Fund is organized as a Maryland Corporation and offers 15 series: the Decatur Total Return Series, the Delchester Series, the Capital Reserves Series, the Cash Reserves Series, the Delcap Series, the Delaware Series, the International Equity Series, the Value Series, the Trend Series, the Global Bond Series, the Strategic Income Series, the Devon Series, the Emerging Markets Series, the Convertible Securities Series, and the Quantum Series (the "Series"). The shares of the Fund are sold only to separate accounts of life insurance companies.

1. Significant Accounting Policies The following accounting policies are in accordance with generally accepted accounting principles and are consistently followed by the Fund:

Security Valuation-Securities listed on an exchange are valued at the last quoted sales price as of the close of the NYSE on the valuation date. Securities not traded or securities not listed on an exchange are valued at the mean of the last quoted bid and asked prices. Securities listed on a foreign exchange are valued at the last quoted sales price before the Fund is valued. Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Money market instruments having less than 60 days to maturity are valued at amortized cost which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Directors.

Federal Income Taxes-Each series intends to qualify as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles.

Repurchase Agreements-Each Series may invest in a pooled cash account along with other members of the Delaware Group of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. Government. The respective collateral is held by the custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 100% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Foreign Currency Transactions-Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar as of 3:00 PM EST. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. It is not practical to isolate that portion of both realized and unrealized gains and losses on investments in equity securities in the statement of operations that result from fluctuations in foreign currency exchange rates. The Funds do isolate that portion of gains and losses on investments in debt securities which are due to changes in the foreign exchange rate from that which are due to changes in market prices of debt securities. The Series reports certain foreign currency related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Other-Expenses common to all Funds within the Delaware Group of Funds are allocated amongst the Funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Funds are aware of such dividends, net of all non-rebatable tax withholdings. Original issue discounts are accreted to interest income over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates. The Delchester Series, the Capital Reserves Series, the Cash Reserves Series and the Strategic Income Series declare dividends daily from net investment income and pay such dividends monthly. The Global Bond Series declares and pays dividends from net investment income monthly. Short-term capital gains distributions, if any, may be paid with the dividend. Distributi ons from net realized securities profits normally will be distributed following the close of the fiscal year.

The Decatur Total Return Series, Delaware Series, Devon Series, Convertible Securities Series and Quantum Series will make payments from the Series' net investment income quarterly and distributions from net realized securities profits, if any, following the close of the fiscal year.

The DelCap Series, International Equity Series, Value Series and Emerging Markets Series will make payments from net income and net realized securities profits, if any, once a year.

The Trend Series will make payments from net investment income and net realized securities profits, if any, twice a year.

Certain Fund expenses are paid through "soft dollar" arrangements with brokers. The amount of these expenses is less than 0.01% of the Fund's average daily net assets.

Use of Estimates-The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2. Investment Management and Other Transactions with Affiliates
In accordance with the terms of the Investment Management Agreement, the Fund pays Delaware Management Company, Inc. ("DMC") the Investment Manager of each Series except the International Equity Series, the Global Bond Series and the Emerging Markets Series, and Delaware International Advisers Ltd. ("DIAL"), the investment manager of the International Equity Series, the Global Bond Series, and the Emerging Markets Series, an annual fee which is calculated daily on the average daily net assets of each Series, less the fees paid to the unaffiliated directors of the Decatur Total Return Series, the Delchester Series, the Capital Reserves Series, the Cash Reserves Series, the DelCap Series, the Delaware Series, and the International Equity Series. The manageme nt fee for the Value Series, the Trend Series, the Global Bond Series, the Strategic Income Series, The Devon Series, the Emerging Markets Series, the Convertible Securities Series, and the Quantum Series are calculated daily on the net assets of each Series without consideration of amounts paid to unaffiliated directors. The management fee rates are as follows:


                                    Decatur                     Capital     Cash                          International
                                  Total Return   Delchester    Reserves   Reserves    Delcap    Delaware     Equity         Value
                                     Series        Series        Series    Series     Series    Series       Series         Series
                                  ------------   ----------    --------   --------    ------    --------  -------------     ------
Management fee as a percentage
of average daily net assets
(per annum)...................        0.60%        0.60%         0.60%      0.50%      0.75%      0.60%       0.75%         0.75%

                                                   Global      Strategic             Emerging   Convertible
                                      Trend         Bond        Income      Devon     Markets   Securities    Quantum
                                     Series        Series        Series    Series     Series    Series        Series
                                     ------        ------      ---------   ------    --------   -----------   -------
Management fee as a percentage
of average daily net assets
(per annum)....................       0.75%        0.75%         0.65%      0.60%      1.25%      0.75%       0.75%



DMC and DIAL have elected to waive their fees and reimburse each Series to the extent that annual operating expenses exclusive of taxes, interest, brokerage commissions and extraordinary expenses, exceed 0.80% of average daily net assets for each Series, except for the International Equity Series and the Emerging Market Series, through December 31, 1997. For the International Equity Series DIALhas elected to waive their fee and reimburse the Series to the extent that annual operating expenses exclusive of taxes, interest, brokerage commissions and extraordinary expenses, exceed 0.80% of average daily net assets through June 30, 1997 and 0.95% of average daily net assets through December 31, 1997 and 1.50% of average daily net assets for the Emerging Markets Series through December 31, 1997. Total expenses absorbed by DMC and DIAL for the period ended June 30, 1997 are as follows:


                                    Decatur                     Capital     Cash                          International
                                  Total Return   Delchester    Reserves   Reserves    Delcap    Delaware     Equity         Value
                                     Series        Series        Series    Series     Series    Series       Series         Series
                                  ------------   ----------    --------   --------    -------   --------  -------------     -------
Total expenses absorbed
 by DMC or DIAL..............         ---            ---          ---        ---      $31,450      ---       $88,086        $22,400

                                                   Global      Strategic             Emerging   Convertible
                                      Trend         Bond        Income      Devon     Markets   Securities    Quantum
                                     Series        Series        Series    Series     Series    Series        Series
                                     ------        ------      ---------   ------    --------   -----------   -------
Total expenses absorbed
 by DMC or DIAL..............      $26,767       $17,567         $4,114   $3,145      $8,845       $11,367    $4,212

The Fund has engaged Delaware Service Company, Inc. ("DSC"), an affiliate of DMC, to serve as dividend disbursing and transfer agent for the Fund. Effective August 19, 1996, the Fund also engaged DSC to provide accounting services for the Series. Previously, Fund personnel provided this service and the related costs were recorded in salaries and other expense categories in the statement of operations. For the period ended June 30, 1997, the amounts expensed for each Series were as follows:

                                    Decatur                     Capital     Cash                          International
                                  Total Return   Delchester    Reserves   Reserves    Growth    Delaware     Equity         Value
                                     Series        Series        Series    Series     Series    Series       Series         Series
                                  ------------   ----------    --------   --------    -------   --------  -------------     -------
Dividend disbursing, transfer
 agent fees and other expenses.      $10,614      $1,666         $675     $1,420       $4,212    $1,954     $4,460           $920
Accounting fees................      $36,482      $11,515      $6,146     $4,872      $13,561    $4,331    $22,169         $5,581


                                                   Global      Strategic             Emerging   Convertible
                                      Trend         Bond        Income      Devon     Markets   Securities    Quantum
                                     Series        Series        Series    Series     Series    Series        Series
                                     ------        ------      ---------   ------    --------   -----------   -------
Dividend disbursing, transfer
 agent fees and other expenses.       $3,351       $1,262        $200       $140         $120    $3,019        $137
Accounting fees................      $10,186       $1,987        $172       $141         $150      $126        $110


On June 30, 1997, the Fund had payables to affiliates as follows:


                                    Decatur                     Capital     Cash                          International
                                  Total Return   Delchester    Reserves   Reserves    Growth    Delaware     Equity         Value
                                     Series        Series        Series    Series     Series    Series       Series         Series
                                  ------------   ----------    --------   --------    -------   --------  -------------     -------
Investment Management fee payble
 to DMC or DIAL..................   $103,925       $4,416     $13,703    $12,467      $58,202    $38,497    $101,402       $28,466
Dividend disbursing, transfer
agent fees, accounting fees and
 other expenses payable to DSC...     $9,645       $2,799        $877     $1,170       $3,283     $3,463      $6,495        $1,901
Other expenses payable to DMC and
 affiliatess.....................    $13,630         ---       $1,647     $1,692       $5,316     $4,446     $10,013        $2,364



                                                   Global      Strategic             Emerging   Convertible
                                      Trend         Bond        Income      Devon     Markets   Securities    Quantum
                                     Series        Series        Series    Series     Series    Series        Series
                                     ------        ------      ---------   ------    --------   -----------   -------

Investment Management fee payble
 to DMC or DIAL..................    $46,274      $60,548         ---       ---        ----       -----         ---
Dividend disbursing, transfer
agent fees, accounting fees and
  other expenses payable to DSC..     $2,748       $4,857         ---       ---        ----       -----         ---
Other expenses payable to DMC and
 affiliatess.....................     $4,008       $2,743         ---       ---        ----       -----         ---

Certain officers of DMC, DSC and DIAL are officers, directors and/or employees of the Fund. These officers, directors and employees are paid no compensation by the Fund.

3. Investments
During the period ended June 30, 1997, the Fund made purchases and sales of investment securities other than U.S. government securities and temporary cash investments for each Series as follows:


                                    Decatur                       Capital                               International
                                  Total Return    Delchester      Reserves     Delcap      Delaware        Equity         Value
                                     Series          Series        Series      Series      Series          Series         Series
                                  ------------     ----------   ----------   ----------    ----------   -------------    ---------
Purchases....................... $116,455,082     $41,977,680  $11,238,770  $70,264,702   $29,704,348   $41,116,855     $25,578,945
Sales...........................   55,142,175      35,073,208   11,204,901   53,607,890    17,612,015     4,674,299       9,247,340

                                                     Global      Strategic                 Emerging      Convertible
                                     Trend            Bond        Income       Devon       Markets        Securities      Quantum
                                     Series          Series        Series      Series      Series          Series         Series
                                     ------          ------      ---------     ------      --------      -----------      -------
Purchases.......................  $62,455,924     $11,704,989  $3,353,974   $2,895,822    $2,653,834    $2,171,781      $2,054,930
Sales...........................   38,967,059       6,106,708     549,942      173,373        66,941       165,967          93,048

At June 30, 1997, the aggregate cost of securities and unrealized appreciation (depreciation) for federal income tax purposes for each Series were as follows:

                           Decatur                       Capital       Cash                                International
                         Total Return    Delchester      Reserves    Reserves      Delcap       Delaware      Equity        Value
                            Series          Series        Series      Series       Series        Series       Series        Series
                         ------------    ----------     ----------  ----------   ----------   ----------  -------------  ----------
Cost of Investments..   $221,515,882    $75,409,337    $28,462,309 $31,229,060  $79,404,482  $83,400,541   $154,420,181 $40,718,687
                         ============    ==========     ==========  ==========   ==========   ==========  =============  ==========
Aggregate unrealized
 appreciation........    $47,086,708     $3,042,756       $259,853       $0000  $17,975,607  $14,788,188    $37,448,655  $7,976,200
Aggregate unrealized
 depreciation........     (1,261,229)      (607,596)       (69,809)       0000   (2,450,558)    (300,400)    (1,585,000)   (299,986)
                         ------------    ----------     ----------  ----------   ----------   ----------  -------------  ----------
Net unrealized
 appreciation........    $45,825,479      2,435,160       $190,044       $0000  $15,525,049  $14,487,788    $35,863,655  $7,676,214
                         ============    ==========     ==========  ==========   ==========   ==========  =============  ==========

                                            Global      Strategic                 Emerging     Convertible
                            Trend            Bond        Income       Devon       Markets      Securities     Quantum
                            Series          Series        Series      Series      Series         Series        Series
                            ------          ------      ---------     ------      --------     -----------    -------
Cost of Investments..    $69,030,158    $15,428,732    $3,069,720   $3,265,591   $3,178,352    $2,025,425   $2,087,882
                          ==========     ==========     =========    =========    =========     =========    =========
Aggregate unrealized
 appreciation.....       $10,681,832       $243,377       $30,035     $174,994     $229,193       $68,390     $137,720
Aggregate unrealized
 depreciation.....        (3,048,498)      (196,334)       (3,609)     (20,228)     (56,053)      (17,850)     (24,434)
                          ----------     ----------     ---------    ---------    ---------     ---------    ---------
Net unrealized
 appreciation.....        $7,633,334        $47,043       $26,426     $154,776     $173,140       $50,540     $113,286
                          ==========     ==========     =========    =========    =========     =========    =========

For federal income tax purposes, the Fund had accumulated capital losses at December 31, 1996 for each Series as follows:

                                                        Capital    International
                                         Delchester    Reserves       Equity
                                           Series       Series        Series
                                         ----------    ---------    ------------
Year of Expiration
2002..................................   $  880,637   $1,328,634
2003..................................    2,216,446
2004..................................                   292,208      $522,832

4. Capital Stock
Transactions in capital stock shares were as follows:

                                Decatur                                     Capital               Cash
                              Total Return          Delchester              Reserves             Reserves             Delcap
                                 Series               Series                 Series               Series              Series
                          ---------------------  --------------------  ------------------  --------------------  -----------------
                          Six months    Year     Six months    Year    Six months   Year   Six months    Year    Six months  Year
                             ended      ended      ended      ended       ended    ended     ended      ended     ended     ended
                           6/30/97     12/31/96   6/30/97    12/31/96   6/30/97  12/31/96   6/30/97    12/31/96  6/30/97   12/31/96
Shares sold............. 4,592,028    3,486,920  1,469,316  1,940,624   257,443   526,966  5,071,392  5,752,665 1,153,831 1,535,822
Shares issued upon
 reinvestment of dividends
 from net investment
 income and distributions
 of realized gains from
 security transactions.. 1,125,687      899,233    368,073    621,618    91,738   182,839     75,158    107,376   296,551   347,595
                         ---------    ---------  ---------  ---------   -------   -------  ---------  --------- --------- ---------
                         5,717,715    4,386,153  1,837,389  2,562,242   349,181   709,805  5,146,550  5,860,041 1,450,382 1,883,417

Shares repurchased......  (703,278)  (1,307,916)  (636,141)(1,513,036) (347,400) (658,016)(4,743,068)(4,846,004) (392,767) (694,724)
                         ---------    ---------  ---------  ---------   -------   -------  ---------  --------- --------- ---------
 Net increase (decrease) 5,014,437    3,078,237  1,201,248  1,049,206     1,781    51,789    403,482  1,014,037 1,057,615 1,188,693
                         =========    =========  =========  =========  ========= ======== ==========  ========= ========= =========


                                                     International                                                    Global
                                Delaware                Equity                Value                Trend               Bond
                                 Series                 Series                Series               Series             Series
                           ---------------------  --------------------  ------------------  --------------------  -----------------
                           Six months      Year   Six months     Year   Six months   Year   Six months    Year   Six months 5/2/96*
                              ended       ended     ended       ended     ended     ended     ended      ended     ended       to
                            6/30/97     12/31/96   6/30/97    12/31/96   6/30/97  12/31/96   6/30/97    12/31/96  6/30/97   12/31/96
Shares sold............    1,110,696     650,944  2,382,575  2,717,039  1,469,582  795,391  1,540,433  3,395,485  636,287   876,461
Shares issued upon
 reinvestment of dividends
 from net investment
 income and distributions
 of realized gains from
 security transactions...    455,997     326,621    342,396    265,574    135,707   54,501    63,254    101,808    38,585    11,182
                           ---------     -------  ---------  ---------  ---------  ------- ---------  ---------   -------   -------
                           1,566,693     977,565  2,724,971  2,982,613  1,605,289  849,892 1,603,687  3,497,293   674,872   887,643

Shares repurchased......    (292,538)   (524,572)  (175,944)  (503,590)   (57,336)(172,909) (370,808)(1,086,091) (127,571)  (23,197)
                           ---------     -------  ---------  ---------  ---------  ------- ---------  ---------   -------   -------
 Net increase (decrease).  1,274,155     452,993  2,549,027  2,479,023  1,547,953  676,983 1,232,879  2,411,202   547,301   864,446
                           =========     =======  =========  =========  =========  ======= =========  =========   =======   =======


                                                 Strategic                 Emerging    Convertible
                                                  Income        Devon       Markets    Securities    Quantum
                                                  Series        Series      Series      Series       Series
                                                ----------    ----------  ----------   ----------   ----------
                                                5/1/97* to    5/1/97* to  5/1/97* to   5/1/97* to   5/1/97* to
                                                 6/30/97        6/30/97     6/30/97      6/30/97      6/30/97
Shares sold.................................      296,980       299,324     296,362      209,576      202,509
Shares issued upon reinvestment of dividends
  from net investment income and distributions
  of realized gains from security transactions      --            --           --          --           --
                                                ----------    ----------  ----------   ----------   ----------
                                                  296,980       299,324     296,362      209,576      202,509

Shares repurchased..........................         (448)          (20)        (27)          (3)         (15)
                                                ----------    ----------  ----------   ----------   ----------
  Net increase (decrease)...................      296,532       299,304     296,335      209,573      202,494
                                                ==========    ==========  ==========   ==========   ==========
_________________________
*Date of commencement of operations.

5. Foreign Exchange Contracts
The Fund will generally enter into forward foreign currency contracts as a way of managing foreign exchange rate risk. A fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. A fund may also use these contracts to hedge the U.S. dollar value of securities it already owns denominated in foreign currencies.

Forward foreign currency contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. The change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the Fund's securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

The following forward currency contracts were outstanding at June 30, 1997 for the International Equity Series:

                                                                                            Unrealized
  CONTRACTS TO DELIVER           IN EXCHANGE FOR     CONTRACT VALUE     SETTLEMENT DATE    APPRECIATION
  --------------------           ---------------     --------------     ---------------    ------------
11,800,593 Dutch Guilders          $6,090,000          $6,024,035           7/31/97         $ 65,965
35,401,170 French Francs            5,194,281           5,148,774           7/31/97           45,507
6,157,061 New Zealand Dollars       4,273,000           4,184,438           7/31/97           88,562
                                                                                           ------------
                                                                                            $200,034
                                                                                           ============

                                                                                            Unrealized
  CONTRACTS TO RECEIVE           IN EXCHANGE FOR     CONTRACT VALUE     SETTLEMENT DATE    DEPRECIATION
  --------------------           ---------------     --------------     ---------------    ------------
1,024,321 British Pounds           $1,708,978          $1,705,341            7/1/97          ($3,637)
   97,722 British Pounds              154,697             154,366            7/2/97             (331)
   78,150 British Pounds              130,339             130,104            7/3/97             (235)
                                                                                           ------------
                                                                                             ($4,203)
                                                                                           ============

6. Concentrations of Credit Risk
Some countries in which the Funds may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant proportion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition of the Fund.

The Delchester Series, Strategic Income Series and Convertible Securities Series may invest in high-yield fixed income securities which carry ratings of BB or lower by S&P and/or Ba or lower by Moody's. Investments in these higher yielding securities may be accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Capital Reserves Series and the Delaware Series may invest in securities whose value is derived from an underlying pool of mortgages or consumer loans. Prepayment of these loans may shorten the stated maturity of the respective obligation and may result in a loss of premium, if any has been paid.

Each Series may invest up to 10% of its total assets in illiquid securities which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of some of these securities may adversely affect the Fund's ability to dispose of such securities in a timely manner and at a fair price when it is necessary to liquidate such securities. These securities, if any, have been denoted in the Statement of Net Assets.

60